As filed with the Securities and Exchange Commission on July 31, 2017.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22761

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2017

Date of reporting period: May 31, 2017

Item 1. Reports to Stockholders.

Annual Report

May 31, 2017

Elements U.S. Portfolio

Elements U.S. Small Cap Portfolio

Elements International Portfolio

Elements International Small Cap Portfolio

ELEMENTS U.S. PORTFOLIO

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on April 3, 2017 (commencement of operations). Returns shown reflect the reinvestment of all dividends, and are net of fees and expenses, and reflect voluntary waivers and reimbursement of all of the Portfolio’s fees and expenses by Stone Ridge Asset Management (“Stone Ridge”). Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, which may be discontinued at any time, returns for the Portfolio would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Russell 1000 Index is an unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment. Returns shown for the index include reinvestment of all dividends.

TOTAL RETURNS (FOR PERIOD ENDED MAY 31, 2017)(1)
Since Inception (4/3/17)
Elements U.S. Portfolio	1.20%
Russell 1000 Index	2.35%

(1)	Portfolio return is less than one year so return is not annualized.

Elements Portfolios	Annual Report	May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on April 3, 2017 (commencement of operations). Returns shown reflect the reinvestment of all dividends, and are net of fees and expenses, and reflect voluntary waivers and reimbursement of all of the Portfolio’s fees and expenses by Stone Ridge. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, which may be discontinued at any time, returns for the Portfolio would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Russell 2000 Index is an unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment. Returns shown for the index include reinvestment of all dividends.

TOTAL RETURNS (FOR PERIOD ENDED MAY 31, 2017)(1)
Since Inception (4/3/17)
Elements U.S. Small Cap Portfolio	(1.90)%
Russell 2000 Index	(0.96)%

(1)	Portfolio return is less than one year so return is not annualized.

Elements Portfolios	Annual Report	May 31, 2017

ELEMENTS INTERNATIONAL PORTFOLIO

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on May 1, 2017 (commencement of operations). Returns shown reflect the reinvestment of all dividends, and are net of fees and expenses, and reflect voluntary waivers and reimbursement of all of the Portfolio’s fees and expenses by Stone Ridge. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, which may be discontinued at any time, returns for the Portfolio would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The MSCI World ex USA Index is a free-float adjusted index which captures large- and mid-cap representation across 22 of 23 developed market countries, as determined by MSCI, excluding the United States. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment. Returns shown for the index include reinvestment of all dividends net of withholding tax.

TOTAL RETURNS (FOR PERIOD ENDED MAY 31, 2017)(1)
Since Inception (5/1/17)
Elements International Portfolio	2.90%
MSCI World ex USA Index	3.33%

(1)	Portfolio return is less than one year so return is not annualized.

Elements Portfolios	Annual Report	May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on May 1, 2017 (commencement of operations). Returns shown reflect the reinvestment of all dividends, and are net of fees and expenses, and reflect voluntary waivers and reimbursement of all of the Portfolio’s fees and expenses by Stone Ridge. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, which may be discontinued at any time, returns for the Portfolio would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The MSCI World ex USA Small Cap Index is a free-float adjusted index which captures small-cap representation across 22 or 23 developed market countries, as determined by MSCI, excluding the United States. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment. Returns shown for the index include reinvestment of all dividends net of withholding tax.

TOTAL RETURNS (FOR PERIOD ENDED MAY 31, 2017)(1)
Since Inception (5/1/17)
Elements International Small Cap Portfolio	3.60%
MSCI World ex USA Small Cap Index	3.28%

(1)	Portfolio return is less than one year so return is not annualized.

Elements Portfolios	Annual Report	May 31, 2017

Management’s Discussion of Fund Performance

The Elements U.S. Portfolio seeks to capture the equity risk premium by investing in a broad and diverse group of securities or derivatives on U.S. companies, with a focus on intuitive risk factors such as size, value, momentum, and quality that the Adviser believes may contribute to a positive equity risk premium. For the period since the Portfolio’s launch date on April 3, 2017 through May 31, 2017, the Portfolio’s total returns were 1.20%. Periods of positive performance for the Portfolio, such as the most recently completed fiscal year, correspond to periods when the equity risk premium and factors emphasized are positive for U.S. companies. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

The Elements U.S. Small Cap Portfolio seeks to capture the equity risk premium by investing in a broad and diverse group of securities or derivatives on U.S. small capitalization companies, with a focus on intuitive risk factors such as size, value, momentum, and quality that the Adviser believes may contribute to a positive equity risk premium. For the period since the Portfolio’s launch date on April 3, 2017 through May 31, 2017, the Portfolio’s total returns were -1.90%. Periods of negative performance for the Portfolio, such as the most recently completed fiscal year, correspond to periods when the equity risk premium and factors emphasized are negative for U.S. small capitalization companies. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

The Elements International Portfolio seeks to capture the equity risk premium by investing in a broad and diverse group of securities or derivatives on companies associated with countries with developed markets, with a focus on intuitive risk factors such as size, value, momentum, and quality that the Adviser believes may contribute to a positive equity risk premium. For the period since the Portfolio’s launch date on May 1, 2017 through May 31, 2017, the Portfolio’s total returns were 2.90%. Periods of positive performance for the Portfolio, such as the most recently completed fiscal year, correspond to periods when the equity risk premium, factors emphasized, and relevant currencies performances versus the U.S. dollar are positive for developed markets companies. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

The Elements International Small Cap Portfolio seeks to capture the equity risk premium by investing in a broad and diverse group of securities or derivatives on small capitalization companies associated with countries with developed markets, with a focus on intuitive risk factors such as size, value, momentum, and quality that the Adviser believes may contribute to a positive equity risk premium. For the period since the Portfolio’s launch date on May 1, 2017 through May 31, 2017, the Portfolio’s total returns were 3.60%. Periods of positive performance for the Portfolio, such as the most recently completed fiscal year, correspond to periods when the equity risk premium, factors emphasized, and relevant currencies performances versus the U.S. dollar are positive for small capitalization developed markets companies. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

Disclaimers

Past performance is no guarantee of future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investors should carefully consider the risks and investment objectives of the Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio and Elements International Small Cap Portfolio (collectively, the “Portfolios”), as an investment in a Portfolio may not be appropriate for all investors and the Portfolios are not designed to be a complete investment program. There can be no assurance that a Portfolio will achieve its investment objective. An investment in the Portfolios involves a high degree of risk. It is possible that

Elements Portfolios	Annual Report	May 31, 2017

Management’s Discussion of Fund Performance

investing in a Portfolio may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment. Before investing in a Portfolio, an investor should read the discussion of the risks of investing in the Portfolio in the prospectus.

Mutual fund investing in funds involves risks. Principal loss is possible.

Economic, political, and issuer-specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, you may lose money, even over the long term. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Foreign securities prices may decline or fluctuate because of economic or political actions of foreign governments and/or less regulated or liquid securities markets and may give rise to foreign currency risk. In addition to smaller company risk, securities of companies that exhibit other factors such as value, momentum or quality may be riskier than securities of companies that do not exhibit those factors, and may perform differently from the market as a whole. If a Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative, including the risk that the counterparty to the derivative is unable or unwilling to perform its obligations. Derivatives are subject to a number of additional risks including risks associated with the potential illiquidity of the derivative, changes in interest rates, market movements, and the possibility of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, and a Portfolio could lose more than the amount invested in a derivative. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all and that the value of collateral securing a securities loan or similar transaction falls.

The Portfolios intends to qualify for treatment as a “regulated investment company” (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, each Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. A Portfolio’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Portfolios’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect a Portfolio’s ability to qualify for such treatment.

If, in any year, a Portfolio were to fail to qualify as a RIC under the Code for any reason, and were not able to cure such failure, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

The Portfolios are classified as non-diversified under the 1940 Act. Accordingly, a Portfolio may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that a Portfolio invests a higher percentage of its assets in the securities of a single issuer, the Portfolio is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely. The Portfolios are newly organized open-end management investment companies with no history of operations and are designed for long-term investors and not as a short-term trading vehicle.

Must be preceded or accompanied by a current prospectus.

The Portfolios are distributed by Quasar Distributors, LLC.

Elements Portfolios	Annual Report	May 31, 2017

ALLOCATION OF PORTFOLIO HOLDINGS AT MAY 31, 2017 (Unaudited)

ELEMENTS U.S. PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$124,655,767	20.2%

Consumer Discretionary	119,761,402	19.4%

Industrials	85,131,396	13.8%

Financials	74,499,172	12.1%

Consumer Staples	66,458,559	10.8%

Health Care	53,494,966	8.7%

Materials	25,865,843	4.2%

Energy	9,497,035	1.6%

Telecommunication Services	7,317,078	1.2%

Utilities	2,626,158	0.4%

Real Estate	908,987	0.2%

Other(1)	45,859,216	7.4%
	$616,075,579

ELEMENTS INTERNATIONAL PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Industrials	$58,176,189	15.5%

Consumer Discretionary	45,872,125	12.2%

Financials	38,935,111	10.4%

Consumer Staples	36,357,529	9.7%

Materials	30,164,787	8.1%

Information Technology	18,010,919	4.8%

Health Care	11,581,559	3.1%

Telecommunication Services	11,079,316	3.0%

Energy	8,066,536	2.2%

Utilities	7,528,529	2.0%

Other(2)	108,589,649	29.0%
	$374,362,249

(1)	Cash, cash equivalents, U.S. Government notes, short-term investments and other assets less liabilities.
(2)	Cash, cash equivalents, short-term investments and other assets less liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

ELEMENTS U.S. SMALL CAP PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Consumer Discretionary	$95,815,474	22.6%

Industrials	90,759,491	21.4%

Information Technology	70,599,003	16.7%

Financials	60,467,501	14.3%

Consumer Staples	25,314,846	6.0%

Health Care	23,189,539	5.5%

Materials	16,153,793	3.8%

Energy	7,654,420	1.8%

Utilities	2,514,476	0.6%

Real Estate	2,451,904	0.6%

Telecommunication Services	1,701,346	0.4%

Other(1)	26,491,496	6.3%
	$423,113,289

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Industrials	$26,376,787	20.1%

Consumer Discretionary	21,544,491	16.4%

Materials	10,956,206	8.4%

Consumer Staples	9,694,955	7.4%

Information Technology	9,103,824	6.9%

Health Care	3,677,086	2.8%

Financials	3,666,552	2.8%

Energy	2,378,142	1.8%

Telecommunication Services	1,045,548	0.8%

Utilities	966,545	0.7%

Other(2)	41,854,224	31.9%
	$131,264,360

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 92.4%

Automobiles & Components - 1.5%
BorgWarner, Inc.	16,554	$703,711
Delphi Automotive PLC (a)	7,264	639,014
Ford Motor Co.	154,459	1,717,584
Gentex Corp.	73,881	1,402,261
Goodyear Tire & Rubber Co.	13,075	421,277
Harley-Davidson, Inc.	548	29,049
Lear Corp.	7,039	1,049,093
Thor Industries, Inc.	17,515	1,585,633
Visteon Corp. (b)	13,869	1,390,922

		8,938,544

Banks - 0.9%
Associated Banc-Corp.	53,446	1,274,687
Bank of Hawaii Corp.	5,263	409,093
BankUnited, Inc.	1,147	38,035
Citizens Financial Group, Inc.	4,043	137,866
Commerce Bancshares, Inc.	3,339	178,737
Cullen/Frost Bankers, Inc.	362	33,181
East West Bancorp, Inc.	17,964	983,170
Fifth Third Bancorp	1,206	28,630
First Hawaiian, Inc.	6,194	170,707
First Horizon National Corp.	3,123	52,904
Huntington Bancshares, Inc.	8,475	106,276
New York Community Bancorp, Inc.	595	7,687
Popular, Inc. (a)	20,762	772,346
Regions Financial Corp.	52,986	733,326
Signature Bank (b)	296	42,334
TCF Financial Corp.	23,441	353,021
TFS Financial Corp.	1,061	16,573
Western Alliance Bancorp (b)	480	21,946

		5,360,519

Capital Goods - 10.2%
3M Co.	3,818	780,666
Acuity Brands, Inc.	3,003	489,219
AECOM Technology Corp. (b)	24,618	790,484
AGCO Corp.	13,130	840,714
Air Lease Corp.	5,408	199,663
Allegion PLC (a)	4,018	315,935
Allison Transmission Holdings, Inc.	5,847	226,396
AMETEK, Inc.	13,652	833,045
AO Smith Corp.	25,958	1,424,316
Arconic, Inc.	8,397	230,666
Armstrong World Industries, Inc. (b)	6,029	251,108
Boeing Co.	15,574	2,922,150
BWX Technologies, Inc.	5,756	279,742
Carlisle Cos, Inc.	13,255	1,343,129
Caterpillar, Inc.	947	99,842
Chicago Bridge & Iron Co. (a)	21,129	399,761
Colfax Corp. (b)	12,393	502,660
Crane Co.	16,409	1,273,010
Cummins, Inc.	7,566	1,193,158
Danaher Corp.	8,959	760,978
Donaldson Co, Inc.	28,196	1,352,280
Dover Corp.	3,457	285,375
Eaton Corp. PLC (a)	13,455	1,041,148
Emerson Electric Co.	22,356	1,321,687

	SHARES	FAIR VALUE
Capital Goods - 10.2% (continued)
Fastenal Co.	790	$34,104
Flowserve Corp.	2,388	115,818
Fluor Corp.	25,102	1,126,076
Fortive Corp.	8,540	533,323
Fortune Brands Home & Security, Inc.	23,882	1,506,954
General Dynamics Corp.	1,820	369,915
Graco, Inc.	5,714	627,797
HD Supply Holdings, Inc. (b)	25,796	1,040,869
HEICO Corp.	22,794	1,691,543
HEICO Corp. - Class A	22,765	1,426,227
Hexcel Corp.	11,935	613,817
Honeywell International, Inc.	2,562	340,720
Hubbell, Inc.	10,959	1,270,258
Huntington Ingalls Industries, Inc.	5,880	1,151,363
IDEX Corp.	5,197	563,719
Illinois Tool Works, Inc.	200	28,244
Ingersoll-Rand PLC (a)	11,077	992,499
ITT, Inc.	31,913	1,213,013
Jacobs Engineering Group, Inc.	38,628	2,024,880
L3 Technologies, Inc.	5,711	962,818
Lennox International, Inc.	7,008	1,241,117
Lincoln Electric Holdings, Inc.	11,514	1,029,121
Lockheed Martin Corp.	3,304	928,854
Masco Corp.	10,369	386,245
Middleby Corp. (b)	1,134	145,560
MSC Industrial Direct Co, Inc.	15,693	1,317,270
Nordson Corp.	2,917	338,022
Northrop Grumman Corp.	1,275	330,506
Orbital ATK, Inc.	67	6,811
Oshkosh Corp.	23,165	1,462,175
Owens Corning	7,648	477,235
Parker-Hannifin Corp.	5,153	811,443
Pentair PLC (a)	11,715	775,767
Quanta Services, Inc. (b)	22,342	685,006
Raytheon Co.	8,703	1,427,379
Regal Beloit Corp.	17,850	1,413,720
Rockwell Automation, Inc.	2,228	353,628
Rockwell Collins, Inc.	4,254	463,899
Snap-on, Inc.	4,657	752,851
Spirit AeroSystems Holdings, Inc.	29,551	1,610,234
Stanley Black & Decker, Inc.	5,238	720,958
Terex Corp.	85	2,786
Textron, Inc.	21,208	1,013,742
Timken Co.	18,321	845,514
Toro Co.	15,747	1,078,512
Trinity Industries, Inc.	6,000	153,120
United Technologies Corp.	1,711	207,510
USG Corp. (b)	17,294	491,841
Valmont Industries, Inc.	7,403	1,083,799
WABCO Holdings, Inc. (b)	3,382	411,995
Wabtec Corp.	1,303	106,520
Watsco, Inc.	8,723	1,230,990
WESCO International, Inc. (b)	21,391	1,308,060
WW Grainger, Inc.	5,728	986,820
Xylem, Inc.	7,731	403,094

		62,793,193

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Commercial & Professional Services - 1.7%
Cintas Corp.	5,512	$693,851
Clean Harbors, Inc. (b)	289	16,881
Copart, Inc. (b)	13,489	420,722
Covanta Holding Corp.	1,340	19,765
Dun & Bradstreet Corp.	9,426	986,996
KAR Auction Services, Inc.	7,610	331,568
LSC Communications, Inc.	36,885	784,544
ManpowerGroup, Inc.	18,039	1,837,633
Nielsen Holdings PLC (a)	21,828	839,941
Pitney Bowes, Inc.	56,393	838,564
Republic Services, Inc.	15,440	982,138
Robert Half International, Inc.	18,515	860,762
Rollins, Inc.	6,457	278,103
RR Donnelley & Sons Co.	100,242	1,194,885
Stericycle, Inc. (b)	4,484	366,657
Verisk Analytics, Inc. (b)	3,174	256,745
Waste Management, Inc.	96	6,999

		10,716,754

Consumer Durables & Apparel - 4.3%
Brunswick Corp.	18,211	1,006,340
CalAtlantic Group, Inc.	8,484	305,763
Carter’s, Inc.	18,628	1,530,477
Coach, Inc.	24,545	1,134,224
DR Horton, Inc.	15,001	490,383
Garmin Ltd. (a)	17,307	900,656
Hanesbrands, Inc.	31,750	655,638
Hasbro, Inc.	7,792	820,186
Kate Spade & Co. (b)	51,405	946,880
Leggett & Platt, Inc.	13,984	727,448
Lennar Corp. - A	4,821	247,366
Lennar Corp. - B SHS	1,482	63,622
Lululemon Athletica, Inc. (b)	8,553	412,853
Mattel, Inc.	22,418	513,596
Michael Kors Holdings Ltd. (a)(b)	43,946	1,458,128
Mohawk Industries, Inc. (b)	2,761	660,707
NIKE, Inc.	49,993	2,649,129
NVR, Inc. (b)	654	1,492,677
PulteGroup, Inc.	10,390	235,541
PVH Corp.	11,221	1,188,865
Ralph Lauren Corp.	28,160	1,909,248
Skechers U.S.A., Inc. (b)	71,494	1,824,527
Tempur Sealy International, Inc. (b)	765	35,527
Toll Brothers, Inc.	662	24,434
Tupperware Brands Corp.	13,101	942,093
Under Armour, Inc. - Class A (b)	4,825	92,447
Under Armour, Inc. - Class C (b)	79,194	1,412,029
VF Corp.	22,561	1,213,782
Vista Outdoor, Inc. (b)	55,849	1,171,712
Whirlpool Corp.	1,585	294,081

		26,360,359

Consumer Services - 1.8%
Aramark	18,008	670,978
Brinker International, Inc.	37,339	1,464,809
Carnival Corp. (a)	6,011	385,125
Chipotle Mexican Grill, Inc. (b)	1,330	634,876
Choice Hotels International, Inc.	7,781	505,376

	SHARES	FAIR VALUE
Consumer Services - 1.8% (continued)
Darden Restaurants, Inc.	11,701	$1,040,570
Domino’s Pizza, Inc.	79	16,726
Extended Stay America, Inc.	13,702	249,376
Graham Holdings Co.	1,977	1,183,828
H&R Block, Inc.	6,936	184,081
Hilton Grand Vacations, Inc. (b)	5,387	192,693
Hilton Worldwide Holdings, Inc.	500	33,235
Hyatt Hotels Corp. (b)	29,023	1,674,627
International Game Technology PLC (a)	28,169	500,000
McDonald’s Corp.	123	18,559
Panera Bread Co. (b)	1,337	420,473
Service Corp International	12,241	390,243
ServiceMaster Global Holdings, Inc. (b)	2,748	103,874
Six Flags Entertainment Corp.	141	8,514
Starbucks Corp.	1,287	81,866
Wendy’s Co.	2,699	43,643
Wyndham Worldwide Corp.	2,004	202,384
Yum China Holdings, Inc. (b)	17,917	688,192
Yum! Brands, Inc.	2,414	175,353

		10,869,401

Diversified Financials - 3.1%
Affiliated Managers Group, Inc.	1,312	201,851
Ally Financial, Inc.	23,371	433,298
American Express Co.	11,640	895,582
Ameriprise Financial, Inc.	4,898	591,629
Artisan Partners Asset Management, Inc.	37,392	1,058,194
Bank of America Corp.	165,844	3,716,564
Capital One Financial Corp.	2,195	168,839
Citigroup, Inc.	6,415	388,364
Discover Financial Services	3,800	223,060
Donnelley Financial Solutions, Inc. (b)	13,626	310,400
E*TRADE Financial Corp. (b)	20,075	694,796
Eaton Vance Corp.	3,786	176,314
Federated Investors, Inc.	54,391	1,444,625
FNF Group	37,056	1,578,956
Franklin Resources, Inc.	40,626	1,697,761
JPMorgan Chase & Co.	8,219	675,191
Lazard Ltd. (a)	463	20,604
Legg Mason, Inc.	1,065	39,267
Leucadia National Corp.	33,354	813,504
LPL Financial Holdings, Inc.	190	7,397
MarketAxess Holdings, Inc.	1,614	307,596
Morningstar, Inc.	6,395	467,986
MSCI, Inc.	899	91,455
Navient Corp.	1,122	16,190
OneMain Holdings, Inc. (b)	13,781	310,899
Raymond James Financial, Inc.	100	7,227
S&P Global, Inc.	406	57,981
SEI Investments Co.	10,214	511,619
Synchrony Financial	26,800	719,580
Thomson Reuters Corp. (a)	37,644	1,643,537
Voya Financial, Inc.	2,493	85,211

		19,355,477

Energy - 1.5%
Baker Hughes, Inc.	14,040	774,306
Cheniere Energy, Inc. (b)	65	3,167

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Energy - 1.5% (continued)
Dril-Quip, Inc. (b)	25,116	$1,245,754
Ensco PLC (a)	443	2,764
Gulfport Energy Corp. (b)	3,949	56,668
HollyFrontier Corp.	12,298	293,922
Kinder Morgan, Inc.	16,781	314,812
Kosmos Energy Ltd. (a)(b)	1,310	7,860
Marathon Oil Corp.	2,587	33,683
Marathon Petroleum Corp.	12,386	644,567
Noble Corp PLC (a)	267,453	1,083,185
Oceaneering International, Inc.	31,687	772,529
PBF Energy, Inc.	26,475	511,497
Rowan Cos. PLC (a)(b)	33,331	401,305
Superior Energy Services, Inc. (b)	3,242	33,619
Transocean Ltd. (a)(b)	4,286	38,960
Valero Energy Corp.	20,093	1,235,117
Williams Cos., Inc.	21,042	601,801
World Fuel Services Corp.	40,790	1,441,519

		9,497,035

Food & Staples Retailing - 5.7%
Casey’s General Stores, Inc.	6,067	706,138
Costco Wholesale Corp.	20,488	3,696,650
CVS Health Corp.	50,879	3,909,033
Kroger Co.	79,146	2,356,968
Rite Aid Corp. (b)	157,634	537,532
Sprouts Farmers Market, Inc. (b)	50,574	1,211,753
Sysco Corp.	24,727	1,349,105
US Foods Holding Corp. (b)	75,960	2,275,762
Walgreens Boots Alliance, Inc.	47,732	3,867,247
Wal-Mart Stores, Inc.	161,293	12,677,630
Whole Foods Market, Inc.	73,085	2,557,244

		35,145,062

Food, Beverage & Tobacco - 4.1%
Archer-Daniels-Midland Co.	26,830	1,115,591
Blue Buffalo Pet Products, Inc. (b)	300	7,047
Brown-Forman Corp. - Class - A	4,168	221,071
Brown-Forman Corp. - Class - B	15,489	804,653
Bunge Ltd. (a)	19,677	1,573,570
Campbell Soup Co.	28,963	1,669,717
Coca-Cola Co.	30,770	1,399,112
Conagra Brands, Inc.	29,761	1,146,989
Dr Pepper Snapple Group, Inc.	2,984	276,945
Flowers Foods, Inc.	90,558	1,673,512
General Mills, Inc.	19,493	1,106,033
Hain Celestial Group, Inc. (b)	32,539	1,136,587
Hershey Co.	11,913	1,373,211
Hormel Foods Corp.	46,569	1,566,115
Ingredion, Inc.	14,308	1,632,400
JM Smucker Co.	6,436	822,843
Kellogg Co.	16,816	1,204,025
McCormick & Co, Inc.	7,771	809,350
Mead Johnson Nutrition Co.	12,528	1,120,254
Mondelez International, Inc.	2,188	101,939
Monster Beverage Corp. (b)	200	10,112
PepsiCo., Inc.	1,422	166,189
Pilgrim’s Pride Corp. (b)	20,167	469,286
Pinnacle Foods, Inc.	12,496	778,626

	SHARES	FAIR VALUE
Food, Beverage & Tobacco - 4.1% (continued)
Post Holdings, Inc. (b)	2,301	$184,862
Reynolds American, Inc.	18,632	1,253,002
TreeHouse Foods, Inc. (b)	4,932	380,652
Tyson Foods, Inc.	23,456	1,344,967

		25,348,660

Health Care Equipment & Services - 5.9%
Acadia Healthcare Co., Inc. (b)	578	23,894
Aetna, Inc.	11,384	1,649,086
Align Technology, Inc. (b)	1,254	182,081
Allscripts Healthcare Solutions, Inc. (b)	56,847	648,624
AmerisourceBergen Corp.	14,127	1,296,435
Anthem, Inc.	16,330	2,977,775
Baxter International, Inc.	10,580	627,500
C.R. Bard, Inc.	1,404	431,632
Cardinal Health, Inc.	15,779	1,172,222
Centene Corp. (b)	11,192	812,875
Cerner Corp. (b)	2,601	169,975
Cigna Corp.	17,927	2,890,370
Cooper Cos., Inc.	243	53,156
DaVita HealthCare Partners, Inc. (b)	13,406	888,282
Dentsply Sirona, Inc.	4,224	268,308
DexCom, Inc. (b)	1,289	86,157
Edwards Lifesciences Corp. (b)	3,360	386,635
Envision Healthcare Corp. (b)	347	18,950
Express Scripts Holding Co. (b)	27,208	1,625,678
HCA Healthcare, Inc. (b)	672	55,044
Henry Schein, Inc. (b)	8,558	1,574,415
Hill-Rom Holdings, Inc.	11,717	906,427
Hologic, Inc. (b)	7,452	322,746
Humana, Inc.	10,494	2,437,336
IDEXX Laboratories, Inc. (b)	2,381	400,937
Inovalon Holdings, Inc. (b)	2,118	28,805
Laboratory Corp. of America Holdings (b)	5,393	749,627
LifePoint Health, Inc. (b)	1,461	88,829
MEDNAX, Inc. (b)	16,677	905,561
Patterson Cos., Inc.	17,143	757,035
Premier, Inc. (b)	18,082	624,191
Quest Diagnostics, Inc.	8,326	905,619
ResMed, Inc.	1,075	76,432
UnitedHealth Group, Inc.	29,240	5,122,263
Universal Health Services, Inc.	3,275	372,236
Varex Imaging Corp. (b)	39,391	1,353,081
Varian Medical Systems, Inc. (b)	3,226	319,439
VCA, Inc. (b)	2,745	252,897
WellCare Health Plans, Inc. (b)	13,110	2,252,298
West Pharmaceutical Services, Inc.	7,790	755,786

		36,470,639

Household & Personal Products - 1.0%
Church & Dwight Co, Inc.	26,257	1,356,437
Clorox Co.	4,832	655,847
Colgate-Palmolive Co.	9,211	703,352
Edgewell Personal Care Co. (b)	10,020	732,863
Energizer Holdings, Inc.	5,088	272,717
Estee Lauder Cos., Inc.	8,459	796,330
Herbalife Ltd. (a)(b)	5,259	377,491
Kimberly-Clark Corp.	573	74,335

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Household & Personal Products - 1.0% (continued)
Nu Skin Enterprises, Inc.	17,163	$941,905
Procter & Gamble Co.	608	53,559

		5,964,836

Insurance - 7.9%
Aflac, Inc.	10,815	815,235
Allstate Corp.	13,871	1,197,622
American Financial Group, Inc.	18,059	1,803,191
American National Insurance Co.	3,866	454,371
AmTrust Financial Services, Inc.	42,736	561,551
Arthur J Gallagher & Co.	4,125	234,011
Assurant, Inc.	8,087	792,364
Athene Holding Ltd. (a)(b)	4,664	229,842
Berkshire Hathaway, Inc. (b)	77,970	12,886,882
Brown & Brown, Inc.	26,510	1,151,329
Cincinnati Financial Corp.	19,937	1,397,185
CNA Financial Corp.	33,445	1,525,092
Erie Indemnity Co.	2,333	274,757
First American Financial Corp.	40,114	1,745,761
Hanover Insurance Group, Inc.	19,787	1,650,038
Hartford Financial Services Group, Inc.	6,348	313,528
Lincoln National Corp.	461	29,956
Loews Corp.	24,330	1,147,403
Marsh & McLennan Cos, Inc.	23,819	1,847,402
Mercury General Corp.	9,997	559,832
MetLife, Inc.	20,556	1,039,928
Old Republic International Corp.	61,011	1,206,798
Principal Financial Group, Inc.	14,049	883,823
ProAssurance Corp.	20,238	1,205,173
Progressive Corp.	53,327	2,262,665
Prudential Financial, Inc.	6,797	712,665
Reinsurance Group of America, Inc.	12,624	1,571,814
RenaissanceRe Holdings Ltd. (a)	7,790	1,112,879
Torchmark Corp.	23,706	1,789,803
Travelers Cos., Inc.	13,446	1,678,733
Unum Group	11,009	495,185
Validus Holdings Ltd. (a)	35,712	1,907,021
WR Berkley Corp.	31,146	2,148,762

		48,632,601

Materials - 4.2%
Air Products & Chemicals, Inc.	160	23,050
Albemarle Corp.	1,901	215,954
AptarGroup, Inc.	12,801	1,088,213
Ashland Global Holdings, Inc.	400	26,616
Avery Dennison Corp.	19,097	1,609,113
Axalta Coating Systems Ltd. (a)(b)	18,847	589,911
Bemis Co, Inc.	29,156	1,301,524
Berry Global Group, Inc. (b)	2,408	139,640
Cabot Corp.	10,911	569,881
Celanese Corp.	426	36,870
Crown Holdings, Inc. (b)	11,982	691,841
Domtar Corp.	26,333	957,994
Eagle Materials, Inc.	1,584	149,371
Eastman Chemical Co.	980	78,508
FMC Corp.	7,010	528,344
Freeport-McMoRan, Inc. (b)	38,402	441,239
Graphic Packaging Holding Co.	32,271	435,981

	SHARES	FAIR VALUE
Materials - 4.2% (continued)
Huntsman Corp.	10,467	$250,161
International Flavors & Fragrances, Inc.	100	13,789
International Paper Co.	1,018	53,832
LyondellBasell Industries NV (a)	7,632	614,529
Monsanto Co.	16,738	1,965,376
Mosaic Co.	25,550	578,196
NewMarket Corp.	403	187,536
Newmont Mining Corp.	52,717	1,800,285
Nucor Corp.	14,640	850,584
Owens-Illinois, Inc. (b)	6,898	155,688
Packaging Corp of America	1,363	139,244
Platform Specialty Products Corp. (b)	12,835	160,181
Praxair, Inc.	4,201	555,750
Reliance Steel & Aluminum Co.	15,486	1,129,704
Royal Gold, Inc.	138	11,098
RPM International, Inc.	23,177	1,256,889
Scotts Miracle-Gro Co.	5,153	446,301
Sealed Air Corp.	20,631	916,429
Sherwin-Williams Co.	1,506	499,646
Silgan Holdings, Inc.	29,338	933,242
Sonoco Products Co.	28,858	1,463,389
Steel Dynamics, Inc.	14,746	501,216
United States Steel Corp.	427	8,903
Valspar Corp.	15,228	1,720,612
Westlake Chemical Corp.	731	44,927
WestRock Co.	13,159	716,113
WR Grace & Co.	114	8,173

		25,865,843

Media - 3.8%
AMC Networks, Inc. (b)	16,505	874,435
Cable One, Inc.	275	197,615
CBS Corp.	573	35,016
Cinemark Holdings, Inc.	648	25,641
Clear Channel Outdoor Holdings, Inc.	62,901	242,169
Discovery Communications, Inc. - A (b)	65,885	1,745,952
Discovery Communications, Inc. - C (b)	55,155	1,424,654
DISH Network Corp. (b)	11,496	733,100
Interpublic Group of Cos., Inc.	21,666	540,133
John Wiley & Sons, Inc.	31,796	1,612,057
Liberty Broadband Corp. - Class A (b)	294	25,946
Liberty Media Corp. - Liberty SiriusXM - A (b)	44,609	1,858,857
Liberty Media Corp. - Liberty SiriusXM - B (b)	14,026	584,463
Lions Gate Entertainment Corp. - A (a)(b)	3,363	91,137
Lions Gate Entertainment Corp. - B (a)(b)	2,369	59,912
Live Nation Entertainment, Inc. (b)	30,757	1,060,809
Madison Square Garden Co. (b)	3,317	648,175
News Corp. - Class A	154,794	2,071,144
News Corp. - Class B	66,839	915,694
Omnicom Group, Inc.	3,980	333,206
Regal Entertainment Group	24	499
Scripps Networks Interactive, Inc.	24,110	1,596,564
TEGNA, Inc.	46,566	1,105,477
Time Warner, Inc.	3,623	360,452
Tribune Media Co.	5,553	212,125
Twenty-First Century Fox, Inc. - A	70,826	1,920,801

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Media - 3.8% (continued)
Twenty-First Century Fox, Inc. - B	56,485	$1,519,447
Viacom, Inc. - Class A	6,013	230,899
Viacom, Inc. - Class B	6,531	227,213
Walt Disney Co.	11,624	1,254,695

		23,508,287

Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
Bio-Rad Laboratories, Inc. (b)	1,945	434,669
Bio-Techne Corp.	150	16,812
Bristol-Myers Squibb Co.	35,449	1,912,474
Bruker Corp.	31,774	864,571
Charles River Laboratories International, Inc. (b)	2,077	191,188
Eli Lilly & Co.	21,160	1,683,701
Endo International PLC (a)(b)	41,460	546,443
Johnson & Johnson	15,577	1,997,750
Mallinckrodt PLC (a)(b)	81	3,494
Merck & Co., Inc.	9,575	623,428
Mettler-Toledo International, Inc. (b)	161	93,832
Mylan NV (a)(b)	11,881	463,121
Patheon NV (a)(b)	599	20,791
PerkinElmer, Inc.	13,865	874,327
Perrigo Co. PLC (a)	11,213	816,867
Pfizer, Inc.	153,143	5,000,119
QIAGEN N.V. (a)	16,417	550,955
Quintiles IMS Holdings, Inc. (b)	1,021	88,255
VWR Corp. (b)	16,566	547,672
Waters Corp. (b)	1,636	293,858

		17,024,327

Real Estate - 0.2%
Jones Lang LaSalle, Inc.	54	6,236
Realogy Holdings Corp.	29,842	908,987

		915,223

Retailing - 8.1%
Advance Auto Parts, Inc.	5,211	696,346
Amazon.com, Inc. (b)	1,930	1,919,617
AutoNation, Inc. (b)	9,095	359,434
AutoZone, Inc. (b)	952	576,836
Bed Bath & Beyond, Inc.	55,161	1,898,090
Best Buy Co., Inc.	41,476	2,463,260
Burlington Stores, Inc. (b)	11,619	1,136,919
Cabela’s, Inc. (b)	6,991	369,334
CST Brands, Inc.	300	14,499
Dick’s Sporting Goods, Inc.	32,214	1,324,962
Dillard’s, Inc.	3,667	188,777
Dollar General Corp.	19,221	1,410,629
Dollar Tree, Inc. (b)	15,937	1,238,305
Expedia, Inc.	5,502	791,077
Foot Locker, Inc.	22,528	1,338,388
GameStop Corp.	35,085	776,782
Gap, Inc.	88,295	1,986,637
Genuine Parts Co.	10,233	947,780
Groupon, Inc. (b)	391,197	1,177,503
Home Depot, Inc.	1,768	271,406
Kohl’s Corp.	35,842	1,377,408

	SHARES	FAIR VALUE
Retailing - 8.1% (continued)
L Brands, Inc.	13,152	$678,643
Liberty Expedia Holdings, Inc. (b)	9,442	492,589
Liberty Interactive Corp Q-A (b)	81,391	1,909,433
LKQ Corp. (b)	38,800	1,221,812
Lowe’s Cos., Inc.	20,093	1,582,726
Macy’s, Inc.	73,246	1,721,281
Michaels Cos, Inc. (b)	83,723	1,618,366
Murphy USA, Inc. (b)	17,825	1,212,635
Nordstrom, Inc.	18,610	777,898
O’Reilly Automotive, Inc. (b)	1,182	286,139
Penske Automotive Group, Inc.	14,774	625,679
Pool Corp.	8,892	1,059,304
Ross Stores, Inc.	26,880	1,718,170
Sally Beauty Holdings, Inc. (b)	74,598	1,344,256
Signet Jewelers Ltd. (a)	21,235	1,021,403
Staples, Inc.	285,984	2,596,735
Target Corp.	42,894	2,365,604
Tiffany & Co.	11,297	982,387
TJX Cos, Inc.	22,686	1,706,214
Tractor Supply Co.	25,681	1,416,307
TripAdvisor, Inc. (b)	8,175	314,819
Urban Outfitters, Inc. (b)	46,780	882,739
Williams-Sonoma, Inc.	5,871	285,683

		50,084,811

Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	59,458	2,727,933
Cree, Inc. (b)	52,930	1,262,116
First Solar, Inc. (b)	9,799	377,360
Intel Corp.	85,332	3,081,339
KLA-Tencor Corp.	9,331	970,424
Lam Research Corp.	2,358	365,891
Marvell Technology Group Ltd. (a)	73,440	1,266,106
Maxim Integrated Products, Inc.	2,535	121,173
NVIDIA Corp.	9,346	1,349,095
ON Semiconductor Corp. (b)	44,942	695,702
QUALCOMM, Inc.	1,848	105,835
Skyworks Solutions, Inc.	5,480	583,236
Teradyne, Inc.	13,619	484,155
Texas Instruments, Inc.	7,762	640,287
Xilinx, Inc.	9,275	618,735

		14,649,387

Software & Services - 9.9%
Accenture PLC-CL A (a)	17,064	2,123,956
Activision Blizzard, Inc.	1,603	93,904
Akamai Technologies, Inc. (b)	4,258	200,765
Alliance Data Systems Corp.	74	17,844
Alphabet, Inc. - Class A (b)	10,860	10,719,797
Alphabet, Inc. - Class C (b)	9,850	9,503,871
Amdocs Ltd. (a)	30,373	1,967,563
ANSYS, Inc. (b)	7,680	970,214
Atlassian Corp PLC (a)(b)	6,801	243,204
Automatic Data Processing, Inc.	1,305	133,593
Black Knight Financial Services, Inc. (b)	11,914	474,773
Booz Allen Hamilton Holding Corp.	29,500	1,163,480
Broadridge Financial Solutions, Inc.	11,257	854,294
CA, Inc.	28,354	900,807

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Software & Services - 9.9% (continued)
Cadence Design Systems, Inc. (b)	25,278	$888,269
CDK Global, Inc.	6,891	423,521
Citrix Systems, Inc. (b)	2,673	220,629
Cognizant Technology Solutions Corp.	2,054	137,433
CommerceHub, Inc. - Series - A (b)	6,494	110,528
CommerceHub, Inc. - Series - C (b)	17,829	306,302
CoreLogic, Inc. (b)	15,839	685,829
CSRA, Inc.	23,662	713,646
Dell Technologies, Inc. - Class - V (b)	14,359	996,371
DST Systems, Inc.	2,809	339,383
eBay, Inc. (b)	4,422	151,675
Euronet Worldwide, Inc. (b)	5,474	477,497
Facebook, Inc. (b)	6,237	944,656
FactSet Research Systems, Inc.	3,519	583,063
Fidelity National Information Services, Inc.	4,377	375,853
FireEye, Inc. (b)	3,740	56,063
First Data Corp. (b)	59,457	1,018,498
Fiserv, Inc. (b)	4,137	518,283
Fortinet, Inc. (b)	5,866	230,768
Gartner, Inc. (b)	4,781	571,808
Genpact Ltd. (a)	58,765	1,605,460
GoDaddy, Inc. (b)	307	12,630
Guidewire Software, Inc. (b)	2,003	133,039
IAC InterActive Corp. (b)	11,551	1,228,333
International Business Machines Corp.	25,362	3,871,002
Intuit, Inc.	3,247	456,658
Jack Henry & Associates, Inc.	2,964	314,806
Leidos Holdings, Inc.	5,890	327,248
Manhattan Associates, Inc. (b)	6,725	314,999
MasterCard, Inc.	12,943	1,590,436
Match Group, Inc. (b)	51,471	1,002,655
Nuance Communications, Inc. (b)	899	16,641
Nutanix, Inc. (b)	23,273	434,042
PayPal Holdings, Inc. (b)	8,115	423,684
PTC, Inc. (b)	1,469	84,585
Red Hat, Inc. (b)	153	13,704
Sabre Corp.	14,289	320,502
SS&C Technologies Holdings, Inc.	6,519	244,984
Symantec Corp.	2,374	71,956
Synopsys, Inc. (b)	20,674	1,547,862
Tableau Software, Inc. (b)	5,469	339,133
Teradata Corp. (b)	61,257	1,669,866
Total System Services, Inc.	11,077	659,635
Twitter, Inc. (b)	18,732	343,170
Tyler Technologies, Inc. (b)	592	101,161
Vantiv, Inc. (b)	4,855	304,506
VeriFone Systems, Inc. (b)	34,561	632,121
Visa, Inc.	900	85,707
VMware, Inc. (b)	26,726	2,596,431
Western Union Co.	16,397	311,871
Yelp, Inc. (b)	7,695	214,844
Zynga, Inc. (b)	245,105	862,770

		61,254,581

Technology Hardware & Equipment - 7.9%
Amphenol Corp.	9,234	688,857
Apple, Inc.	120,971	18,479,530
ARRIS International PLC (a)(b)	32,351	907,122

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 7.9% (continued)
Arrow Electronics, Inc. (b)	12,654	$956,516
Avnet, Inc.	22,659	831,132
Brocade Communications Systems, Inc.	54,083	683,068
CDW Corp.	21,813	1,312,706
Cisco Systems, Inc.	88,522	2,791,099
CommScope Holding Co, Inc. (b)	26,298	972,763
Corning, Inc.	64,121	1,865,921
Dolby Laboratories, Inc.	37,413	1,885,241
EchoStar Corp. (b)	6,418	378,983
F5 Networks, Inc. (b)	7,955	1,019,274
Fitbit, Inc. (b)	102,438	535,751
FLIR Systems, Inc.	21,197	803,154
Harris Corp.	4,550	510,328
HP, Inc.	99,621	1,868,890
IPG Photonics Corp. (b)	107	14,877
Jabil Circuit, Inc.	42,744	1,278,901
Juniper Networks, Inc.	63,964	1,876,064
Keysight Technologies, Inc. (b)	25,402	981,533
Motorola Solutions, Inc.	6,142	513,287
National Instruments Corp.	29,229	1,115,086
NCR Corp. (b)	28,902	1,113,594
NetApp, Inc.	33,657	1,362,772
Trimble, Inc. (b)	21,965	791,619
Western Digital Corp.	526	47,372
Xerox Corp.	391,261	2,766,215
Zebra Technologies Corp. (b)	3,835	400,144

		48,751,799

Telecommunication Services - 1.2%
AT&T, Inc.	94,841	3,654,224
CenturyLink, Inc.	8,402	209,630
Frontier Communications Corp.	535,711	701,781
Telephone & Data Systems, Inc.	32,639	931,191
T-Mobile US, Inc. (b)	10,406	701,572
United States Cellular Corp. (b)	27,995	1,118,680

		7,317,078

Transportation - 1.9%
Alaska Air Group, Inc.	1,777	154,688
Avis Budget Group, Inc. (b)	305	6,981
CH Robinson Worldwide, Inc.	10,479	702,198
Copa Holdings (a)	3,157	356,867
Delta Air Lines, Inc.	20,215	993,163
Expeditors International of Washington, Inc.	27,533	1,469,712
Genesee & Wyoming, Inc. (b)	522	34,191
J.B. Hunt Transport Services, Inc.	11,650	994,677
JetBlue Airways Corp. (b)	71,011	1,592,067
Kirby Corp. (b)	4,510	298,787
Landstar System, Inc.	23,551	1,967,686
Old Dominion Freight Line, Inc.	6,884	614,879
Southwest Airlines Co.	31,284	1,879,856
United Continental Holdings, Inc. (b)	6,975	555,698

		11,621,450

Utilities - 0.4%
Aqua America, Inc.	2,743	89,669
Atmos Energy Corp.	1,737	144,709

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Utilities - 0.4% (continued)
Avangrid, Inc.	2,553	$115,983
Calpine Corp. (b)	25,000	321,250
Eversource Energy	556	34,511
MDU Resources Group, Inc.	13,929	379,287
National Fuel Gas Co.	528	29,969
NiSource, Inc.	2,692	70,180
NRG Energy, Inc.	23,554	378,277
OGE Energy Corp.	469	16,710
ONEOK, Inc.	3,027	150,381
PG&E Corp.	2,450	167,531
Pinnacle West Capital Corp.	530	46,826
UGI Corp.	2,960	151,493
Vectren Corp.	1,461	89,618
WEC Energy Group, Inc.	136	8,535
Westar Energy, Inc.	2,964	156,944
Xcel Energy, Inc.	5,725	274,285

		2,626,158

TOTAL COMMON STOCKS (Cost $561,148,185)		569,072,024

REAL ESTATE INVESTMENT TRUSTS - 0.2%

Diversified Financials - 0.1%
Chimera Investment Corp.	1,489	27,695
Starwood Property Trust, Inc.	11,981	263,822
Two Harbors Investment Corp.	15,022	149,920

		441,437

Real Estate - 0.1%
Annaly Capital Management, Inc.	58,673	702,902

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,113,822)		1,144,339

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT NOTES - 0.8%

U.S. Government Notes - 0.8%
United States Treasury Floating Rate Note - 0.899%, 07/31/2017 (c)	$5,001,000	5,002,090

TOTAL U.S. GOVERNMENT NOTES (Cost $5,002,016)		5,002,090

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 11.3%

Money Market Funds - 6.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.64% (d)	7,913,264	$7,913,264
First American Government Obligations Fund - Class Z - 0.65% (d)	7,913,263	7,913,263
First American Treasury Obligations Fund - Class Z - 0.64% (d)	7,913,263	7,913,263
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.67% (d)	7,913,263	7,913,263
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.65% (d)	7,913,263	7,913,263

		39,566,316

	PRINCIPAL AMOUNT	FAIR VALUE

U.S. Treasury Bills - 4.9%
0.729%, 06/29/2017 (e)	$1,000	999
0.800%, 07/13/2017 (e)	10,000,000	9,990,638
0.862%, 08/03/2017 (e)	20,000,000	19,968,380

		29,960,017

TOTAL SHORT-TERM INVESTMENTS (Cost $69,528,028)		69,526,333

TOTAL INVESTMENTS (Cost $636,792,051) - 104.7%		644,744,786

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)%		(28,669,207)

TOTAL NET ASSETS - 100.0%		$616,075,579

Percentages are stated as a percent of net assets.

PLC -	Public Limited Company
(a)	Foreign issued security. Total foreign securities are $30,668,179, which represents 5.0% of net assets.
(b)	Non-income producing security.
(c)	Variable rate security. This rate is listed as of May 31, 2017.
(d)	Rate shown is the 7-day effective yield.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
S&P 500 E-Mini Index, June 2017 Settlement	360	$43,399,800	$(15,577)

TOTAL FUTURES CONTRACTS PURCHASED		$43,399,800	$(15,577)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 93.4%

Automobiles & Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	10,273	$155,225
Cooper Tire & Rubber Co.	15,649	563,364
Cooper-Standard Holdings, Inc. (a)	4,316	466,171
Dana Holding Corp.	14,477	305,754
Dorman Products, Inc. (a)	6,082	507,239
Fox Factory Holding Corp. (a)	9,985	328,007
Gentherm, Inc. (a)	230	8,671
Horizon Global Corp. (a)	6,128	90,143
LCI Industries	9,326	830,014
Modine Manufacturing Co. (a)	3,234	49,157
Spartan Motors, Inc.	67,059	576,707
Standard Motor Products, Inc.	15,765	767,125
Stoneridge, Inc. (a)	33,835	523,089
Strattec Security Corp.	8,094	287,742
Superior Industries International, Inc.	17,535	341,933
Tenneco, Inc.	2,981	169,470
Tower International, Inc.	7,226	167,643
Unique Fabricating, Inc.	4,029	37,429

		6,174,883

Banks - 7.1%
Access National Corp.	1,524	42,657
ACNB Corp.	243	6,865
American National Bankshares, Inc.	4,460	155,431
Ames National Corp.	1,113	33,000
Arrow Financial Corp.	4,204	133,057
Astoria Financial Corp.	14,681	271,892
Atlantic Capital Bancshares, Inc. (a)	6,276	116,420
BancFirst Corp.	130	12,278
Banco Latinoamericano de Comercio Exterior, S.A. (b)	10,087	272,349
Bank Mutual Corp.	22,080	195,408
Bank of Marin Bancorp	3,232	193,758
BankFinancial Corp.	18,404	270,171
Bankwell Financial Group, Inc.	128	3,972
Bear State Financial, Inc.	9,733	85,066
Beneficial Bancorp, Inc.	5,219	76,458
Berkshire Hills Bancorp, Inc.	6,709	240,518
Blue Hills Bancorp, Inc.	1,000	18,000
Boston Private Financial Holdings, Inc.	11,064	160,428
Brookline Bancorp, Inc.	14,027	193,573
Bryn Mawr Bank Corp.	5,558	227,044
C&F Financial Corp.	1,253	60,332
California First National Bancorp	3,516	60,299
Camden National Corp.	1,757	70,631
Capital City Bank Group, Inc.	17,183	322,353
Cathay General Bancorp	10,838	384,749
CenterState Banks, Inc.	6,157	148,014
Central Pacific Financial Corp.	13,047	394,672
Central Valley Community Bancorp	9,999	208,779
Century Bancorp, Inc. - Class A	696	41,586
Charter Financial Corp.	8,817	157,824
Chemung Financial Corp.	4,790	180,008
Citizens & Northern Corp.	12,345	275,170
City Holding Co.	330	20,820

	SHARES	FAIR VALUE
Banks - 7.1% (continued)
CNB Financial Corp.	2,423	$50,810
CoBiz Financial, Inc.	13,401	210,932
Codorus Valley Bancorp, Inc.	891	22,988
Columbia Banking System, Inc.	3,211	117,876
Community Bank System, Inc.	12	645
Community Trust Bancorp, Inc.	11,402	473,183
County Bancorp, Inc.	1,562	38,675
Customers Bancorp, Inc. (a)	11,100	310,245
Enterprise Bancorp, Inc.	2,930	87,900
Enterprise Financial Services Corp.	1,820	72,982
ESSA Bancorp, Inc.	750	10,913
Essent Group Ltd. (a)(b)	24,825	900,403
EverBank Financial Corp.	11,371	221,166
F.N.B. Corp.	14,867	196,244
Farmers Capital Bank Corp.	4,873	186,149
Farmers National Banc Corp.	14,028	190,079
Federal Agricultural Mortgage Corp. - Class C	2,183	132,290
Fidelity Southern Corp.	1,663	35,572
Financial Institutions, Inc.	2,495	76,472
First Bancorp, Inc.	2,954	74,234
First Bancorp Puerto Rico (a)(b)	43,907	227,877
First Bancorp NC	5,706	158,399
First Busey Corp.	14,295	405,835
First Business Financial Services, Inc.	9,448	215,887
First Citizens BancShares, Inc. - Class A	837	277,382
First Commonwealth Financial Corp.	42,726	524,675
First Community Bancshares, Inc.	7,366	187,833
First Connecticut Bancorp, Inc.	5,455	136,648
First Defiance Financial Corp.	87	4,533
First Financial Bancorp	13,599	340,655
First Financial Bankshares, Inc.	507	19,393
First Financial Corp.	1,646	74,975
First Financial Northwest, Inc.	5,789	92,740
First Internet Bancorp	1,495	38,571
First Interstate BancSystem, Inc. - Class A	25,500	889,946
First Merchants Corp.	6,860	272,273
First NBC Bank Holding Co. (a)	45,404	1,862
Flagstar Bancorp, Inc. (a)	485	14,012
Flushing Financial Corp.	2,696	74,895
Fulton Financial Corp.	38,426	672,455
German American Bancorp, Inc.	803	24,933
Glacier Bancorp, Inc.	10,859	350,311
Great Southern Bancorp, Inc.	1,679	82,187
Great Western Bancorp, Inc.	1,371	51,906
Green Bancorp, Inc. (a)	6,364	121,234
Hanmi Financial Corp.	1,088	28,941
Heartland Financial USA, Inc.	8,647	387,818
Heritage Commerce Corp.	46,723	628,892
Heritage Financial Corp.	3,368	80,327
Home Bancorp, Inc.	1,002	34,870
Home BancShares, Inc.	1,628	38,111
HomeStreet, Inc. (a)	9,085	243,478
HomeTrust Bancshares, Inc. (a)	4,458	110,336
Horizon Bancorp	1,353	34,420
Independent Bank Corp. - Massachusetts	1,170	70,727
Independent Bank Corp. - Michigan	12,827	261,029

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Banks - 7.1% (continued)
Kearny Financial Corp.	2,438	$34,010
Lakeland Bancorp, Inc.	16,443	308,306
Lakeland Financial Corp.	678	28,768
Legacy Texas Financial Group, Inc.	861	30,324
Macatawa Bank Corp.	20,928	193,375
MBT Financial Corp.	26,850	272,528
Meridian Bancorp, Inc.	11,768	190,642
Meta Financial Group, Inc.	1,550	132,680
MGIC Investment Corp. (a)	50,788	537,337
MidWestOne Financial Group, Inc.	1,456	50,421
National Bank Holdings Corp. - Class A	176	5,372
National Bankshares, Inc.	1,927	77,658
National Commerce Corp. (a)	415	15,500
NBT Bancorp, Inc.	1,192	41,887
NMI Holdings, Inc. - Class A (a)	11,659	121,254
Northfield Bancorp, Inc.	800	13,168
Northrim BanCorp, Inc.	8,075	239,828
Northwest Bancshares, Inc.	65,459	1,007,414
OceanFirst Financial Corp.	314	8,321
Ocwen Financial Corp. (a)	2,106	5,223
OFG Bancorp (b)	24,726	231,188
Old Second Bancorp, Inc.	9,464	109,782
Oritani Financial Corp.	9,769	161,677
Pacific Continental Corp.	2,718	64,009
Pacific Premier Bancorp, Inc. (a)	5	170
Park Sterling Corp.	19,822	230,133
Peapack Gladstone Financial Corp.	11,881	361,064
Penns Woods Bancorp, Inc.	640	25,280
Peoples Bancorp, Inc.	2,562	77,501
People’s United Financial, Inc.	182	3,016
People’s Utah Bancorp	3,727	95,411
Preferred Bank	2,643	131,912
Premier Financial Bancorp, Inc.	11,699	231,172
Provident Financial Holdings, Inc.	9,667	183,673
Provident Financial Services, Inc.	22,237	519,012
QCR Holdings, Inc.	5,024	220,051
Radian Group, Inc.	70,804	1,137,112
Renasant Corp.	21,721	867,754
Republic Bancorp, Inc. - Class A	5,049	175,099
S&T Bancorp, Inc.	2,313	77,185
Sandy Spring Bancorp, Inc.	3,074	117,949
Shore Bancshares, Inc.	17,493	278,663
Sierra Bancorp	9,750	234,293
Southern First Bancshares, Inc. (a)	460	15,732
Southern Missouri Bancorp, Inc.	2,190	68,766
Southern National Bancorp of Virginia, Inc.	2,938	50,269
Southwest Bancorp, Inc.	1,894	46,592
Stock Yards Bancorp, Inc.	8,137	294,559
Stonegate Bank	6,142	277,864
Territorial Bancorp, Inc.	8,616	258,997
The Bancorp, Inc. (a)	18,467	113,018
TriCo Bancshares	8,396	292,852
TriState Capital Holdings, Inc. (a)	1,235	28,652
TrustCo Bank Corp. NY	85,352	627,337
Trustmark Corp.	1,346	40,932
Umpqua Holdings Corp.	68,184	1,155,378
Union Bankshares Corp.	2,252	75,667

	SHARES	FAIR VALUE
Banks - 7.1% (continued)
United Bankshares, Inc.	5,922	$226,517
United Community Banks, Inc.	935	24,095
United Community Financial, Corp.	394	3,117
United Financial Bancorp, Inc.	6,796	110,027
Valley National Bancorp	42,349	477,697
Veritex Holdings, Inc. (a)	145	3,770
Walker & Dunlop, Inc. (a)	2,402	112,197
WashingtonFirst Bankshares, Inc.	838	27,503
Waterstone Financial, Inc.	8,262	156,152
Webster Financial Corp.	2,289	111,520
West Bancorporation, Inc.	6,496	142,587
Western New England Bancorp, Inc.	5,292	52,655
Wintrust Financial Corp.	7,449	512,193
WSFS Financial Corp.	3,493	154,041

		29,931,514

Capital Goods - 12.5%
AAON, Inc.	5,885	212,890
AAR Corp.	6,754	235,985
Actuant Corp. - Class A	7,894	204,849
Advanced Drainage Systems, Inc.	24,602	471,128
Aegion Corp. (a)	18,417	364,472
Aerojet Rocketdyne Holdings, Inc. (a)	18,086	396,083
Alamo Group, Inc.	6,423	546,790
Allied Motion Technologies, Inc.	9,636	242,634
American Railcar Industries, Inc.	607	21,542
American Superconductor Corp. (a)	16,930	69,752
American Woodmark Corp. (a)	2,916	270,605
Apogee Enterprises, Inc.	4,331	230,756
Applied Industrial Technologies, Inc.	19,436	1,200,173
Argan, Inc.	16,649	983,123
Armstrong Flooring, Inc. (a)	30,460	563,205
Astec Industries, Inc.	13,461	753,412
Astronics Corp. (a)	13,542	414,385
Atkore International Group, Inc. (a)	36,452	760,389
Axon Enterprise, Inc. (a)	558	13,398
AZZ, Inc.	2,669	144,793
Babcock & Wilcox Enterprises, Inc. (a)	17,099	182,104
Barnes Group, Inc.	13,179	745,800
Beacon Roofing Supply, Inc. (a)	19,517	941,305
Blue Bird Corp. (a)	26,420	482,165
BMC Stock Holdings, Inc. (a)	28,409	553,976
Briggs & Stratton Corp.	2,469	58,713
Builders FirstSource, Inc. (a)	46,739	638,455
Caesarstone Ltd. (a)(b)	8,955	336,260
Chart Industries, Inc. (a)	2,489	85,497
Columbus McKinnon Corp.	23,920	668,325
Comfort Systems USA, Inc.	20,218	696,510
Continental Building Products, Inc. (a)	11,304	275,818
CSW Industrials, Inc. (a)	4,309	152,108
Cubic Corp.	7,003	324,589
Curtiss-Wright Corp.	7,980	718,439
DMC Global, Inc.	25,400	321,310
Ducommun, Inc. (a)	16,082	511,568
DXP Enterprises, Inc. (a)	9,128	327,056
Dycom Industries, Inc. (a)	1,739	146,406
EMCOR Group, Inc.	30,875	1,945,743
Encore Wire Corp.	4,487	185,537

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Capital Goods - 12.5% (continued)
EnerSys	9,668	$716,012
ESCO Technologies, Inc.	1,821	104,890
Esterline Technologies Corp. (a)	1,450	141,303
Federal Signal Corp.	27,379	429,303
Foundation Building Materials, Inc. (a)	22,499	303,737
Franklin Electric Co, Inc.	3,673	140,309
FreightCar America, Inc.	38,694	648,511
Gencor Industries, Inc. (a)	20,601	333,736
Generac Holdings, Inc. (a)	2,213	76,680
General Cable Corp.	935	15,474
Gibraltar Industries, Inc. (a)	8,826	274,489
Global Brass & Copper Holdings, Inc.	11,562	350,329
GMS, Inc. (a)	21,549	703,790
Graham Corp.	11,378	238,142
Granite Construction, Inc.	1,760	82,474
Griffon Corp.	23,098	501,227
Hardinge, Inc.	36,091	436,701
Harsco Corp. (a)	33,212	494,859
HC2 Holdings, Inc. (a)	79,830	423,099
Hillenbrand, Inc.	20,734	740,204
Hurco Cos, Inc.	9,434	274,529
Hyster-Yale Materials Handling, Inc.	2,883	215,158
IES Holdings, Inc. (a)	7,166	109,998
Insteel Industries, Inc.	19,798	628,784
JELD-WEN Holding, Inc. (a)	15,455	482,814
Kadant, Inc.	8,848	679,969
Kaman Corp.	17,289	835,232
Kennametal, Inc.	1,037	39,893
KLX, Inc. (a)	8,698	420,896
Lawson Products, Inc. (a)	16,273	346,615
Lindsay Corp.	524	44,739
LSI Industries, Inc.	51,557	455,248
Lydall, Inc. (a)	1,218	61,448
Masonite International Corp. (a)(b)	12,222	900,150
MasTec, Inc. (a)	6,985	296,164
Meritor, Inc. (a)	7,266	113,132
Miller Industries, Inc.	11,216	287,130
Moog, Inc. - Class A (a)	11,281	790,121
MRC Global, Inc. (a)	25,840	466,412
Mueller Industries, Inc.	32,500	919,100
Mueller Water Products, Inc. - Class A	27,909	312,023
MYR Group, Inc. (a)	17,052	500,647
National Presto Industries, Inc.	4,933	525,118
NCI Building Systems, Inc. (a)	19,179	319,330
Neff Corp. - Class A (a)	29,404	499,868
NOW, Inc. (a)	23,634	390,197
NV5 Global, Inc. (a)	1,604	58,867
Omega Flex, Inc.	2,904	177,783
Orion Group Holdings, Inc. (a)	39,760	283,489
Patrick Industries, Inc. (a)	4,759	315,046
PGT Innovations, Inc. (a)	9,799	112,199
Ply Gem Holdings, Inc. (a)	17,048	278,735
Powell Industries, Inc.	19,323	636,306
Preformed Line Products Co.	4,000	192,000
Primoris Services Corp.	28,148	653,034
Proto Labs, Inc. (a)	2,986	191,104
Quanex Building Products Corp.	17,406	358,564

	SHARES	FAIR VALUE
Capital Goods - 12.5% (continued)
Raven Industries, Inc.	6,859	$232,177
REV Group, Inc.	715	19,198
Rexnord Corp. (a)	7,067	161,128
Rush Enterprises, Inc. - Class A (a)	23,204	831,863
Rush Enterprises, Inc. - Class B (a)	4,922	162,278
Simpson Manufacturing Co, Inc.	20,339	817,221
SiteOne Landscape Supply, Inc. (a)	5,110	271,750
Sparton Corp. (a)	23,371	401,046
SPX Corp. (a)	7,662	184,578
Standex International Corp.	1,004	88,252
Supreme Industries, Inc. - Class A	34,959	619,473
Teledyne Technologies, Inc. (a)	3,624	476,592
Tennant Co.	8,861	620,270
The Gorman-Rupp Co.	18,059	434,680
The Greenbrier Companies, Inc.	7,137	315,812
Thermon Group Holdings, Inc. (a)	14,304	264,910
Titan International, Inc.	158	1,638
Titan Machinery, Inc. (a)	31,982	538,897
TPI Composites, Inc. (a)	1,823	31,027
Trex Co., Inc. (a)	523	33,613
TriMas Corp. (a)	21,304	464,427
Triumph Group, Inc.	11,032	359,643
Tutor Perini Corp. (a)	7,096	184,141
Univar, Inc. (a)	51,156	1,556,166
Universal Forest Products, Inc.	4,080	358,754
Vectrus, Inc. (a)	13,417	395,802
Veritiv Corp. (a)	11,493	507,991
Vicor Corp. (a)	15,679	265,759
Wabash National Corp.	50,164	1,002,778
Watts Water Technologies, Inc. - Class A	7,907	491,025
Wesco Aircraft Holdings, Inc. (a)	48,522	468,237
Woodward, Inc.	10,996	749,048

		53,035,333

Commercial & Professional Services - 7.4%
ABM Industries, Inc.	20,236	870,957
Acacia Research Corp. (a)	78,270	309,167
ACCO Brands Corp. (a)	37,601	426,771
ARC Document Solutions, Inc. (a)	98,133	324,820
Barrett Business Services, Inc.	9,157	522,590
Brady Corp. - Class A	34,586	1,241,637
Casella Waste Systems, Inc. (a)	8,774	123,012
CBIZ, Inc. (a)	43,149	651,550
CECO Environmental Corp.	69,473	653,046
CompX International, Inc.	258	3,509
CRA International, Inc.	13,879	479,797
Deluxe Corp.	9,643	657,267
Ennis, Inc.	32,806	526,536
Essendant, Inc.	23,971	385,933
Exponent, Inc.	4,508	267,324
Franklin Covey Co. (a)	24,459	483,065
FTI Consulting, Inc. (a)	12,920	446,128
GP Strategies Corp. (a)	6,492	159,379
Healthcare Services Group, Inc.	16,289	779,754
Heidrick & Struggles International, Inc.	32,642	703,435
Heritage-Crystal Clean, Inc. (a)	17,472	266,448
Herman Miller, Inc.	32,790	1,034,525
Hill International, Inc. (a)	48,394	237,131

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Commercial & Professional Services - 7.4% (continued)
HNI Corp.	11,993	$515,939
Huron Consulting Group, Inc. (a)	6,594	273,981
ICF International, Inc. (a)	17,117	805,355
InnerWorkings, Inc. (a)	57,503	623,333
Insperity, Inc.	8,356	630,460
Interface, Inc.	42,005	863,203
Kelly Services, Inc.	34,201	794,489
Kforce, Inc.	39,116	704,088
Kimball International, Inc. - Class B	64,851	1,114,140
Knoll, Inc.	19,923	428,345
Korn/Ferry International	4,502	144,559
Matthews International Corp. - Class A	2,598	165,623
McGrath RentCorp	13,013	431,641
Mistras Group, Inc. (a)	15,210	318,193
MSA Safety, Inc.	11,610	941,571
Multi-Color Corp.	3,189	273,935
Navigant Consulting, Inc. (a)	39,928	778,197
NL Industries, Inc. (a)	24,524	181,478
On Assignment, Inc. (a)	14,868	779,083
Quad Graphics, Inc.	26,904	599,152
Resources Connection, Inc.	36,107	453,143
RPX Corp. (a)	74,454	985,771
SP Plus Corp. (a)	27,936	824,112
Steelcase, Inc. - Class A	44,461	744,722
Team, Inc. (a)	1,314	33,704
Tetra Tech, Inc.	14,113	648,492
The Brink’s Co.	9,703	612,259
TRC Cos., Inc. (a)	37,154	650,195
TriNet Group, Inc. (a)	16,143	499,303
TrueBlue, Inc. (a)	37,033	994,336
UniFirst Corp.	7,296	1,033,843
Viad Corp.	8,354	368,829
VSE Corp.	5,267	220,371
West Corp.	22,013	510,041

		31,499,667

Consumer Durables & Apparel - 5.5%
Acushnet Holdings Corp.	29,493	560,367
American Outdoor Brands Corp. (a)	22,535	510,418
AV Homes, Inc. (a)	23,166	363,127
Bassett Furniture Industries, Inc.	17,254	512,444
Beazer Homes USA, Inc. (a)	12,300	150,060
Callaway Golf Co.	31,572	402,227
Cavco Industries, Inc. (a)	717	79,049
Century Communities, Inc. (a)	1,306	32,519
Columbia Sportswear Co.	24,754	1,343,647
Crocs, Inc. (a)	66,053	451,142
CSS Industries, Inc.	5,590	148,638
Culp, Inc.	9,748	312,911
Deckers Outdoor Corp. (a)	6,767	469,359
Escalade, Inc.	7,051	84,612
Ethan Allen Interiors, Inc.	27,943	753,064
Flexsteel Industries, Inc.	12,205	618,183
Fossil Group, Inc. (a)	51,082	550,153
G-III Apparel Group Ltd. (a)	32,397	634,009
GoPro, Inc. - Class A (a)	16,109	132,416
Green Brick Partners, Inc. (a)	11,194	110,821
Helen of Troy Ltd. (a)(b)	10,847	987,077

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 5.5% (continued)
Hooker Furniture Corp.	14,477	$621,063
Hovnanian Enterprises, Inc. - Class A (a)	19,651	47,752
Installed Building Products, Inc. (a)	2,594	128,662
iRobot Corp. (a)	5,205	482,608
JAKKS Pacific, Inc. (a)	44,577	187,223
Johnson Outdoors, Inc. - Class A	14,799	635,469
KB Home	5,408	113,460
La-Z-Boy, Inc.	29,701	787,077
Libbey, Inc.	25,258	206,358
Lifetime Brands, Inc.	17,396	320,086
M/I Homes, Inc. (a)	8,202	231,214
Malibu Boats, Inc. - Class A (a)	19,385	470,086
Marine Products Corp.	2,478	33,726
MCBC Holdings, Inc.	18,714	359,870
MDC Holdings, Inc.	12,213	410,968
Movado Group, Inc.	28,131	593,564
NACCO Industries, Inc. - Class A	7,047	466,864
Nautilus, Inc. (a)	31,473	571,235
Oxford Industries, Inc.	7,882	423,579
Perry Ellis International, Inc. (a)	33,781	619,544
Sequential Brands Group, Inc. (a)	24,351	78,167
Steven Madden Ltd. (a)	31,465	1,235,001
Sturm Ruger & Co, Inc.	6,801	433,224
Superior Uniform Group, Inc.	6,989	134,888
Taylor Morrison Home Corp. - Class A (a)	48,938	1,137,809
The New Home Co, Inc. (a)	10,036	107,887
TopBuild Corp. (a)	13,077	700,273
TRI Pointe Group, Inc. (a)	2,693	33,312
UCP, Inc. - Class A (a)	6,956	76,516
Unifi, Inc. (a)	1,606	45,193
Universal Electronics, Inc. (a)	135	8,721
Vera Bradley, Inc. (a)	81,882	770,510
Vince Holding Corp. (a)	69,656	41,835
Wolverine World Wide, Inc.	50,722	1,318,772
ZAGG, Inc. (a)	41,144	343,552

		23,382,311

Consumer Services - 4.3%
Adtalem Global Education, Inc.	15,621	584,225
American Public Education, Inc. (a)	16,555	364,210
Ascent Capital Group, Inc. - Class A (a)	13,028	179,396
Belmond Ltd. - Class A (a)(b)	3,692	45,596
Biglari Holdings, Inc. (a)	717	272,611
BJ’s Restaurants, Inc. (a)	7,435	333,088
Bloomin’ Brands, Inc.	26,709	534,981
Bob Evans Farms, Inc.	9,428	663,825
Bojangles’, Inc. (a)	4,983	87,202
Bridgepoint Education, Inc. (a)	32,265	446,548
Bright Horizons Family Solutions, Inc. (a)	70	5,370
Buffalo Wild Wings, Inc. (a)	2,380	342,006
Caesars Acquisition Co. - Class A (a)	44,159	779,406
Cambium Learning Group, Inc. (a)	1,629	8,096
Capella Education Co.	2,568	222,260
Career Education Corp. (a)	45,487	429,397
Carrols Restaurant Group, Inc. (a)	13,546	160,520
Century Casinos, Inc. (a)	32,921	257,113
Churchill Downs, Inc.	286	47,948
Chuy’s Holdings, Inc. (a)	12,882	346,526

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Consumer Services - 4.3% (continued)
ClubCorp Holdings, Inc.	1,717	$22,836
Collectors Universe, Inc.	9,904	248,095
Cracker Barrel Old Country Store, Inc.	3,202	534,126
Del Frisco’s Restaurant Group, Inc. (a)	30,226	513,842
Del Taco Restaurants, Inc. (a)	16,492	211,592
Denny’s Corp. (a)	23,535	280,066
El Pollo Loco Holdings, Inc. (a)	4,064	55,474
Eldorado Resorts, Inc. (a)	5,224	108,398
Fiesta Restaurant Group, Inc. (a)	12,390	273,200
Grand Canyon Education, Inc. (a)	1,702	133,437
Houghton Mifflin Harcourt Co. (a)	15,509	191,536
ILG, Inc.	770	20,744
International Speedway Corp. - Class A	19,928	703,458
J Alexander’s Holdings, Inc. (a)	27,210	308,834
K12, Inc. (a)	33,343	627,849
La Quinta Holdings, Inc. (a)	11,348	157,283
Laureate Education, Inc. - Class A (a)	12,923	216,073
Liberty Tax, Inc. - Class A	4,723	66,594
Luby’s, Inc. (a)	94,439	251,208
Marriott Vacations Worldwide Corp.	2,611	304,234
Monarch Casino & Resort, Inc. (a)	7,357	221,814
Papa John’s International, Inc.	4,101	330,418
Penn National Gaming, Inc. (a)	25,745	497,651
Pinnacle Entertainment, Inc. (a)	21,748	426,043
Potbelly Corp. (a)	49,733	571,930
Red Robin Gourmet Burgers, Inc. (a)	1,155	83,247
Regis Corp. (a)	72,041	680,787
Ruby Tuesday, Inc. (a)	77,509	170,520
Ruth’s Hospitality Group, Inc.	29,224	631,238
SeaWorld Entertainment, Inc.	16,361	292,044
Sonic Corp.	8,370	244,571
Speedway Motorsports, Inc.	27,880	480,094
Strayer Education, Inc.	3,807	336,729
Texas Roadhouse, Inc.	7,696	376,488
The Cheesecake Factory, Inc.	13,969	823,892
The Habit Restaurants, Inc. - Class A (a)	1,985	36,822
The Marcus Corp.	780	25,740
Weight Watchers International, Inc. (a)	16,938	445,469

		18,014,700

Diversified Financials - 2.6%
B. Riley Financial, Inc.	815	12,266
Cohen & Steers, Inc.	10,045	393,764
Diamond Hill Investment Group, Inc.	131	26,491
Enova International, Inc. (a)	23,255	309,291
Evercore Partners, Inc. - Class A	13,219	896,248
EZCORP, Inc. - Class A (a)	53,674	456,229
FBR & Co.	6,707	118,714
Fidelity National Financial, Inc. (a)	29,352	409,460
Fifth Street Asset Management, Inc.	48,353	181,324
Financial Engines, Inc.	104	3,942
FirstCash, Inc.	1,353	72,588
GAIN Capital Holdings, Inc.	174	1,018
GAMCO Investors, Inc. - Class A	16,876	489,404
Green Dot Corp. - Class A (a)	15,163	557,089
Greenhill & Co, Inc.	9,306	188,447
Hennessy Advisors, Inc.	7,049	101,365
Houlihan Lokey, Inc.	19,290	647,565

	SHARES	FAIR VALUE
Diversified Financials - 2.6% (continued)
Investment Technology Group, Inc.	9,579	$190,909
Janus Henderson Group PLC (a)(b)	29,032	908,113
Ladenburg Thalmann Financial Services, Inc. (a)	17,819	38,133
Manning & Napier, Inc.	46,072	214,235
Marlin Business Services Corp.	21,442	543,555
Medley Management, Inc. - Class A	21,895	126,991
Moelis & Co.	20,862	732,256
NewStar Financial, Inc.	4,220	37,516
OM Asset Management Plc (b)	11,141	155,528
On Deck Capital, Inc. (a)	21,105	74,712
Oppenheimer Holdings, Inc. - Class A	3,470	54,132
PICO Holdings, Inc. (a)	26,843	438,883
Piper Jaffray Cos.	4,107	240,876
PJT Partners, Inc. - Class A	463	17,904
Pzena Investment Management, Inc. - Class A	50,314	436,222
Regional Management Corp. (a)	1,054	21,080
Silvercrest Asset Management Group, Inc. - Class A	9,341	114,427
Tiptree, Inc.	1,514	9,160
Virtu Financial, Inc. - Class A	12,971	211,427
Virtus Investment Partners, Inc.	385	38,770
Waddell & Reed Financial, Inc. - Class A	62,756	1,050,535
Westwood Holdings Group, Inc.	3,847	209,969
World Acceptance Corp. (a)	2,041	159,443

		10,889,981

Energy - 1.8%
Adams Resources & Energy, Inc.	8,016	319,598
Alon USA Energy, Inc.	56,541	698,281
Archrock, Inc.	21,590	226,695
Atwood Oceanics, Inc. (a)	8,247	82,800
Contango Oil & Gas Co. (a)	3,445	21,221
CVR Energy, Inc.	22,951	458,102
Dawson Geophysical Co. (a)	43,616	167,922
Delek US Holdings, Inc.	25,500	625,260
Dorian LPG Ltd. (a)(b)	14,429	112,691
EP Energy Corp. - Class A (a)	86	362
Era Group, Inc. (a)	21,563	181,345
Evolution Petroleum Corp.	18,690	136,437
Exterran Corp. (a)	17,022	480,020
Independence Contract Drilling, Inc. (a)	8,927	34,101
International Seaways, Inc. (a)(b)	14,100	278,898
Mammoth Energy Services, Inc. (a)	12,793	232,449
Matrix Service Co. (a)	29,582	241,093
Natural Gas Services Group, Inc. (a)	11,171	292,680
Navios Maritime Acquisition Corp. (b)	22,270	32,069
Oil States International, Inc. (a)	8,695	254,329
Overseas Shipholding Group, Inc. - Class A (a)	104,072	274,750
Pacific Ethanol, Inc. (a)	20,138	118,814
Renewable Energy Group, Inc. (a)	44,820	506,466
REX American Resources Corp. (a)	7,127	677,920
RigNet, Inc. (a)	26,953	451,463
Scorpio Tankers, Inc. (b)	6,095	22,673
Seadrill Ltd. (a)(b)	102,315	46,083

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Energy - 1.8% (continued)
Smart Sand, Inc. (a)	140	$1,364
Teekay Tankers Ltd. - Class A (b)	72,013	135,384
Tesco Corp. (a)(b)	177	823
TETRA Technologies, Inc. (a)	52,337	161,721
Western Refining, Inc.	6,826	247,101
Westmoreland Coal Co. (a)	16,477	108,254
Willbros Group, Inc. (a)	10,931	25,251

		7,654,420

Food & Staples Retailing - 1.8%
Ingles Markets, Inc. - Class A	13,095	479,277
Natural Grocers by Vitamin Cottage, Inc. (a)	31,880	315,931
Performance Food Group Co. (a)	53,381	1,510,682
PriceSmart, Inc.	6,679	589,422
Smart & Final Stores, Inc. (a)	47,997	628,761
SpartanNash Co.	26,623	793,365
SUPERVALU, Inc. (a)	161,563	622,017
The Andersons, Inc.	4,558	159,986
The Chefs’ Warehouse, Inc. (a)	28,512	431,957
United Natural Foods, Inc. (a)	27,942	1,116,003
Village Super Market, Inc. - Class A	12,095	300,924
Weis Markets, Inc.	15,871	819,261

		7,767,586

Food, Beverage & Tobacco - 2.8%
AdvancePierre Foods Holdings, Inc.	19,292	776,889
Alliance One International, Inc. (a)	5,470	57,435
Boston Beer Company, Inc. - Class A (a)	424	60,526
Calavo Growers, Inc.	289	19,565
Coca-Cola Bottling Co.	1,607	365,978
Craft Brew Alliance, Inc. (a)	8,618	143,921
Darling Ingredients, Inc. (a)	44,714	700,668
Dean Foods Co.	38,116	695,236
Farmer Brothers Co. (a)	1,348	40,440
Fresh Del Monte Produce, Inc. (b)	26,289	1,332,327
Inventure Foods, Inc. (a)	5,252	22,321
J&J Snack Foods Corp.	4,475	582,197
John B Sanfilippo & Son, Inc.	10,167	658,517
Lancaster Colony Corp.	5,102	631,781
Landec Corp. (a)	31,169	436,366
Lifeway Foods, Inc. (a)	19,759	194,033
Omega Protein Corp.	26,577	463,769
Sanderson Farms, Inc.	7,361	873,751
Seaboard Corp.	260	1,052,873
Seneca Foods Corp. - Class A (a)	7,363	226,780
Snyder’s-Lance, Inc.	33,633	1,236,013
Tootsie Roll Industries, Inc.	11,904	413,069
Universal Corp.	11,906	790,558
Vector Group Ltd.	2,652	57,654

		11,832,667

Health Care Equipment & Services - 4.6%
Abaxis, Inc.	2,374	114,902
Accuray, Inc. (a)	349	1,431
Aceto Corp.	7,994	113,115
Addus HomeCare Corp. (a)	3,633	134,784
Almost Family, Inc. (a)	1,912	109,749

	SHARES	FAIR VALUE
Health Care Equipment & Services - 4.6% (continued)
Amedisys, Inc. (a)	1,137	$68,129
American Renal Associates Holdings, Inc. (a)	18,462	299,084
AMN Healthcare Services, Inc. (a)	15,190	550,638
Analogic Corp.	4,892	351,735
AngioDynamics, Inc. (a)	43,273	652,557
Anika Therapeutics, Inc. (a)	4,283	198,174
Atrion Corp.	430	237,210
Avinger, Inc. (a)	1,104	586
AxoGen, Inc. (a)	80	1,188
BioTelemetry, Inc. (a)	14	404
Cantel Medical Corp.	2,538	197,507
Cardiovascular Systems, Inc. (a)	111	3,333
Chemed Corp.	3,218	658,596
Civitas Solutions, Inc. (a)	23,092	363,699
Computer Programs & Systems, Inc.	462	15,431
ConforMIS, Inc. (a)	7,868	31,865
CONMED Corp.	2,650	134,541
CorVel Corp. (a)	9,528	444,005
Cotiviti Holdings, Inc. (a)	8,219	313,390
Cross Country Healthcare, Inc. (a)	54,479	629,232
CryoLife, Inc. (a)	1,050	19,163
Cutera, Inc. (a)	13,591	309,875
Diplomat Pharmacy, Inc. (a)	51,760	887,166
Exactech, Inc. (a)	9,706	294,092
Glaukos Corp. (a)	3,145	128,033
Globus Medical, Inc. - Class A (a)	12,679	389,879
Haemonetics Corp. (a)	13,336	543,842
Halyard Health, Inc. (a)	5,978	214,849
HealthSouth Corp.	1,373	62,238
HealthStream, Inc. (a)	5,877	163,792
HMS Holdings Corp. (a)	1,827	33,288
ICU Medical, Inc. (a)	681	109,845
Inogen, Inc. (a)	91	8,066
Integra LifeSciences Holdings Corp. (a)	1,437	72,353
Invacare Corp.	14,342	202,939
InVivo Therapeutics Holdings Corp. (a)	16,476	32,128
iRadimed Corp. (a)	38,229	311,566
IRIDEX Corp. (a)	4,847	43,575
Kindred Healthcare, Inc.	51,722	506,876
Landauer, Inc.	1,058	51,683
LeMaitre Vascular, Inc.	11,756	359,263
LHC Group, Inc. (a)	10,395	625,779
Magellan Health, Inc. (a)	2,773	190,644
Masimo Corp. (a)	9,568	832,799
Meridian Bioscience, Inc.	33,160	457,608
Merit Medical Systems, Inc. (a)	100	3,550
National HealthCare Corp.	6,818	467,033
National Research Corp. - Class A	15,394	369,456
Natus Medical, Inc. (a)	5,832	197,705
Neogen Corp. (a)	297	18,797
Nobilis Health Corp. (a)(b)	26	46
NuVasive, Inc. (a)	665	49,895
NxStage Medical, Inc. (a)	10,471	226,802
Omnicell, Inc. (a)	2,814	112,279
OraSure Technologies, Inc. (a)	5,764	86,863
Orthofix International N.V. (a)(b)	9,605	400,240
Owens & Minor, Inc.	47,667	1,519,624

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Health Care Equipment & Services - 4.6% (continued)
PharMerica Corp. (a)	14,039	$346,763
Quality Systems, Inc. (a)	53,309	818,826
Quorum Health Corp. (a)	18,588	70,077
RadNet, Inc. (a)	23,966	172,555
RTI Surgical, Inc. (a)	52,334	269,520
STAAR Surgical Co. (a)	7,676	70,235
Surmodics, Inc. (a)	6,125	149,450
Tabula Rasa HealthCare, Inc. (a)	15,146	200,685
Tactile Systems Technology, Inc. (a)	2,789	67,856
The Ensign Group, Inc.	10,440	191,887
The Providence Service Corp. (a)	8,251	385,652
Tivity Health, Inc. (a)	2,207	74,928
Triple-S Management Corp. - Class B (a)(b)	11,492	186,975
US Physical Therapy, Inc.	4,420	279,565
Utah Medical Products, Inc.	2,100	141,120

		19,355,010

Household & Personal Products - 1.4%
Avon Products, Inc. (a)	157,206	534,500
Central Garden & Pet Co. (a)	19,455	582,094
Central Garden & Pet Co. - Class A (a)	17,661	510,580
HRG Group, Inc. (a)	57,958	1,099,463
Inter Parfums, Inc.	17,955	624,834
Lifevantage Corp. (a)	95,634	381,580
Medifast, Inc.	2,258	93,955
Natural Health Trends Corp.	9,388	261,550
Nature’s Sunshine Products, Inc.	16,616	210,192
Nutraceutical International Corp.	15,826	660,736
Oil-Dri Corp. of America	6,962	239,980
Revlon, Inc. (a)	8,112	150,883
USANA Health Sciences, Inc. (a)	4,082	262,881
WD-40 Co.	959	101,366

		5,714,594

Insurance - 4.3%
Ambac Financial Group, Inc. (a)	9,368	154,759
American Equity Investment Life Holding Co.	22,355	560,216
AMERISAFE, Inc.	14,960	774,928
Atlas Financial Holdings, Inc. (a)(b)	1,280	19,200
Baldwin & Lyons, Inc. - Class B	25,281	601,688
Blue Capital Reinsurance Holdings Ltd. (b)	22,162	423,294
Citizens, Inc. (a)	18,857	117,102
CNO Financial Group, Inc.	23,541	482,355
Crawford & Co. - Class B	20,858	195,022
Donegal Group, Inc. - Class A	36,319	569,845
eHealth, Inc. (a)	19,644	359,878
EMC Insurance Group, Inc.	15,887	430,855
Employers Holdings, Inc.	11,649	466,543
FBL Financial Group, Inc. - Class A	7,879	495,983
Federated National Holding Co.	3,462	54,423
Fidelity & Guaranty Life	18,752	578,499
Global Indemnity Ltd. (a)(b)	1,848	70,243
Hallmark Financial Services, Inc. (a)	31,790	329,027
HCI Group, Inc.	3,355	149,197
Heritage Insurance Holdings, Inc.	46,916	597,710
Horace Mann Educators Corp.	11,807	451,618

	SHARES	FAIR VALUE
Insurance - 4.3% (continued)
Independence Holding Co.	6,626	$131,526
Infinity Property & Casualty Corp.	3,915	374,861
Investors Title Co.	316	59,067
James River Group Holdings Ltd. (b)	11,563	458,357
Kemper Corp.	15,346	585,450
Kinsale Capital Group, Inc.	8,731	316,411
Maiden Holdings Ltd. (b)	54,876	578,942
National General Holdings Corp.	48,415	1,063,193
National Western Life Group, Inc. - Class A	1,968	604,471
OneBeacon Insurance Group Ltd. - Class A (b)	24,681	452,896
Primerica, Inc.	552	39,854
RLI Corp.	8,435	468,480
Safety Insurance Group, Inc.	11,490	764,660
Selective Insurance Group, Inc.	11,489	587,088
State Auto Financial Corp.	4,502	111,920
State National Cos., Inc.	29,583	519,773
Stewart Information Services Corp.	24,319	1,100,192
The Navigators Group, Inc.	15,776	836,128
Third Point Reinsurance Ltd. (a)(b)	71	934
United Fire Group, Inc.	15,417	666,785
United Insurance Holdings Corp.	14,382	233,420
Universal Insurance Holdings, Inc.	22,411	552,431

		18,389,224

Materials - 3.8%
A Schulman, Inc.	9,244	270,849
AgroFresh Solutions, Inc. (a)	25,808	181,430
American Vanguard Corp.	21,884	368,745
Boise Cascade Company (a)	14,568	392,608
Calgon Carbon Corp.	9,541	134,051
Century Aluminum Co. (a)	803	11,579
Chase Corp.	3,526	371,993
Commercial Metals Co.	34,937	632,360
Ferro Corp. (a)	7,535	126,287
Ferroglobe PLC (b)	51,938	547,426
Forterra, Inc. (a)	2,640	18,982
FutureFuel Corp.	53,305	721,750
GCP Applied Technologies, Inc. (a)	2,799	84,250
Gold Resource Corp.	85,382	301,398
Greif, Inc. - Class A	7,865	467,574
Greif, Inc. - Class B	3,057	203,138
Handy & Harman Ltd. (a)	2,834	80,911
Hawkins, Inc.	7,852	369,437
Haynes International, Inc.	1,282	45,896
HB Fuller Co.	6,207	315,005
Hecla Mining Co.	21,193	121,648
Innophos Holdings, Inc.	11,716	495,470
Innospec, Inc.	2,354	150,656
Kaiser Aluminum Corp.	1,412	116,292
KapStone Paper and Packaging Corp.	4,165	88,006
KMG Chemicals, Inc.	10,322	577,309
Koppers Holdings, Inc. (a)	457	16,475
Kronos Worldwide, Inc.	5,439	99,751
Louisiana-Pacific Corp. (a)	41,027	914,081
Materion Corp.	19,571	669,328
Minerals Technologies, Inc.	2,777	199,805

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Materials - 3.8% (continued)
Multi Packaging Solutions International Ltd. (a)(b)	38,537	$693,666
Myers Industries, Inc.	32,677	552,241
Neenah Paper, Inc.	1,975	154,050
Olin Corp.	39,829	1,168,583
Olympic Steel, Inc.	522	8,597
OMNOVA Solutions, Inc. (a)	13,658	118,142
PolyOne Corp.	16,652	621,786
Quaker Chemical Corp.	2,400	334,536
Real Industry, Inc. (a)	24,747	69,292
Ryerson Holding Corp. (a)	11	92
Schnitzer Steel Industries, Inc. - Class A	2,849	54,986
Schweitzer-Mauduit International, Inc.	9,384	349,835
Sensient Technologies Corp.	7,345	589,730
Stepan Co.	6,390	540,722
SunCoke Energy, Inc. (a)	17,991	157,241
Trecora Resources (a)	7,357	78,720
Tredegar Corp.	935	14,773
Trinseo S.A. (b)	6,929	446,574
UFP Technologies, Inc. (a)	7,725	211,279
United States Lime & Minerals, Inc.	4,591	360,026
Valhi, Inc.	8,599	29,323
Worthington Industries, Inc.	12,035	505,109

		16,153,793

Media - 2.2%
Entercom Communications Corp. - Class A	16,855	173,606
Entravision Communications Corp. - Class A	26,782	153,997
Eros International PLC (a)(b)	273	2,621
Gannett Co., Inc.	119,650	939,253
Gray Television, Inc. (a)	15,843	190,908
Hemisphere Media Group, Inc. (a)	23,430	263,588
MDC Partners, Inc. - Class A (b)	27,310	226,673
Meredith Corp.	15,194	821,995
MSG Networks, Inc. - Class A (a)	32,383	681,662
National CineMedia, Inc.	32,654	237,395
New Media Investment Group, Inc.	60,402	780,998
Reading International, Inc. - Class A (a)	417	6,655
Saga Communications, Inc. - Class A	2,135	103,441
Salem Media Group, Inc.	35,036	239,997
Scholastic Corp.	29,978	1,274,964
Sinclair Broadcast Group, Inc. - Class A	3,406	110,354
The EW Scripps Co. - Class A (a)	27,271	468,516
The New York Times Co. - Class A	62,429	1,098,750
Time, Inc.	52,433	655,413
Townsquare Media, Inc. - Class A (a)	20,683	208,071
Tronc, Inc. (a)	46,388	520,473
Urban One, Inc. (a)	45,531	91,062
World Wrestling Entertainment, Inc. - Class A	4,189	85,497

		9,335,889

Pharmaceuticals, Biotechnology & Life Sciences - 0.9%
Amphastar Pharmaceuticals, Inc. (a)	5,345	91,239
Cambrex Corp. (a)	6,052	325,598
Corcept Therapeutics, Inc. (a)	20,804	235,293

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 0.9% (continued)
Depomed, Inc. (a)	2,101	$22,018
Enzo Biochem, Inc. (a)	16,577	149,193
Heska Corp. (a)	119	11,741
INC Research Holdings, Inc. - Class A (a)	66	3,752
Intersect ENT, Inc. (a)	3,074	77,772
Luminex Corp.	17,456	353,659
Medpace Holdings, Inc. (a)	4,593	127,777
NeoGenomics, Inc. (a)	22,967	173,631
Paratek Pharmaceuticals, Inc. (a)	144	2,887
PAREXEL International Corp. (a)	11,344	916,822
Phibro Animal Health Corp. - Class A	15,346	540,947
Prestige Brands Holdings, Inc. (a)	2,272	114,463
SciClone Pharmaceuticals, Inc. (a)	53,714	510,283
Titan Pharmaceuticals, Inc. (a)	44,398	104,335

		3,761,410

Real Estate - 0.6%
Alexander & Baldwin, Inc.	2,864	114,617
Altisource Portfolio Solutions, S.A. (a)(b)	8,575	176,474
Forestar Group, Inc. (a)	33,130	468,790
HFF, Inc. - Class A	16,191	504,997
Marcus & Millichap, Inc. (a)	22,952	554,979
RE/MAX Holdings, Inc. - Class A	435	23,120
The RMR Group, Inc. - Class A	11,345	557,040

		2,400,017

Retailing - 9.2%
1-800-Flowers.com, Inc. - Class A (a)	60,599	605,990
Aaron’s, Inc.	39,244	1,433,191
Abercrombie & Fitch Co.	75,842	1,000,356
American Eagle Outfitters, Inc.	113,927	1,310,161
America’s Car-Mart, Inc. (a)	15,333	554,288
Asbury Automotive Group, Inc. (a)	6,813	381,187
Ascena Retail Group, Inc. (a)	123,067	217,829
Barnes & Noble Education, Inc. (a)	91,211	865,592
Barnes & Noble, Inc.	69,969	468,792
Big 5 Sporting Goods Corp.	76,067	1,057,331
Big Lots, Inc.	22,598	1,103,460
Boot Barn Holdings, Inc. (a)	24,202	188,534
Build-A-Bear Workshop, Inc. (a)	61,552	661,684
Caleres, Inc.	31,636	864,928
Camping World Holdings, Inc. - Class A	20,955	565,785
Chico’s FAS, Inc.	97,801	925,198
Citi Trends, Inc.	31,704	578,598
Conn’s, Inc. (a)	4,416	75,514
Core-Mark Holding Co., Inc.	18,058	614,875
Destination XL Group, Inc. (a)	221,809	532,342
DSW, Inc. - Class A	66,220	1,114,483
Duluth Holdings, Inc. - Class B (a)	1,971	38,474
Express, Inc. (a)	130,482	1,012,540
Five Below, Inc. (a)	2,329	119,478
Francesca’s Holdings Corp. (a)	32,747	414,577
Fred’s, Inc. - Class A	34,936	480,719
FTD Companies, Inc. (a)	24,169	418,607
Gaia, Inc. (a)	6,701	73,041
Genesco, Inc. (a)	19,732	734,030
GNC Holdings, Inc.	102,590	777,632
Group 1 Automotive, Inc.	9,144	550,012

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Retailing - 9.2% (continued)
Guess, Inc.	28,963	$348,715
Haverty Furniture Cos, Inc.	40,872	978,884
Hibbett Sports, Inc. (a)	31,836	738,595
HSN, Inc.	34,944	1,158,394
Kirkland’s, Inc. (a)	51,423	465,378
Lands’ End, Inc. (a)	6,439	113,326
Liberty TripAdvisor Holdings, Inc. (a)	45,027	533,570
Lithia Motors, Inc. - Class A	2,064	187,514
Lumber Liquidators Holdings, Inc. (a)	2,444	70,827
MarineMax, Inc. (a)	3,620	65,341
Monro Muffler Brake, Inc.	14,101	699,410
Office Depot, Inc.	252,825	1,291,936
Overstock.com, Inc. (a)	32,129	451,413
Party City Holdco, Inc. (a)	9,538	157,854
PetMed Express, Inc.	804	28,212
Pier 1 Imports, Inc.	117,315	587,748
Rent-A-Center, Inc.	23,010	262,544
Sears Hometown and Outlet Stores, Inc. (a)	123,094	375,437
Select Comfort Corp. (a)	9,625	277,200
Shoe Carnival, Inc.	39,785	813,603
Shutterfly, Inc. (a)	7,495	370,928
Sonic Automotive, Inc. - Class A	19,646	369,345
Sportsman’s Warehouse Holdings, Inc. (a)	74,857	436,416
Stage Stores, Inc.	71,655	155,491
Stein Mart, Inc.	339,080	495,057
Tailored Brands, Inc.	79,121	840,265
The Buckle, Inc.	33,621	571,557
The Cato Corp. - Class A	35,425	714,168
The Children’s Place, Inc.	8,109	877,394
The Container Store Group, Inc. (a)	41,694	240,157
The Finish Line, Inc. - Class A	75,554	1,066,067
Tile Shop Holdings, Inc.	3,911	76,851
Tilly’s, Inc. - Class A	37,716	397,904
Tuesday Morning Corp. (a)	140,656	239,115
Vitamin Shoppe, Inc. (a)	56,722	657,975
Wayfair, Inc. - Class A (a)	5,953	374,741
West Marine, Inc.	57,945	569,599
Weyco Group, Inc.	16,501	450,972
Winmark Corp.	883	108,168
Zumiez, Inc. (a)	38,624	550,392

		38,907,691

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (a)	2,765	212,711
Alpha & Omega Semiconductor, Ltd. (a)(b)	6,344	118,125
Ambarella, Inc. (a)(b)	1,681	98,406
Amkor Technology, Inc. (a)	63,998	725,737
Axcelis Technologies, Inc. (a)	85	1,849
Brooks Automation, Inc.	36,187	996,952
Cabot Microelectronics Corp.	4,093	308,981
Cirrus Logic, Inc. (a)	12,092	797,467
Cohu, Inc.	24,724	453,191
Diodes, Inc. (a)	24,071	616,458
DSP Group, Inc. (a)	48,408	573,635
Entegris, Inc. (a)	34,761	858,597
Ichor Holdings Ltd. (a)(b)	8,087	189,883
IXYS Corp.	40,057	590,841

	SHARES	FAIR VALUE
Semiconductors & Semiconductor Equipment - 3.0% (continued)
Kopin Corp. (a)	20,937	$72,233
Lattice Semiconductor Corp. (a)	17,480	121,486
MaxLinear, Inc. (a)	9,351	291,284
Microsemi Corp. (a)	13,386	657,386
MKS Instruments, Inc.	8,351	682,694
Monolithic Power Systems, Inc.	270	26,514
Nanometrics, Inc. (a)	13,452	373,966
NeoPhotonics Corp. (a)	18,452	166,252
NVE Corp.	2,145	169,326
PDF Solutions, Inc. (a)	7,064	114,719
Photronics, Inc. (a)	73,432	737,992
Power Integrations, Inc.	1,840	123,188
Rudolph Technologies, Inc. (a)	30,339	725,102
Sigma Designs, Inc. (a)	37,967	237,294
Silicon Laboratories, Inc. (a)	2,507	187,524
Synaptics, Inc. (a)	17,078	948,854
Ultra Clean Holdings, Inc. (a)	5,122	116,986
Veeco Instruments, Inc. (a)	949	29,832
Xcerra Corp. (a)	43,426	421,666

		12,747,131

Software & Services - 7.3%
8x8, Inc. (a)	10,516	143,543
A10 Networks, Inc. (a)	43,001	351,318
ACI Worldwide, Inc. (a)	7,721	176,502
Actua Corp. (a)	12,840	179,760
Acxiom Corp. (a)	3,797	99,481
ALJ Regional Holdings, Inc. (a)	40,327	136,305
American Software, Inc. - Class A	59,266	636,517
Angie’s List, Inc. (a)	21,421	257,909
Appfolio, Inc. - Class A (a)	8,662	248,166
Apptio, Inc. - Class A (a)	34,960	577,539
Aspen Technology, Inc. (a)	9,741	595,760
Autobytel, Inc. (a)	28,057	353,238
Bankrate, Inc. (a)	21,463	224,288
Barracuda Networks, Inc. (a)	5,751	126,062
Bazaarvoice, Inc. (a)	66	300
Blackhawk Network Holdings, Inc. (a)	8,140	352,869
Blucora, Inc. (a)	9,570	196,185
Brightcove, Inc. (a)	64,711	385,030
CACI International, Inc. - Class A (a)	7,619	937,899
Carbonite, Inc. (a)	17,868	332,345
Cardtronics PLC - Class A (a)(b)	10,482	359,009
Care.com, Inc. (a)	27,409	421,276
Cass Information Systems, Inc.	1,056	64,669
ChannelAdvisor Corp. (a)	19,372	220,841
Cimpress, N.V. (a)(b)	680	60,071
CommVault Systems, Inc. (a)	5,944	333,607
Convergys Corp.	55,597	1,351,563
CSG Systems International, Inc.	18,628	743,071
DHI Group, Inc. (a)	132,196	376,759
Endurance International Group Holdings, Inc. (a)	20,226	152,706
EPAM Systems, Inc. (a)	4,725	396,333
Everbridge, Inc. (a)	2,896	74,891
EVERTEC, Inc. (b)	15,804	260,766
Exa Corp. (a)	919	12,765
ExlService Holdings, Inc. (a)	9,025	472,639

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Software & Services - 7.3% (continued)
Forrester Research, Inc.	12,424	$489,506
Global Sources Ltd. (a)(b)	26,526	554,393
Globant S.A. (a)(b)	1,322	51,770
Glu Mobile, Inc. (a)	49,814	126,528
Guidance Software, Inc. (a)	31,608	202,607
Instructure, Inc. (a)	58	1,549
J2 Global, Inc.	1,944	164,501
Jive Software, Inc. (a)	77,867	410,748
Limelight Networks, Inc. (a)	111,584	329,173
Liquidity Services, Inc. (a)	66,366	411,469
LivePerson, Inc. (a)	7,227	69,018
Majesco Entertainment Co. (a)	1,900	9,025
ManTech International Corp. - Class A	23,380	895,454
Marchex, Inc. - Class B (a)	52,342	147,081
MAXIMUS, Inc.	17,140	1,064,051
MicroStrategy, Inc. - Class A (a)	1,368	249,468
Mitek Systems, Inc. (a)	148	1,154
MobileIron, Inc. (a)	6,971	37,643
Model N, Inc. (a)	5,765	74,657
MoneyGram International, Inc. (a)	30,579	532,686
NCI, Inc. - Class A (a)	29,467	562,820
NeuStar, Inc. - Class A (a)	20,977	695,388
NIC, Inc.	33,478	677,930
Numerex Corp. - Class A (a)	57,117	235,893
Pegasystems, Inc.	5,428	317,267
Perficient, Inc. (a)	37,073	640,251
PFSweb, Inc. (a)	32,124	221,977
Progress Software Corp.	14,744	430,525
QAD, Inc. - Class A	16,058	522,688
QuinStreet, Inc. (a)	89,798	348,865
RealNetworks, Inc. (a)	25,867	107,348
RealPage, Inc. (a)	1,010	34,946
Reis, Inc.	10,350	195,615
Rightside Group Ltd. (a)	27,151	247,346
RingCentral, Inc. - Class A (a)	5,803	197,882
Rosetta Stone, Inc. (a)	30,441	361,335
Sapiens International Corp N.V. (a)(b)	14,034	174,162
Science Applications International Corp.	8,863	673,499
SecureWorks Corp. - Class A (a)	14,228	154,801
ServiceSource International, Inc. (a)	5,670	19,618
Shutterstock, Inc. (a)	242	11,268
Silver Spring Networks, Inc. (a)	19,723	200,780
SPS Commerce, Inc. (a)	100	5,816
Stamps.com, Inc. (a)	579	79,844
Sykes Enterprises, Inc. (a)	15,218	507,216
Synchronoss Technologies, Inc. (a)	12,616	161,232
Syntel, Inc.	26,413	461,699
TechTarget, Inc. (a)	15,197	138,293
Telenav, Inc. (a)	24,333	198,314
TeleTech Holdings, Inc.	11,639	495,239
The Hackett Group, Inc.	42,193	618,549
The Meet Group, Inc. (a)	39,024	180,681
The Rubicon Project, Inc. (a)	171,006	851,610
The Trade Desk, Inc. - Class A (a)	3,339	183,645
Travelport Worldwide Ltd. (b)	7,394	99,819
Unisys Corp. (a)	53,459	630,816
Varonis Systems, Inc. (a)	130	4,726

	SHARES	FAIR VALUE
Software & Services - 7.3% (continued)
VASCO Data Security International, Inc. (a)	1,535	$21,030
Virtusa Corp. (a)	10,750	311,965
Web.com Group, Inc. (a)	13,697	311,607
Workiva, Inc. (a)	6,042	109,964
Xactly Corp. (a)	10,537	165,431
XO Group, Inc. (a)	28,390	468,719
Zix Corp. (a)	82,952	478,633

		30,951,515

Technology Hardware & Equipment - 6.3%
3D Systems Corp. (a)	13	266
ADTRAN, Inc.	15,977	307,557
Aerohive Networks, Inc. (a)	39,794	189,419
Agilysys, Inc. (a)	30,920	306,417
Anixter International, Inc. (a)	15,385	1,161,568
Avid Technology, Inc. (a)	22,275	116,053
AVX Corp.	100,801	1,650,112
Badger Meter, Inc.	12,711	498,271
Bel Fuse, Inc. - Class B	18,036	432,864
Belden, Inc.	1,344	95,424
Benchmark Electronics, Inc. (a)	40,545	1,309,604
Black Box Corp.	33,804	277,193
CalAmp Corp. (a)	5,318	100,510
Calix, Inc. (a)	83,392	546,218
Clearfield, Inc. (a)	764	9,970
Comtech Telecommunications Corp.	9,934	143,348
Control4 Corp. (a)	21,015	417,148
CPI Card Group, Inc.	73,634	143,586
Cray, Inc. (a)	9,636	171,039
CTS Corp.	25,842	543,974
Daktronics, Inc.	64,636	641,835
Diebold Nixdorf, Inc.	7,405	195,862
Digi International, Inc. (a)	67,437	644,023
Eastman Kodak Co. (a)	20,333	188,080
Electro Scientific Industries, Inc. (a)	24,276	202,947
Electronics For Imaging, Inc. (a)	10,421	494,164
EMCORE Corp.	17,368	174,548
ePlus, Inc. (a)	9,846	775,373
Extreme Networks, Inc. (a)	12,473	120,115
FARO Technologies, Inc. (a)	4,400	152,900
II-VI, Inc. (a)	7,582	227,460
Immersion Corp. (a)	2,020	17,170
Infinera Corp. (a)	16,454	159,933
Insight Enterprises, Inc. (a)	14,997	622,975
InterDigital, Inc.	8,503	688,743
Itron, Inc. (a)	7,148	483,562
Kimball Electronics, Inc. (a)	41,329	719,125
KVH Industries, Inc. (a)	38,930	367,889
Maxwell Technologies, Inc. (a)	5,982	34,636
Methode Electronics, Inc.	14,615	586,792
MTS Systems Corp.	5,092	264,020
NETGEAR, Inc. (a)	11,848	497,024
NetScout Systems, Inc. (a)	8,570	313,662
Novanta, Inc. (a)(b)	15,942	542,028
Park Electrochemical Corp.	15,855	267,950
PC Connection, Inc.	27,241	710,445
Plantronics, Inc.	6,704	354,776
Plexus Corp. (a)	13,665	710,307

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 6.3% (continued)
Pure Storage, Inc. - Class A (a)	5,227	$67,637
Radisys Corp. (a)	72,737	274,218
Rogers Corp. (a)	1,286	136,586
Sanmina Corp. (a)	20,097	735,550
ScanSource, Inc. (a)	16,879	641,402
ShoreTel, Inc. (a)	93,620	542,996
Silicom Ltd. (b)	5,371	273,760
Sonus Networks, Inc. (a)	74,732	504,441
Stratasys Ltd. (a)(b)	842	22,650
Super Micro Computer, Inc. (a)	202	4,969
SYNNEX Corp.	7,553	840,347
Systemax, Inc.	52,030	828,838
Tech Data Corp. (a)	3,227	312,922
TTM Technologies, Inc. (a)	46,921	761,997
Vishay Intertechnology, Inc.	63,604	1,039,925
Vishay Precision Group, Inc. (a)	19,262	333,233

		26,900,356

Telecommunication Services - 0.4%
Boingo Wireless, Inc. (a)	1,818	29,215
Consolidated Communications Holdings, Inc.	2,365	47,111
FairPoint Communications, Inc. (a)	4,482	64,541
IDT Corp. - Class B	45,454	770,900
Lumos Networks Corp. (a)	72	1,290
ORBCOMM, Inc. (a)	1,068	10,466
Spok Holdings, Inc.	38,684	673,102
Vonage Holdings Corp. (a)	15,155	104,721

		1,701,346

Transportation - 1.5%
Arkansas Best Corp.	10,371	194,975
Covenant Transportation Group, Inc. - Class A (a)	2,403	44,263
Echo Global Logistics, Inc. (a)	8,449	157,574
Forward Air Corp.	17,815	928,696
Hawaiian Holdings, Inc. (a)	13,998	701,300
Heartland Express, Inc.	25,689	499,651
Hub Group, Inc. - Class A (a)	15,565	558,005
Knight Transportation, Inc.	17,912	597,365
Marten Transport Ltd.	12,415	307,271
Park-Ohio Holdings Corp.	3,257	120,835
Radiant Logistics, Inc. (a)	112,797	663,246
Roadrunner Transportation Systems, Inc. (a)	78,404	497,866
Saia, Inc. (a)	2,134	98,591
Swift Transportation Co. (a)	24,020	575,279
Universal Logistics Holdings, Inc.	5,888	81,254
YRC Worldwide, Inc. (a)	21,580	198,320

		6,224,491

Utilities - 0.6%
ALLETE, Inc.	4,126	302,807
Artesian Resources Corp.	2,155	75,705
Atlantic Power Corp. (a)(b)	81	190
California Water Service Group	136	4,712
Consolidated Water Co Ltd. (b)	18,790	222,662
Dynegy, Inc. (a)	18,902	156,320

	SHARES	FAIR VALUE
Utilities - 0.6% (continued)
Genie Energy Ltd. - Class B	24,377	$187,459
Northwest Natural Gas Co.	2,570	157,413
NRG Yield, Inc. - Class A	13,434	231,065
NRG Yield, Inc. - Class C	11,007	194,824
Portland General Electric Co.	5,401	255,683
South Jersey Industries, Inc.	2,814	102,458
Southwest Gas Holdings, Inc.	1,653	131,529
Spark Energy, Inc. - Class A	9,956	436,571
The York Water Co.	1,664	55,078

		2,514,476

TOTAL COMMON STOCKS (Cost $398,417,441)		395,240,005

REAL ESTATE INVESTMENT TRUSTS - 0.3%

Diversified Financials - 0.3%
AG Mortgage Investment Trust, Inc.	6,268	116,773
Anworth Mortgage Asset Corp.	16,492	99,777
Apollo Commercial Real Estate Finance, Inc.	18,758	346,273
Ares Commercial Real Estate Corp.	1,652	21,856
Capstead Mortgage Corp.	13,049	137,536
Dynex Capital, Inc.	18,017	123,597
Ladder Capital Corp.	979	13,774
MTGE Investment Corp.	120	2,190
New Residential Investment Corp.	9,018	145,100
Resource Capital Corp.	25,924	249,907

		1,256,783

Real Estate (c) - 0.0%
Global Net Lease, Inc.	2,302	51,887

TOTAL REAL ESTATE INVESMENT TRUSTS (Cost $1,312,048)		1,308,670

RIGHTS (c) - 0.0%

Health Care Equipment & Services (c) - 0.0%
Community Health Systems, Inc. (a)	8,262	73,118

TOTAL RIGHTS (Cost $74,807)		73,118

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT NOTES - 1.2%

U.S. Government Notes - 1.2%
United States Treasury Floating Rate Note - 0.899%, 07/31/2017 (d)	$5,000,000	5,001,090

TOTAL U.S. GOVERNMENT NOTES (Cost $5,001,016)		5,001,090

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 18.1%

Money Market Funds - 15.7%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.64% (e)	13,327,857	13,327,857

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Money Market Funds - 15.7% (continued)
First American Government Obligations Fund - Class Z - 0.65% (e)	13,327,857	$13,327,857
First American Treasury Obligations Fund - Class Z - 0.64% (e)	13,327,856	13,327,856
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.67% (e)	13,327,857	13,327,857
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.65% (e)	13,327,857	13,327,857

		66,639,284

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.4%
0.729%, 06/29/2017 (f)	$1,000	999
0.800%, 07/13/2017 (f)	10,000,000	9,990,638

		9,991,637

TOTAL SHORT-TERM INVESTMENTS (Cost $76,630,921)		76,630,921

TOTAL INVESTMENTS (Cost $481,436,233) - 113.0%		478,253,804

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.0)%		(55,140,515)

TOTAL NET ASSETS - 100.0%		$423,113,289

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign securities are $14,637,744, which represents 3.5% of net assets.
(c)	Rounds to zero.
(d)	Variable rate security. The rate is listed as of May 31, 2017.
(e)	Rate shown is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
Russell 2000 Mini Index, June 2017 Settlement	350	$23,959,250	$(42,627)

TOTAL FUTURES CONTRACTS PURCHASED		$23,959,250	$(42,627)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 70.8%

Australia - 5.8%
AGL Energy Ltd.	34,865	$682,637
Aristocrat Leisure Ltd.	21,235	343,976
Aurizon Holdings Ltd.	23,759	97,098
Australia & New Zealand Banking Group Ltd.	174,134	3,624,233
BHP Billiton Ltd.	29,275	519,893
Caltex Australia Ltd.	26,724	656,483
CIMIC Group Ltd.	28,084	845,149
Coca-Cola Amatil Ltd.	93,713	650,379
Cochlear Ltd.	597	65,028
Commonwealth Bank of Australia	8,671	513,186
Flight Centre Travel Group Ltd.	25,779	684,988
Fortescue Metals Group Ltd.	302,563	1,090,378
Harvey Norman Holdings Ltd.	99,113	277,646
Macquarie Group Ltd.	1,976	131,630
Medibank Private Ltd.	407,998	833,701
National Australia Bank Ltd.	69,359	1,552,306
Orica Ltd.	21,956	321,069
Origin Energy Ltd. (a)	29,685	169,843
Qantas Airways Ltd.	184,461	686,692
Rio Tinto Ltd.	25,246	1,178,259
Sonic Healthcare Ltd.	5,689	97,902
South32 Ltd.	121,405	238,155
Tabcorp Holdings Ltd.	20,243	68,891
Tatts Group Ltd.	87,762	273,889
Telstra Corp., Ltd.	210,971	689,755
TPG Telecom Ltd.	71,245	311,809
Wesfarmers Ltd.	78,759	2,498,892
Woolworths Ltd.	136,206	2,636,474

		21,740,341

Austria - 0.9%
ANDRITZ AG	19,452	1,167,089
Erste Group Bank AG	14,402	522,568
OMV AG	22,050	1,149,452
Raiffeisen Bank International AG (a)	14,706	387,396

		3,226,505

Belgium - 1.1%
Ageas N.V.	1,827	73,772
Colruyt S.A.	13,268	734,130
KBC Group N.V.	18,129	1,364,069
Proximus SADP	7,750	278,549
Solvay S.A. - Class A	10,100	1,320,662
Umicore S.A.	7,373	488,336

		4,259,518

Canada - 5.6%
Agrium, Inc. (a)	1,100	101,641
Alimentation Couche-Tard, Inc. - Class B (a)	26,900	1,244,188
Atco Ltd. - Class I	5,500	207,443
CAE, Inc. (a)	2,800	45,228
Canadian Tire Corp. Ltd. - Class A	8,300	944,744
CGI Group, Inc. - Class A (a)	15,600	773,389
Dollarama, Inc. (a)	300	27,789
Empire Co., Ltd. - Class A (a)	24,000	364,038

	SHARES	FAIR VALUE
Canada - 5.6% (continued)
Finning International, Inc. (a)	21,400	$407,136
George Weston Ltd. (a)	7,100	641,804
Gildan Activewear, Inc. (a)	6,100	176,608
Great-West Lifeco., Inc.	35,600	884,960
Imperial Oil Ltd. (a)	9,800	277,274
Intact Financial Corp. (a)	1,500	103,024
Jean Coutu Group PJC, Inc. - Class A (a)	5,100	83,776
Linamar Corp. (a)	8,200	371,985
Loblaw Cos., Ltd. (a)	29,800	1,684,295
Magna International, Inc. (a)	33,600	1,504,084
Manulife Financial Corp. (a)	57,300	989,606
Methanex Corp. (a)	3,300	136,119
Metro, Inc. (a)	7,300	244,477
National Bank of Canada (a)	5,300	209,042
Onex Corp.	2,900	210,794
Power Financial Corp.	35,000	835,326
Rogers Communications, Inc. - Class B	3,000	139,912
Royal Bank of Canada (a)	44,700	3,089,639
Saputo, Inc. (a)	34,900	1,165,185
SNC-Lavalin Group, Inc. (a)	100	3,837
Sun Life Financial, Inc. (a)	18,400	604,094
Teck Resources Ltd. - Class B (a)	31,000	551,912
Toronto-Dominion Bank (a)	48,600	2,316,941
West Fraser Timber Co., Ltd. (a)	11,700	509,366

		20,849,656

Cayman Islands - 0.5%
Melco Resorts & Entertainment Ltd. - ADR	3,100	69,998
Sands China Ltd.	14,400	66,433
WH Group Ltd. (b) (Cost $1,592,796; Original Acquisition Date: 05/25/2017)	1,721,500	1,612,688

		1,749,119

Denmark - 2.5%
A.P. Moller - Maersk - Class A	248	450,197
A.P. Moller - Maersk - Class B	218	415,163
Carlsberg A/S - Class B	6,480	705,598
Coloplast A/S - Class B	412	35,280
Danske Bank A/S	40,267	1,512,418
DSV A/S	11,620	707,401
ISS A/S	35,982	1,491,676
Novo Nordisk A/S - Class B	43,079	1,830,782
Pandora A/S	5,976	566,332
TDC A/S	83,525	498,643
Vestas Wind Systems A/S	11,840	1,052,313
William Demant Holding A/S (a)	8,078	211,910

		9,477,713

Finland - 1.6%
Kone OYJ - Class B	17,723	878,196
Metso OYJ	16,401	557,883
Neste OYJ	34,345	1,365,405
Nokian Renkaat OYJ	6,836	279,371
Orion OYJ - Class B	5,871	379,885
Stora Enso OYJ	76,864	972,252
UPM-Kymmene OYJ	37,265	1,050,732
Wartsila OYJ Abp	10,666	633,233

		6,116,957

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Germany - 8.1%
adidas AG	4,359	$833,664
Allianz SE	11,222	2,154,416
BASF SE	19,542	1,840,507
Bayer AG	17,090	2,267,301
Beiersdorf AG	7,535	809,205
Brenntag AG	13,764	796,286
Commerzbank AG (a)	62,721	661,460
Continental AG	7,056	1,569,427
Covestro AG (b) (Cost: $1,501,809; Original Acquisition Date: 05/19/2017)	20,219	1,512,240
Deutsche Bank AG	19,477	340,775
Deutsche Lufthansa AG	20,009	388,744
Deutsche Post AG	30,885	1,128,103
Deutsche Telekom AG	11,103	221,077
E.ON SE	101,111	884,589
Evonik Industries AG	7,284	250,835
Fresenius Medical Care AG & Co.	2,022	193,435
Fresenius SE & Co.	1,228	105,130
GEA Group AG	3,402	139,777
Henkel AG & Co.	15,800	1,962,154
Hochtief AG	7,842	1,442,532
Hugo Boss AG	12,070	908,853
Innogy SE (b) (Cost: $140,132; Original Acquisition Date: 05/30/2017)	3,445	141,370
Lanxess AG	1,881	140,369
Linde AG	4,503	859,687
Man SE	5,328	563,271
Merck KGaA	14,056	1,696,623
Metro AG	31,519	1,055,130
OSRAM Licht AG	461	35,303
RWE AG (a)	54,264	1,102,117
SAP SE	4,685	502,293
Siemens AG	12,402	1,770,042
Telefonica Deutschland Holding AG	268,542	1,335,787
Volkswagen AG	3,109	487,031
Zalando SE (a)(b) (Cost: $104,924; Original Acquisition Date: 05/19/2017)	2,218	105,918

		30,205,451

Hong Kong - 1.1%
ASM Pacific Technology Ltd.	12,300	176,468
BOC Hong Kong Holdings Ltd.	21,500	96,980
Cathay Pacific Airways Ltd.	9,000	13,166
CLP Holdings Ltd.	63,500	694,278
First Pacific Co., Ltd.	220,000	172,216
Galaxy Entertainment Group Ltd.	63,000	364,213
Hang Seng Bank Ltd.	4,700	99,217
HK Electric Investments Ltd. (b) (Cost: $170,470; Original Acquisition Date: 05/23/2017)	186,500	170,882
HKT Trust & HKT Ltd.	126,000	164,927
Li & Fung Ltd.	1,630,000	671,449
NWS Holdings Ltd.	68,000	131,592
SJM Holdings Ltd.	576,000	558,811
Techtronic Industries Co., Ltd.	81,000	383,039
Yue Yuen Industrial Holdings Ltd.	77,000	306,812

		4,004,050

	SHARES	FAIR VALUE
Ireland - 0.1%
CRH PLC	11,566	$416,482

Israel - 0.3%
Bank Hapoalim B.M.	26,738	178,072
Bezeq The Israeli Telecommunication Corp. Ltd.	98,512	170,920
Check Point Software Technologies Ltd. (a)	2,161	242,140
Elbit Systems Ltd.	571	69,428
Taro Pharmaceutical Industries Ltd. (a)	4,000	426,440
Teva Pharmaceutical Industries Ltd. - ADR	7,500	208,950

		1,295,950

Italy - 1.1%
EXOR N.V.	16,927	944,097
Leonardo S.p.A.	35,746	629,638
Luxottica Group S.p.A.	2,911	176,421
Poste Italiane S.p.A (b) (Cost: $253,955; Original Acquisition Date: 05/19/2017)	35,074	246,648
Prysmian S.p.A	24,725	687,986
Saipem S.p.A. (a)	293,728	1,191,159
Snam S.p.A.	46,030	211,072

		4,087,021

Japan - 26.9%
ABC-Mart, Inc.	2,400	140,208
Aeon Co., Ltd.	50,600	764,369
Air Water, Inc.	21,300	383,112
Aisin Seiki Co., Ltd.	12,500	616,253
Ajinomoto Co., Inc.	8,000	171,269
Alfresa Holdings Corp.	34,000	655,747
Alps Electric Co., Ltd.	16,100	452,108
Amada Holdings Co., Ltd.	62,300	725,661
ANA Holdings, Inc.	63,000	206,435
Aozora Bank Ltd.	42,000	154,348
Asahi Glass Co., Ltd.	32,000	261,201
Asahi Kasei Corp.	119,000	1,143,797
Asics Corp.	21,400	358,631
Astellas Pharma, Inc.	90,700	1,145,318
Bandai Namco Holdings, Inc.	12,200	435,675
Benesse Holdings, Inc.	6,700	245,919
Bridgestone Corp.	37,800	1,587,771
Brother Industries Ltd.	42,000	932,153
Calbee, Inc.	3,100	120,081
Canon, Inc.	54,800	1,870,375
Casio Computer Co., Ltd.	20,600	319,928
Chiba Bank Ltd.	7,000	45,950
Coca-Cola Bottlers Japan, Inc.	10,900	351,359
Dai Nippon Printing Co., Ltd.	43,000	477,950
Daicel Corp.	29,400	348,022
Daiichi Sankyo Co., Ltd.	30,100	660,026
Daikin Industries Ltd.	3,800	372,451
DeNA Co., Ltd.	4,600	101,719
Denso Corp.	31,800	1,355,556
FANUC Corp.	600	117,941
Fast Retailing Co., Ltd.	800	267,991
Fuji Electric Co., Ltd.	47,000	251,657
Fujifilm Holdings Corp.	28,300	1,031,832

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Japan - 26.9% (continued)
Fujitsu Ltd.	150,000	$1,094,086
Hachijuni Bank Ltd.	5,600	32,209
Hakuhodo DY Holdings, Inc.	46,000	608,488
Hikari Tsushin, Inc.	4,700	476,154
Hino Motors Ltd.	27,000	327,901
Hirose Electric Co., Ltd.	600	80,072
Hisamitsu Pharmaceutical Co., Inc.	4,100	206,203
Hitachi Chemical Co., Ltd.	27,600	761,336
Hitachi Construction Machinery Co., Ltd.	20,800	482,485
Hitachi High-Technologies Corp.	20,400	810,474
Hitachi Ltd.	207,000	1,249,850
Hitachi Metals Ltd.	20,900	278,352
Honda Motor Co., Ltd.	17,300	486,899
Hoshizaki Corp.	3,400	299,323
Hoya Corp.	5,100	251,155
Idemitsu Kosan Co., Ltd.	7,800	218,330
IHI Corp.	51,000	191,567
Iida Group Holdings Co., Ltd.	25,900	427,496
Isetan Mitsukoshi Holdings Ltd.	68,900	694,910
Isuzu Motors Ltd.	14,100	172,256
Itochu Corp.	61,300	870,654
J Front Retailing Co., Ltd.	14,600	206,312
Japan Airlines Co., Ltd.	1,200	35,160
Japan Airport Terminal Co., Ltd.	3,800	148,912
Japan Tobacco, Inc.	10,100	379,468
JFE Holdings, Inc.	12,500	208,409
JSR Corp.	33,100	555,303
JTEKT Corp.	20,100	301,818
JXTG Holdings, Inc.	55,600	242,180
Kajima Corp.	46,000	353,463
Kamigumi Co., Ltd.	39,000	398,980
Kaneka Corp.	31,000	234,844
Kao Corp.	3,800	239,597
Kawasaki Heavy Industries Ltd.	59,000	169,409
KDDI Corp.	72,800	2,015,393
Keyence Corp.	300	136,280
Kikkoman Corp.	8,700	272,587
Kirin Holdings Co., Ltd.	46,300	976,794
Koito Manufacturing Co., Ltd.	9,700	510,619
Komatsu Ltd.	26,300	625,382
Konami Holdings Corp.	2,000	98,239
Konica Minolta, Inc.	72,500	570,181
Kose Corp.	1,500	161,851
Kubota Corp.	11,000	174,014
Kuraray Co., Ltd.	32,900	591,457
Kurita Water Industries Ltd.	20,900	553,119
Kyocera Corp.	16,800	967,953
Kyowa Hakko Kirin Co., Ltd.	6,000	102,610
Lawson, Inc.	4,700	320,406
Lion Corp.	28,000	592,614
LIXIL Group Corp.	37,000	899,693
M3, Inc.	2,300	66,144
Mabuchi Motor Co., Ltd.	5,400	304,253
Makita Corp.	8,600	323,810
Marubeni Corp.	135,400	836,240
Maruichi Steel Tube Ltd.	5,900	172,871
Mazda Motor Corp.	53,400	728,072
Mebuki Financial Group, Inc.	29,100	113,772

	SHARES	FAIR VALUE
Japan - 26.9% (continued)
Medipal Holdings Corp.	36,900	$679,027
MEIJI Holdings Co., Ltd.	3,700	302,682
MINEBEA MITSUMI, Inc.	9,400	153,371
Miraca Holdings, Inc.	7,000	294,221
MISUMI Group, Inc.	23,000	519,187
Mitsubishi Chemical Holdings Corp.	106,300	804,809
Mitsubishi Corp.	34,600	692,937
Mitsubishi Electric Corp.	110,600	1,524,932
Mitsubishi Gas Chemical Co., Inc.	31,900	657,874
Mitsubishi Logistics Corp.	10,000	127,043
Mitsubishi Motors Corp.	40,300	261,268
Mitsubishi Tanabe Pharma Corp.	12,500	277,991
Mitsubishi UFJ Financial Group, Inc.	323,800	2,019,986
Mitsui & Co., Ltd.	12,800	172,843
Mitsui Chemicals, Inc.	48,000	238,375
Mitsui OSK Lines Ltd.	108,000	310,104
Mixi, Inc.	6,800	426,727
Mizuho Financial Group, Inc.	538,100	936,756
Murata Manufacturing Co., Ltd.	800	110,880
Nabtesco Corp.	10,500	308,126
NEC Corp.	141,000	365,391
Nexon Co., Ltd.	5,900	111,394
NGK Spark Plug Co., Ltd.	6,800	138,210
NH Foods Ltd.	22,000	690,293
Nikon Corp.	32,500	500,926
Nintendo Co., Ltd.	100	30,384
Nippon Express Co., Ltd.	69,000	425,526
Nippon Paint Holdings Co., Ltd.	8,600	342,059
Nippon Steel & Sumitomo Metal Corp.	8,900	189,371
Nippon Telegraph & Telephone Corp.	50,300	2,410,767
Nissan Chemical Industries Ltd.	3,300	115,761
Nissan Motor Co., Ltd.	72,100	691,053
Nisshin Seifun Group, Inc.	35,400	584,619
Nissin Foods Holdings Co., Ltd.	8,700	549,102
Nitto Denko Corp.	12,000	963,359
NOK Corp.	30,200	660,991
Nomura Research Institute Ltd.	5,900	224,546
NSK Ltd.	69,900	833,120
NTT Data Corp.	1,800	97,029
NTT DOCOMO, Inc.	32,700	802,220
Obayashi Corp.	44,300	489,600
Oji Holdings Corp.	63,000	308,885
Olympus Corp.	600	21,914
Omron Corp.	23,700	990,799
Oracle Corp.	4,000	235,485
Osaka Gas Co., Ltd.	185,000	730,479
Otsuka Corp.	9,600	590,303
Otsuka Holdings Co., Ltd.	3,000	135,305
Panasonic Corp.	89,100	1,142,813
Park24 Co., Ltd.	6,500	181,354
Pola Orbis Holdings, Inc.	16,900	473,048
Recruit Holdings Co., Ltd.	15,000	795,034
Resona Holdings, Inc.	75,900	388,375
Ricoh Co., Ltd.	16,500	139,151
Rinnai Corp.	3,800	341,743
Rohm Co., Ltd.	700	56,190
Ryohin Keikaku Co., Ltd.	1,700	442,537
Santen Pharmaceutical Co., Ltd.	15,000	206,546

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Japan - 26.9% (continued)
Secom Co., Ltd.	8,900	$650,765
Sega Sammy Holdings, Inc.	40,800	517,598
Seiko Epson Corp.	15,200	318,823
Sekisui Chemical Co., Ltd.	57,700	1,013,853
Sekisui House Ltd.	16,200	277,923
Seven & i Holdings Co., Ltd.	17,000	722,673
Shimadzu Corp.	14,300	276,574
Shimamura Co., Ltd.	4,200	539,269
Shimano, Inc.	1,200	186,366
Shimizu Corp.	68,000	685,219
Shin-Etsu Chemical Co., Ltd.	6,200	556,013
Shinsei Bank Ltd.	170,000	274,763
Shionogi & Co., Ltd.	1,800	96,201
Shiseido Co., Ltd.	6,100	205,335
Showa Shell Sekiyu KK	26,400	242,189
SMC Corp.	200	63,224
Sohgo Security Services Co., Ltd.	2,400	112,253
Sompo Holdings, Inc.	14,300	551,857
Sony Corp.	17,000	619,215
Sony Financial Holdings, Inc.	2,200	33,869
Stanley Electric Co., Ltd.	13,000	391,467
Subaru Corp.	31,700	1,071,932
Sumitomo Chemical Co., Ltd.	52,000	271,386
Sumitomo Corp.	51,800	660,655
Sumitomo Dainippon Pharma Co., Ltd.	14,400	219,738
Sumitomo Electric Industries Ltd.	32,800	519,913
Sumitomo Heavy Industries Ltd.	89,000	580,208
Sumitomo Metal Mining Co., Ltd.	7,000	85,074
Sumitomo Mitsui Financial Group, Inc.	2,000	71,765
Sumitomo Mitsui Trust Holdings, Inc.	5,100	172,686
Sumitomo Rubber Industries Ltd.	40,500	690,420
Sundrug Co., Ltd.	12,200	474,781
Suntory Beverage & Food Ltd.	17,800	864,686
Suzuken Co., Ltd.	15,000	493,002
Suzuki Motor Corp.	20,600	970,014
Sysmex Corp.	3,400	202,004
Taiheiyo Cement Corp.	54,000	173,580
Taisei Corp.	48,000	410,005
Taisho Pharmaceutical Holdings Co., Ltd.	1,900	148,397
Taiyo Nippon Sanso Corp.	10,200	103,520
Takashimaya Co., Ltd.	63,000	585,345
Teijin Ltd.	9,200	171,872
THK Co., Ltd.	11,400	318,582
Toho Co., Ltd.	9,300	275,011
Toho Gas Co., Ltd.	21,000	161,932
Tokyo Electron Ltd.	2,300	325,842
Tokyo Gas Co., Ltd.	66,000	342,664
Toppan Printing Co., Ltd.	63,000	693,996
Toray Industries, Inc.	29,000	242,186
TOTO Ltd.	10,500	400,090
Toyo Seikan Group Holdings Ltd.	22,200	354,799
Toyo Suisan Kaisha Ltd.	5,700	222,081
Toyoda Gosei Co., Ltd.	17,500	420,632
Toyota Industries Corp.	1,200	60,352
Toyota Motor Corp.	30,900	1,655,068
Toyota Tsusho Corp.	12,300	377,052
Trend Micro, Inc.	1,200	60,244
Tsuruha Holdings, Inc.	6,200	687,458

	SHARES	FAIR VALUE
Japan - 26.9% (continued)
Unicharm Corp.	16,800	$454,472
USS Co., Ltd.	3,500	70,442
Yakult Honsha Co., Ltd.	1,700	120,190
Yamada Denki Co., Ltd.	137,900	723,430
Yamaha Corp.	6,500	210,113
Yamaha Motor Co., Ltd.	26,300	660,409
Yamato Holdings Co., Ltd.	6,400	139,037
Yamazaki Baking Co., Ltd.	32,000	663,115
Yaskawa Electric Corp.	13,900	276,745
Yokogawa Electric Corp.	37,700	653,921
Yokohama Rubber Co., Ltd.	3,800	74,113

		100,816,451

Luxembourg - 0.2%
RTL Group S.A.	6,783	527,894
Tenaris S.A.	4,604	69,562

		597,456

Netherlands - 3.2%
ABN AMRO Group N.V. (b) (Cost: $175,782; Original Acquisition Date: 05/30/2017)	6,796	175,246
Aegon N.V.	98,670	491,250
AerCap Holdings N.V. (a)	1,600	70,432
Akzo Nobel N.V.	9,575	801,439
Altice N.V. - Class A (a)	12,638	314,534
Altice N.V. - Class B (a)	5,616	140,023
ArcelorMittal USA (a)	19,147	415,229
Boskalis Westminster	7,077	243,945
CNH Industrial N.V.	109,056	1,209,773
Gemalto N.V.	11,231	666,399
Heineken Holding N.V.	3,387	314,848
ING Groep N.V.	91,886	1,536,956
Koninklijke Ahold Delhaize N.V.	52,534	1,158,452
Koninklijke DSM N.V.	2,355	175,291
Koninklijke Philips N.V.	60,675	2,144,301
Mobileye N.V. (a)	500	30,950
QIAGEN N.V.	1,056	35,552
Randstad Holding N.V.	15,164	877,280
RELX N.V.	34,022	705,902
Unilever N.V.	6,162	350,951
Wolters Kluwer N.V.	7,191	315,448

		12,174,201

Norway - 1.1%
DNB ASA	61,406	1,039,991
Marine Harvest ASA	44,913	786,707
Norsk Hydro ASA	194,577	1,048,500
Schibsted ASA - Class A	1,418	33,783
Telenor ASA	78,958	1,303,616

		4,212,597

Portugal - 0.5%
EDP - Energias de Portugal S.A.	106,593	392,035
Galp Energia SGPS S.A.	47,817	737,514
Jeronimo Martins SGPS S.A.	36,904	734,606

		1,864,155

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Spain - 3.6%
ACS Actividades de Construccion y Servicios S.A.	40,334	$1,611,430
Amadeus IT Group S.A.	1,219	71,002
Banco Bilbao Vizcaya Argentaria S.A.	121,799	992,245
Banco de Sabadell S.A.	238,609	491,590
Banco Popular Espanol S.A. (a)	49,884	34,127
Banco Santander S.A.	317,320	2,060,714
Bankia S.A.	30,228	34,772
Bankinter S.A.	15,222	140,149
CaixaBank S.A.	81,686	385,769
Distribuidora Internacional de Alimentacion S.A.	131,285	808,042
Endesa S.A.	42,603	1,063,173
Gas Natural SDG S.A.	29,535	743,858
Industria de Diseno Textil S.A.	27,539	1,125,919
International Consolidated Airlines Group S.A.	138,461	1,079,299
Mapfre S.A.	127,390	453,068
Repsol S.A.	104,277	1,747,145
Telefonica S.A.	34,394	383,044
Zardoya Otis S.A.	17,991	176,234

		13,401,580

Sweden - 3.0%
Alfa Laval AB	9,999	201,328
Assa Abloy AB - Class B	1,495	33,576
Atlas Copco AB - Class A	25,423	940,704
Atlas Copco AB - Class B	46,017	1,520,064
Boliden AB	8,530	233,482
Electrolux AB - Class B	38,637	1,240,719
Getinge AB - B Shares	9,722	202,351
Hennes & Mauritz AB - Class B	28,215	702,827
Hexagon AB - Class B	873	38,239
Husqvarna AB - B Shares	41,220	427,547
ICA Gruppen AB	11,203	403,707
Industrivarden AB - Class C	14,269	337,213
L E Lundbergforetagen AB	5,958	467,857
Nordea Bank AB	25,951	333,218
Sandvik AB	10,993	172,268
Securitas AB - Class B	21,301	339,438
Skandinaviska Enskilda Banken AB	22,203	267,721
Skanska AB - Class B	34,997	833,109
SKF AB - Class B	26,324	538,510
Swedish Match AB	5,995	202,238
Telefonaktiebolaget LM Ericsson	78,570	573,134
Volvo AB - Class B	64,999	1,062,701

		11,071,951

Switzerland - 3.5%
ABB Ltd.	110,464	2,774,858
Adecco Group AG	21,677	1,615,899
Aryzta AG	3,303	104,285
Barry Callebaut AG	239	342,997
Chocoladefabriken, Lindt & Spruengli AG	29	176,207
Cie Financiere Richemont S.A.	4,609	384,500
Dufry AG (a)	4,686	770,719
EMS-Chemie Holding AG	179	125,765
Geberit AG	376	176,014

	SHARES	FAIR VALUE
Switzerland - 3.5% (continued)
Julius Baer Group Ltd.	1,353	$70,056
Kuehne + Nagel International AG	1,141	184,129
LafargeHolcim Ltd.	3,500	210,134
Nestle S.A.	7,569	645,891
Novartis AG	290	23,744
Pargesa Holding S.A.	1,792	139,319
Partners Group Holding AG	57	34,928
Roche Holding AG	1,658	455,006
Schindler Holding AG - PC	490	105,078
Schindler Holding AG - REG	4,451	925,540
SGS SA	192	456,930
Sika AG	120	773,114
Sonova Holding AG	19	3,147
Swatch Group AG THE - BR	16,889	1,288,624
Swatch Group AG - THE - REG	2,156	835,198
Swisscom AG	736	352,897
Syngenta AG	403	183,078

		13,158,057

United Kingdom - 0.1%
Coca-Cola European Partners PLC	5,070	209,022

TOTAL COMMON STOCKS (Cost $264,597,820)		264,934,233

PREFERRED STOCKS - 0.2%

Germany - 0.2%
Fuchs Petrolub SE	3,157	176,133
Henkel AG & Co.	4,718	662,234

TOTAL PREFERRED STOCKS (Cost $832,248)		838,367

SHORT-TERM INVESTMENTS - 18.6%

Money Market Funds - 18.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.64% (c)	13,947,902	13,947,902
First American Government Obligations Fund - Class Z - 0.65% (c)	13,947,902	13,947,902
First American Treasury Obligations Fund - Class Z - 0.64% (c)	13,947,903	13,947,903
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.67% (c)	13,947,902	13,947,902
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.65% (c)	13,947,902	13,947,902

TOTAL SHORT-TERM INVESTMENTS (Cost $69,739,511)		69,739,511

TOTAL INVESTMENTS (Cost $335,169,579) - 89.6%		335,512,111

OTHER ASSETS IN EXCESS OF LIABILITIES - 10.4%		38,850,138

TOTAL NET ASSETS - 100.0%		$374,362,249

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL PORTFOLIO

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Security is restricted to resale. The Portfolio’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at May 31, 2017 was $3,964,992, which represents 1.1% of net assets.
(c)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
CAC 40 Euro Index, June 2017 Settlement	9	$532,454	$(616)
DAX Index, June 2017 Settlement	2	709,848	2,581
FTSE 100 Index, June 2017 Settlement	4	386,945	4,531
FTSE/MIB Index, June 2017 Settlement	1	116,593	(1,249)
IBEX 35 Index, June 2017 Settlement	1	121,957	564
Mini MSCI EAFE Index, June 2017 Settlement	229	21,593,555	187,381
S&P/TSX 60 Index, June 2017 Settlement	12	1,608,054	1,771
Swiss Market Index, June 2017 Settlement	1	93,129	907
Nikkei 225 Index, June 2017 Settlement	56	4,973,002	7,209

TOTAL FUTURES CONTRACTS PURCHASED		$30,135,538	$203,080

Total Return Swaps

COUNTERPARTY	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	TERMINATION DATE	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION/ (DEPRECIATION)
Morgan Stanley	Airbus SE (a)	Receive	6/1/2020	$521,970	6,359	$(2,137)
Morgan Stanley	Anglo American PLC (a)	Receive	6/1/2020	825,514	62,114	(24,135)
Morgan Stanley	Arkema (a)	Receive	6/1/2020	798,338	7,640	(12,778)
Morgan Stanley	Associated British Foods PLC (a)	Receive	6/1/2020	245,353	6,356	244
Morgan Stanley	Atos SE (a)	Receive	6/1/2020	328,076	2,287	9,065
Morgan Stanley	Auto Trader Group PLC (a)	Receive	6/1/2020	106,522	19,869	233
Morgan Stanley	AXA SA (a)	Receive	6/1/2020	1,393,907	52,268	133
Morgan Stanley	Barclays PLC (a)	Receive	6/1/2020	847,422	313,195	(10,698)
Morgan Stanley	Barratt Developments PLC (a)	Receive	6/1/2020	728,911	92,364	10,911
Morgan Stanley	BHP Billiton PLC (a)	Receive	6/1/2020	861,618	57,010	(25,267)
Morgan Stanley	BNP Paribas SA (a)	Receive	6/1/2020	69,228	981	(543)
Morgan Stanley	Bollore (a)	Receive	6/1/2020	404,386	87,800	6,135
Morgan Stanley	Bouygues Sa (a)	Receive	6/1/2020	2,001,826	46,735	27,772
Morgan Stanley	BT Group PLC (a)	Receive	6/1/2020	212,094	53,178	410
Morgan Stanley	Bunzl PLC (a)	Receive	6/1/2020	244,319	7,797	(30)
Morgan Stanley	Burberry Group PLC (a)	Receive	6/1/2020	1,048,642	44,842	16,813
Morgan Stanley	Capgemini SE (a)	Receive	6/1/2020	35,200	340	(202)
Morgan Stanley	Capita PLC (a)	Receive	6/1/2020	55,568	7,404	1,985
Morgan Stanley	Carnival PLC (a)	Receive	6/1/2020	1,203,678	18,797	16,477
Morgan Stanley	Carrefour SA (a)	Receive	6/1/2020	1,623,513	62,174	3,691
Morgan Stanley	Casino Guichard Perrachon (a)	Receive	6/1/2020	1,611,695	26,138	3,597
Morgan Stanley	Centrica PLC (a)	Receive	6/1/2020	568,482	217,027	(103)
Morgan Stanley	CGDE Michelin (a)	Receive	6/1/2020	1,648,691	13,104	(47,414)
Morgan Stanley	Christian Dior Se (a)	Receive	6/1/2020	2,175,088	7,617	1,618
Morgan Stanley	Coca-Cola HBC AG (a)	Receive	6/1/2020	883,400	30,432	135
Morgan Stanley	Compagnie de Saint-Gobain (a)	Receive	6/1/2020	215,552	3,855	(1,180)
Morgan Stanley	Compass Group PLC (a)	Receive	6/1/2020	1,545,675	71,835	18,150
Morgan Stanley	CRH PLC (a)	Receive	6/1/2020	1,180,200	32,775	(4,641)
Morgan Stanley	Dassault Aviation SA (a)	Receive	6/1/2020	252,041	169	236

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	TERMINATION DATE	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION/ (DEPRECIATION)
Morgan Stanley	DCC PLC (a)	Receive	6/1/2020	$386,172	4,064	$1,723
Morgan Stanley	Direct Line Insurance Group (a)	Receive	6/1/2020	316,611	70,491	839
Morgan Stanley	Dixons Carphone PLC (a)	Receive	6/1/2020	140,982	33,299	(379)
Morgan Stanley	EDF (a)	Receive	6/1/2020	1,173,843	108,939	9,327
Morgan Stanley	Eiffage (a)	Receive	6/1/2020	1,265,006	13,911	32,440
Morgan Stanley	Engie (a)	Receive	6/1/2020	1,309,467	85,806	22,639
Morgan Stanley	Eutelsat Communications (a)	Receive	6/1/2020	103,851	4,037	(1,209)
Morgan Stanley	Experian PLC (a)	Receive	6/1/2020	70,088	3,362	(57)
Morgan Stanley	Fresnillo PLC (a)	Receive	6/1/2020	158,650	7,813	(393)
Morgan Stanley	G4S PLC (a)	Receive	6/1/2020	458,320	109,451	(1,814)
Morgan Stanley	GKN PLC (a)	Receive	6/1/2020	1,051,799	233,238	(7,637)
Morgan Stanley	Glencore PLC (a)	Receive	6/1/2020	244,414	66,537	(4,671)
Morgan Stanley	Hermes International (a)	Receive	6/1/2020	774,937	1,568	1,065
Morgan Stanley	HSBC Holdings PLC (a)	Receive	6/1/2020	3,313,263	380,628	(6,885)
Morgan Stanley	Imerys SA (a)	Receive	6/1/2020	517,958	5,971	571
Morgan Stanley	IMI PLC (a)	Receive	6/1/2020	130,679	8,088	1,012
Morgan Stanley	Intercontinental Hotels Group (a)	Receive	6/1/2020	220,980	3,922	1,614
Morgan Stanley	J Sainsbury PLC (a)	Receive	6/1/2020	493,416	136,283	1,579
Morgan Stanley	Johnson Matthey PLC (a)	Receive	6/1/2020	388,815	9,697	(1,377)
Morgan Stanley	Kering (a)	Receive	6/1/2020	255,974	774	765
Morgan Stanley	Kingfisher PLC (a)	Receive	6/1/2020	1,197,948	285,993	(28,607)
Morgan Stanley	Lagardere SCA (a)	Receive	6/1/2020	1,009,894	32,130	(5,230)
Morgan Stanley	Legrand SA (a)	Receive	6/1/2020	382,282	5,576	(291)
Morgan Stanley	L’Oreal (a)	Receive	6/1/2020	1,152,725	5,388	10,866
Morgan Stanley	LVMH Moet Hennessy Louis Vuitton SE (a)	Receive	6/1/2020	1,449,877	5,682	(3,107)
Morgan Stanley	Marks & Spencer Group PLC (a)	Receive	6/1/2020	391,381	79,415	(6,002)
Morgan Stanley	Mondi PLC (a)	Receive	6/1/2020	1,196,750	45,891	5,418
Morgan Stanley	Natixis (a)	Receive	6/1/2020	73,154	11,075	(2,417)
Morgan Stanley	Next PLC (a)	Receive	6/1/2020	922,300	16,418	(6,582)
Morgan Stanley	Old Mutual PLC (a)	Receive	6/1/2020	437,817	180,554	(11,977)
Morgan Stanley	Persimmon PLC (a)	Receive	6/1/2020	791,984	25,038	2,240
Morgan Stanley	Petrofac Ltd (a)	Receive	6/1/2020	521,840	106,583	(32,230)
Morgan Stanley	Prudential PLC (a)	Receive	6/1/2020	1,133,534	50,678	(6,613)
Morgan Stanley	Publicis Groupe (a)	Receive	6/1/2020	316,409	4,133	(1,337)
Morgan Stanley	Randgold Resources Ltd. (a)	Receive	6/1/2020	36,060	380	719
Morgan Stanley	RELX PLC (a)	Receive	6/1/2020	280,370	13,085	876
Morgan Stanley	Renault Sa (a)	Receive	6/1/2020	663,831	7,112	(12,849)
Morgan Stanley	Rexel Sa (a)	Receive	6/1/2020	1,116,882	63,408	10,328
Morgan Stanley	Rio Tinto PLC (a)	Receive	6/1/2020	1,257,541	31,459	(33,947)
Morgan Stanley	Rolls-Royce Holdings PLC (a)	Receive	6/1/2020	246,112	22,019	(556)
Morgan Stanley	Royal Bank Of Scotland Group (a)	Receive	6/1/2020	346,409	103,407	(1,162)
Morgan Stanley	Royal Dutch Shell PLC — A Shares (a)	Receive	6/1/2020	3,978,211	147,029	(19,591)
Morgan Stanley	Royal Dutch Shell PLC — B Shares (a)	Receive	6/1/2020	3,380,363	122,398	(26,985)
Morgan Stanley	Royal Mail PLC (a)	Receive	6/1/2020	1,372,524	241,336	6,990
Morgan Stanley	Safran Sa (a)	Receive	6/1/2020	1,033,653	11,677	889
Morgan Stanley	Sanofi (a)	Receive	6/1/2020	2,381,171	24,041	10,132
Morgan Stanley	Schneider Electric SE (a)	Receive	6/1/2020	1,203,010	15,620	(5,673)
Morgan Stanley	Schroders PLC (a)	Receive	6/1/2020	484,046	11,900	57
Morgan Stanley	SCOR SE (a)	Receive	6/1/2020	838,893	21,309	856
Morgan Stanley	Smiths Group PLC (a)	Receive	6/1/2020	260,175	12,597	2,800
Morgan Stanley	Societe Generale SA (a)	Receive	6/1/2020	207,663	3,961	(1,212)
Morgan Stanley	Sodexo SA (a)	Receive	6/1/2020	822,955	6,032	9,667

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	TERMINATION DATE	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION/ (DEPRECIATION)
Morgan Stanley	SSE PLC (a)	Receive	6/1/2020	$176,478	9,101	$(954)
Morgan Stanley	St James’s Place PLC (a)	Receive	6/1/2020	242,888	16,071	(757)
Morgan Stanley	STMicroelectronics NV (a)	Receive	6/1/2020	105,000	6,365	(260)
Morgan Stanley	Suez (a)	Receive	6/1/2020	622,443	34,119	(2,443)
Morgan Stanley	Taylor Wimpey PLC (a)	Receive	6/1/2020	849,295	324,551	11,362
Morgan Stanley	Tesco PLC (a)	Receive	6/1/2020	352,150	148,783	(3,629)
Morgan Stanley	Thales SA (a)	Receive	6/1/2020	831,897	7,532	7,442
Morgan Stanley	The Berkeley Group Holdings (a)	Receive	6/1/2020	176,113	4,198	(2,054)
Morgan Stanley	Travis Perkins PLC (a)	Receive	6/1/2020	438,496	20,828	(3,885)
Morgan Stanley	TUI AG (a)	Receive	6/1/2020	175,579	11,375	727
Morgan Stanley	Unilever PLC (a)	Receive	6/1/2020	560,992	10,052	1,783
Morgan Stanley	Valeo SA (a)	Receive	6/1/2020	632,168	9,081	(14,949)
Morgan Stanley	Veolia Environnement (a)	Receive	6/1/2020	340,001	15,450	(3,376)
Morgan Stanley	Vinci SA (a)	Receive	6/1/2020	420,351	4,814	3,202
Morgan Stanley	Vodafone Group PLC (a)	Receive	6/1/2020	70,217	23,541	451
Morgan Stanley	Wendel (a)	Receive	6/1/2020	420,585	2,757	1,219
Morgan Stanley	William Hill PLC (a)	Receive	6/1/2020	691,925	186,921	(5,201)
Morgan Stanley	Wm Morrison Supermarkets (a)	Receive	6/1/2020	859,652	271,000	156
Morgan Stanley	Wolseley PLC (a)	Receive	6/1/2020	656,025	9,964	19,288
Morgan Stanley	WPP PLC (a)	Receive	6/1/2020	455,768	20,283	(1,042)
Morgan Stanley	Zodiac Aerospace (a)	Receive	6/1/2020	285,204	10,767	2,224

				$76,663,125		$(97,597)

(a)	Foreign issue total return swap.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 68.0%

Australia - 4.1%
ALS Ltd.	2,515	$12,614
Altium Ltd.	3,549	22,310
Ansell Ltd.	2,558	44,401
ARB Corp. Ltd.	1,901	22,135
Australian Pharmaceutical Industries Ltd.	177,751	235,760
Automotive Holdings Group Ltd.	90,781	198,318
Bapcor Ltd.	1,614	6,260
Bega Cheese Ltd.	5,005	22,054
BlueScope Steel Ltd.	76,980	657,802
Breville Group Ltd.	21,718	166,056
Cabcharge Australia Ltd.	44,353	85,028
Cleanaway Waste Management Ltd.	11,474	11,254
Costa Group Holdings Ltd.	26,796	90,196
CSR Ltd.	82,064	254,278
Downer EDI Ltd.	81,507	387,609
DuluxGroup Ltd.	6,393	33,442
FlexiGroup Ltd.	56,330	71,365
Greencross Ltd.	2,799	11,709
GUD Holdings Ltd.	7,461	66,638
GWA Group Ltd.	62,090	135,179
Hansen Technologies Ltd.	4,223	11,234
IDP Education Ltd.	3,342	11,075
Infigen Energy Ltd. (a)	18,068	11,747
InvoCare Ltd.	1,008	10,988
JB Hi-Fi Ltd.	1,943	33,380
Metcash Ltd. (a)	166,927	254,273
Michael Hill International Ltd.	12,124	10,946
Mineral Resources Ltd.	21,059	158,044
Monadelphous Group Ltd.	24,198	233,745
Myer Holdings Ltd.	282,125	181,333
Myob Group Ltd.	12,819	33,814
Nanosonics Ltd. (a)	10,625	22,264
Nufarm Ltd.	19,745	145,102
OZ Minerals Ltd.	22,528	122,366
Pact Group Holdings Ltd.	7,244	33,103
Perpetual Ltd.	1,109	43,806
Platinum Asset Management Ltd.	22,866	72,210
Primary Health Care Ltd.	17,106	46,775
Programmed Maintenance Services Ltd.	153,479	204,137
RCG Corp. Ltd.	125,886	56,124
Regis Resources Ltd.	26,745	64,984
Sandfire Resources NL	22,213	100,848
Seven West Media Ltd.	43,243	22,492
Sigma Healthcare Ltd.	354,946	214,951
Sirtex Medical Ltd.	3,449	30,728
Southern Cross Media Group, Ltd.	93,111	78,527
Spark Infrastructure Group	16,776	33,657
Spotless Group Holdings Ltd.	26,711	22,329
St. Barbara Ltd. (a)	79,691	170,538
Super Retail Group Ltd.	42,989	245,962
Vita Group Ltd.	142,917	102,478
Whitehaven Coal Ltd. (a)	52,978	99,594
WiseTech Global Ltd.	4,151	22,269

		5,440,231

	SHARES	FAIR VALUE
Austria - 1.4%
DO & CO AG	527	$39,250
EVN AG	3,940	57,096
FACC AG (a)	1,198	9,555
Kapsch TrafficCom AG	642	34,726
Lenzing AG	2,301	412,153
Oesterreichische Post AG	5,639	244,832
Porr AG	3,577	121,652
RHI AG	4,818	175,251
S&T AG	4,844	69,869
UNIQA Insurance Group AG	37,938	330,288
Wienerberger AG	9,241	217,844
Zumtobel Group AG	8,869	182,523

		1,895,039

Belgium - 1.8%
Ackermans & van Haaren N.V.	2,090	356,046
AGFA-Gevaert N.V. (a)	32,166	147,029
Barco N.V.	1,563	155,002
Bekaert, S.A.	1,135	58,950
Bpost, S.A.	9,601	233,556
Cie d’Entreprises Cfe, S.A.	1,099	168,457
D’ieteren, S.A.	7,583	369,954
Econocom Group SE	1,416	12,442
Euronav N.V.	8,153	61,299
EVS Broadcast Equipment, S.A.	2,151	86,300
Greenyard N.V.	6,837	142,893
Ion Beam Applications, S.A.	412	24,997
Kinepolis Group N.V	437	25,159
Melexis N.V.	1,386	125,040
Orange Belgium, S.A.	6,190	144,252
Sioen Industries N.V.	609	22,333
Sofina, S.A.	999	146,115
Van de Velde N.V.	861	47,132

		2,326,956

Bermuda - 0.4%
Esprit Holdings Ltd. (a)	90,600	63,481
Man Wah Holdings Ltd.	135,200	135,329
NewOcean Energy Holdings Ltd.	232,000	71,453
Seadrill Ltd. (a)	44,443	21,008
VTech Holdings Ltd.	11,900	181,267

		472,538

Canada - 3.5%
Aecon Group, Inc. (a)	5,500	60,014
Ag Growth International, Inc. (a)	235	10,118
AGF Management Ltd. (a)	9,659	46,334
Amaya, Inc. (a)	1,400	24,282
ATS Automation Tooling Systems, Inc. (a)	4,674	44,738
AutoCanada, Inc. (a)	2,701	36,710
Badger Daylightling Ltd. (a)	2,100	36,299
Bird Construction, Inc. (a)	3,448	21,390
BRP, Inc. (a)	6,024	146,536
Callidus Capital Corp. (a)	1,140	13,114
Canaccord Genuity Group, Inc. (a)	5,777	18,817
Canadian Western Bank (a)	1,386	24,901
Canfor Corp. (a)	18,165	258,722
Canfor Pulp Products, Inc. (a)	1,000	9,150

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Canada - 3.5% (continued)
Cascades, Inc. (a)	10,162	$123,447
Celestica, Inc. (a)	23,171	318,529
Cogeco Communications, Inc. (a)	1,800	105,240
Cogeco, Inc. (a)	200	9,932
Corby Spirit and Wine Ltd. (a)	500	8,480
Corus Entertainment, Inc. - B Shares (a)	1,200	11,868
Descartes Systems Group, Inc. (a)	400	10,003
Dorel Industries, Inc. - Class B (a)	3,375	87,870
Dundee Corp. - Class A (a)	7,000	15,960
Enerflex Ltd. (a)	900	11,426
Enghouse Systems Ltd. (a)	551	24,094
Equitable Group, Inc. (a)	400	14,782
Exco Technologies Ltd. (a)	5,511	46,059
Genworth MI Canada, Inc. (a)	2,685	60,782
Gluskin Sheff + Associates, Inc. (a)	4,213	47,842
Great Canadian Gaming Corp. (a)	1,300	23,106
High Liner Foods, Inc. (a)	4,600	66,198
Home Capital Group, Inc.	1,789	12,105
Hudbay Minerals, Inc. (a)	14,420	73,763
Interfor Corp. (a)	11,049	144,201
Just Energy Group, Inc. (a)	41,729	218,399
Kinaxis, Inc. (a)	269	17,922
Labrodor Iron Ore Royalty Corp. (a)	900	11,360
Laurentian Bank of Canada (a)	1,836	70,784
Lucara Diamond Corp. (a)	23,600	52,411
Magellan Aerospace Corp. (a)	1,300	20,258
Maple Leaf Foods, Inc. (a)	9,119	231,679
Martinrea International, Inc. (a)	10,400	86,073
Morneau Shepell, Inc. (a)	700	10,991
New Flyer Industries, Inc. (a)	5,891	242,295
Norbord, Inc.	2,064	58,810
Parkland Fuel Corp. (a)	2,100	47,788
Premium Brands Holdings Corp. (a)	700	47,845
Pretium Resources, Inc. (a)	2,973	26,652
Quebecor, Inc. - Class B (a)	800	24,370
Russel Metals, Inc. (a)	6,899	128,649
Sandvine Corp. (a)	45,600	130,975
Sierra Wireless, Inc. (a)	400	10,841
Silvercorp Metals, Inc. (a)	4,300	12,542
Spin Master Corp. (a)(b) (Cost: $117,114; Original Acquisition Date: 05/05/2017)	4,014	117,610
Sprott, Inc. (a)	11,300	19,156
Superior Plus Corp. (a)	10,491	92,729
TFI International, Inc. (a)	2,292	46,829
The North West Co., Inc. (a)	5,642	134,822
TMX Group Rg (a)	900	47,550
Toromont Industries Ltd. (a)	3,252	109,560
TransAlta Corp. (a)	2,100	11,846
Transcontinental, Inc. - Class A (a)	8,074	141,535
Uni-Select, Inc. (a)	6,624	149,020
Wajax Corp. (a)	2,200	38,647
Western Forest Products, Inc. (a)	56,274	88,315
Winpak Ltd. (a)	1,613	70,259
WSP Global, Inc. (a)	1,921	71,516

		4,556,850

Cayman Islands - 0.1%
Goodbaby International Holdings Ltd.	102,000	49,871

	SHARES	FAIR VALUE
Cayman Islands - 0.1% (continued)
Hutchison Telecommunications Hong Kong Holdings Ltd.	352,000	$107,056

		156,927

Denmark - 1.1%
Alm. Brand A/S	1,851	16,074
Bang & Olufsen A/S (a)	642	9,987
Dampskibsselskabet Norden A/S (a)	854	14,587
Dfds A/S	5,806	320,926
FLSmidth & Co. A/S	3,422	208,324
GN Store Nord A/S	4,038	123,187
IC Group A/S	425	9,243
Matas A/S	3,938	65,421
NKT A/S (a)	1,260	103,613
NNIT A/S (b) (Cost: $5,876; Original Acquisition Date: 05/22/2017)	189	5,851
Per Aarsleff Holding A/S	738	17,666
Rockwool International A/S - B Shares	730	146,078
Royal Unibrew A/S	1,611	74,353
Scandinavian Tobacco Group A/S (b) (Cost: $65,324; Original Acquisition Date: 05/22/2017)	4,079	65,915
Schouw & Co. AB	895	95,698
SimCorp A/S	1,191	74,016
Solar A/S - B Shares	338	19,653
Sydbank A/S	1,570	56,313
Topdanmark A/S (a)	2,195	66,001

		1,492,906

Finland - 1.3%
Amer Sports OYJ	2,116	49,085
Atria OYJ	672	8,508
Cargotec OYJ - B Shares	2,954	175,875
Caverion OYJ (a)	6,940	58,003
Cramo OYJ	844	24,585
F-Secure OYJ	6,735	31,020
Kesko OYJ - B Shares	4,505	234,008
Konecranes OYJ	3,060	126,258
Lehto Group OYJ	4,518	63,695
Oriola OYJ - Class B	13,034	53,296
Outokumpu OYJ	5,300	42,153
Ponsse OYJ	173	4,631
Ramirent OYJ	2,397	24,880
Sanoma OYJ	5,136	47,830
Stockmann OYJ (a)	631	4,937
Tieto OYJ	3,345	109,197
Tokmanni Group Corp.	19,468	181,079
Uponor OYJ	689	12,322
Valmet OYJ	17,134	333,368
YIT OYJ	13,080	110,642

		1,695,372

Germany - 5.4%
ADVA Optical Networking SE (a)	5,480	61,745
AURELIUS Equity Opportunities SE & Co. KGaA	1,966	114,534
Aurubis AG	5,793	451,237
BayWa AG	2,804	100,371
Bechtle AG	789	101,263

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Germany - 5.4% (continued)
bet-at-home.com AG	385	$62,106
Borussia Dortmund GmbH & Co. KGaA	7,132	49,288
CANCOM SE	710	41,753
Carl Zeiss Meditec AG	3,713	192,055
CENTROTEC Sustainable AG	1,702	37,092
CEWE Stiftung & Co. KGaA	1,527	134,656
Deutsche Beteiligungs AG	431	20,030
Deutsche Pfandbriefbank AG (b) (Cost: $92,973; Original Acquisition Date: 05/09/2017)	6,739	85,885
Deutz AG	29,993	243,262
Diebold Nixdorf AG	3,060	244,954
DMG Mori AG	4,457	246,660
Draegerwerk AG & Co. KGaA	688	61,667
Drillisch AG	582	36,776
Duerr AG	783	85,399
Freenet AG	6,425	229,410
Gerry Weber International AG	5,280	72,125
Gesco AG	2,008	51,881
Grammer AG	2,445	134,762
H&R GmbH & Co. KGaA (a)	5,459	78,096
Hamburger Hafen und Logistik AG	5,920	126,688
Heidelberger Druckmaschinen AG (a)	40,249	109,282
Hornbach Baumarkt AG	549	18,841
Hypoport AG (a)	191	28,322
Indus Holding AG	1,912	134,671
Isra Vision AG	410	73,922
Jenoptik AG	3,318	92,493
Kloeckner & Co. SE	7,632	80,685
Koenig & Bauer AG	323	22,028
Krones AG	1,575	196,125
LEONI AG	1,102	60,752
MLP AG	19,725	134,434
MTU Aero Engines AG	608	85,785
OHB SE	1,839	53,795
Pfeiffer Vacuum Technology AG	862	123,075
Rational AG	68	36,697
Rheinmetall AG	5,481	526,002
Rhoen Klinikum AG	299	9,002
RIB Software SE	701	12,537
Salzgitter AG	10,244	390,110
SLM Solutions Group AG (a)	578	24,998
SMA Solar Technology AG	3,798	107,431
Software AG	1,853	88,831
STADA Arzneimittel AG	828	59,901
Suedzucker AG	11,473	245,392
Surteco SE	535	14,334
Takkt AG	8,339	203,278
Uniper SE	11,731	228,706
VERBIO Vereinigte BioEnergie AG	14,128	153,137
Vossloh AG (a)	470	31,071
VTG AG	1,755	61,747
Wacker Chemie AG	2,998	328,699
Wacker Neuson SE	3,163	69,820
XING AG	47	12,605
zooplus AG (a)	456	99,248

		6,981,451

	SHARES	FAIR VALUE
Hong Kong - 1.7%
Cafe de Coral Holdings Ltd.	28,000	$91,806
Chong Hing Bank Ltd.	2,000	4,312
Chow Sang Sang Holdings International Ltd.	86,000	200,859
Giordano International Ltd.	158,000	84,956
Hopewell Holdings Ltd.	56,000	210,201
Johnson Electric Holdings Ltd.	41,500	149,649
Luk Fook Holdings International Ltd.	95,000	323,065
Melco International Development Ltd.	37,000	97,337
Pacific Textiles Holdings Ltd.	122,000	135,111
Sa Sa International Holdings Ltd.	390,000	184,676
SmarTone Telecommunications Holdings Ltd.	120,000	160,769
Sun Hung Kai & Co., Ltd.	260,000	170,496
Texwinca Holdings Ltd.	372,000	207,660
The United Laboratories International Holdings Ltd. (a)	128,000	85,251
VST Holdings Ltd.	92,000	28,453
Xinyi Glass Holdings Ltd.	86,000	84,537

		2,219,138

Ireland (c) - 0.0%
Origin Enterprises PLC	1,906	14,410

Israel - 0.6%
B Communications Ltd.	460	9,341
Caesarstone Ltd. (a)	1,291	48,477
Cellcom Israel Ltd. (a)	1,902	18,507
Delta-Galil Industries Ltd.	237	7,216
Electra Ltd.	88	19,165
First International Bank Of Israel Ltd.	3,492	61,336
Formula Systems 1985 Ltd.	71	3,004
Harel Insurance Investments & Financial Services Ltd.	3,322	19,563
IDI Insurance Co., Ltd.	178	10,231
Israel Corp. Ltd. (a)	125	23,326
Israel Discount Bank Ltd. - Class A (a)	12,065	31,364
Ituran Location and Control Ltd.	1,876	60,407
Matrix IT Ltd.	1,524	16,671
Naphtha Israel Petroleum Corp. Ltd. (a)	1,259	10,668
Oil Refineries Ltd.	40,364	17,157
Orbotech Ltd. (a)	2,832	101,046
Partner Communications Co., Ltd. (a)	9,106	50,409
Paz Oil Co., Ltd.	136	23,370
Radware Ltd. (a)	2,024	35,643
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	331	16,828
Shikun & Binui Ltd.	3,277	7,961
Shufersal Ltd.	7,236	39,975
SodaStream International Ltd. (a)	2,032	107,655
Strauss Group Ltd.	832	15,178

		754,498

Italy - 2.5%
A2A S.p.A.	36,674	60,643
ACEA S.p.A.	623	10,183
Ascopiave S.p.A.	26,614	108,347
ASTM S.p.A.	4,331	74,390
Autogrill S.p.A.	17,277	210,191
Biesse S.p.A.	4,769	185,308

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Italy - 2.5% (continued)
Brembo S.p.A.	3,076	$48,964
Brunello Cucinelli S.p.A.	944	24,348
Cementir Holding S.p.A.	2,127	12,210
CIR-Compagnie Industriali Riunite S.p.A.	105,049	159,310
Danieli & C Officine Meccaniche S.p.A.	4,616	116,412
Danieli & C Officine Meccaniche S.p.A. - Risparmio	971	18,456
De’ Longhi S.p.A.	3,450	114,795
DeA Capital S.p.A.	6,978	10,041
DiaSorin S.p.A.	1,435	111,148
El.En. S.p.A.	729	24,543
Enav S.p.A. (b) (Cost: $50,344; Original Acquisition Date: 05/08/2017)	11,956	50,392
ERG S.p.A.	1,828	24,765
Esprinet S.p.A.	5,449	39,206
GEDI Gruppo Editoriale S.p.A. (a)	7,287	7,056
Hera S.p.A.	18,484	60,839
Industria Macchine Automatiche S.p.A.	931	83,197
Iren S.p.A.	30,316	73,083
Italimobiliare S.p.A.	476	12,988
La Doria S.p.A.	3,472	43,254
Maire Tecnimont S.p.A.	38,444	161,085
MARR S.p.A.	4,054	98,732
Mediaset S.p.A. (a)	33,875	133,721
Moncler S.p.A.	502	12,226
OVS S.p.A. (b) (Cost: $135,623; Original Acquisition Date: 05/08/2017)	19,101	135,502
Piaggio & C. S.p.A.	22,726	49,629
Rai Way S.p.A.	4,816	24,583
Recordati S.p.A.	3,705	149,042
Safilo Group S.p.A. (a)	19,682	147,031
Salini Impregilo S.p.A.	37,788	135,838
Salvatore Ferragamo S.p.A.	8,398	234,433
Saras S.p.A.	107,606	260,375
Technogym S.p.A. (b) (Cost: $10,200; Original Acquisition Date: 05/08/2017)	1,336	11,091
Zignago Vetro S.p.A.	366	3,059

		3,240,416

Japan - 30.9%
Achilles Corp.	3,500	58,370
Adastria Co., Ltd.	4,500	119,133
ADEKA Corp.	3,200	46,548
Advantest Corp.	2,000	35,738
Adways, Inc.	15,400	70,916
Aeon Delight Co., Ltd.	4,200	134,627
Aeon Fantasy Co., Ltd.	100	2,880
Ai Holdings Corp.	300	7,986
Aica Kogyo Co., Ltd.	4,100	119,576
Aichi Bank	100	5,535
AICHI Corp.	1,600	11,066
Aida Engineering Ltd.	3,100	27,263
Ain Holdings, Inc.	100	8,045
Aisan Industry Co., Ltd.	5,900	46,934
Alpen Co., Ltd.	6,100	106,523
Alpine Electronics, Inc.	9,300	133,013
Amano Corp.	4,800	107,962
Amuse, Inc.	2,500	69,639
Anest Iwata Corp.	2,400	22,299
Anicom Holdings, Inc.	1,700	35,197

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Anritsu Corp.	13,900	$120,237
AOKI Holdings, Inc.	7,300	94,587
Aoyama Trading Co., Ltd.	500	18,036
Arcland Sakamoto Co., Ltd.	7,200	94,917
Arcland Service Holdings Co., Ltd.	1,400	44,813
Arcs Co., Ltd.	7,100	153,604
Ariake Japan Co., Ltd.	400	28,677
AS ONE Corp.	1,200	56,235
Asahi Co., Ltd.	5,500	66,050
Asahi Diamond Industrial Co., Ltd.	9,900	72,496
Asahi Holdings, Inc.	2,700	46,004
Asatsu-DK, Inc.	3,800	93,190
ASKA Pharmaceutical Co., Ltd.	2,200	34,703
ASKUL Corp.	3,200	93,905
ATEAM, Inc.	300	8,181
Atom Corp.	10,800	71,382
Autobacs Seven Co., Ltd.	5,200	82,026
Avex Group Holdings, Inc.	5,500	70,768
Axial Retailing, Inc.	2,400	96,217
Azbil Corp.	5,900	214,957
Bando Chemical Industries Ltd.	5,100	46,879
Bank of Saga Ltd.	4,000	9,679
Belc Co., Ltd.	1,800	84,515
Belluna Co., Ltd.	3,600	42,452
Benefit One, Inc.	300	11,418
Bic Camera, Inc.	12,400	131,782
BML, Inc.	4,700	95,952
Broadleaf Co., Ltd.	5,800	37,549
Bunka Shutter Co., Ltd.	3,000	23,621
Canon Electronics, Inc.	3,300	63,586
Canon Marketing Japan, Inc.	9,800	205,114
Cawachi Ltd.	3,300	82,329
Chiyoda Co., Ltd.	3,200	80,209
Chiyoda Corp.	14,000	78,754
Chiyoda Integre Co., Ltd.	1,600	32,968
Chori Co., Ltd.	4,900	86,718
Chudenko Corp.	2,300	58,294
Chugoku Marine Paints Ltd.	8,300	60,404
CI Takiron Corp.	6,000	30,555
Ci:z Holdings Co., Ltd.	2,300	74,867
Citizen Watch Co., Ltd.	16,700	109,021
CKD Corp.	3,800	58,192
Clarion Co., Ltd.	16,000	58,077
Cleanup Corp.	4,900	35,970
CMIC Holdings Co., Ltd.	500	6,284
Coco Kara Fine, Inc.	2,500	126,411
Colopl, Inc.	3,900	42,469
Colowide Co., Ltd.	2,600	43,478
COMSYS Holdings Corp.	3,300	69,903
Conexio Corp.	5,400	94,591
COOKPAD, Inc.	1,600	12,699
Corona Corp.	4,800	49,408
Cosel Co., Ltd.	2,800	34,889
Cosmos Pharmaceutical Corp.	500	105,508
Create Restaurants Holdings, Inc.	4,000	35,792
Create SD Holdings Co., Ltd.	5,000	118,284
Crooz, Inc.	3,100	81,706
CyberAgent, Inc.	1,900	68,623
D.A.Consortium Holdings, Inc.	3,000	43,883
Daido Steel Co., Ltd.	10,000	54,718

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Daifuku Co., Ltd.	2,000	$60,948
Daihen Corp.	3,000	22,889
Daiho Corp.	9,000	43,639
Daiichi Jitsugyo Co., Ltd.	14,000	77,111
DAIICHIKOSHO Co., Ltd.	200	9,661
Daiken Corp.	2,600	55,287
Daikokutenbussan Co., Ltd.	1,000	49,390
Daikyonishikawa Corp.	3,500	46,646
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	36,840
Daio Paper Corp.	5,800	71,119
Daiseki Co., Ltd.	1,700	36,441
Daisyo Corp.	3,100	48,452
Daiwa Industries Ltd.	1,000	10,953
Daiwabo Holdings Co., Ltd.	32,000	117,020
DCM Holdings Co., Ltd.	13,800	120,867
Denka Co., Ltd.	1,000	5,029
Denki Kogyo Co., Ltd.	3,000	15,169
Denyo Co., Ltd.	3,300	53,664
Descente Ltd.	7,600	92,298
Dexerials Corp.	1,300	11,210
DIC Corp.	6,000	206,140
Disco Corp.	900	155,214
DMG Mori Co., Ltd.	1,400	22,021
Doshisha Co., Ltd.	3,600	67,807
Doutor Nichires Holdings Co., Ltd.	7,200	154,272
Dowa Holdings Co., Ltd.	8,000	60,388
DTS Corp.	4,000	119,007
Dunlop Sports Co., Ltd.	2,400	23,426
Duskin Co., Ltd.	5,800	145,223
DyDo Group Holdings, Inc.	1,400	69,905
Eagle Industry Co., Ltd.	3,700	59,768
Earth Chemical Co., Ltd.	1,400	74,329
Ebara Corp.	3,300	93,413
EDION Corp.	17,800	169,884
Eiken Chemical Co., Ltd.	1,100	32,479
Eizo Corp.	1,400	55,558
Elecom Co., Ltd.	1,700	35,965
Elematec Corp.	1,500	24,447
En-Japan, Inc.	1,200	33,372
Enplas Corp.	1,300	38,442
EPS Holdings, Inc.	1,500	22,605
Exedy Corp.	3,800	103,792
Ezaki Glico Co., Ltd.	1,800	101,580
F@N Communications, Inc.	5,400	47,491
Fancl Corp.	3,100	58,193
FCC Co., Ltd.	3,700	71,528
FIELDS Corp.	2,100	22,583
Foster Electric Co., Ltd.	700	10,467
France Bed Holdings Co., Ltd.	5,500	47,923
Fudo Tetra Corp.	38,700	63,597
Fuji Co., Ltd.	3,700	92,508
Fuji Machine Manufacturing Co., Ltd.	5,400	83,572
Fuji Oil Holdings, Inc.	5,900	143,624
Fuji Seal International, Inc.	1,100	27,622
Fuji Soft, Inc.	2,300	67,910
Fujibo Holdings, Inc.	1,800	53,472

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Fujicco Co., Ltd.	1,400	$33,132
Fujikura Ltd.	6,600	56,554
Fujimi, Inc.	1,600	32,982
Fujimori Kogyo Co., Ltd.	1,700	51,115
Fujitec Co., Ltd.	11,300	130,805
Fujitsu General Ltd.	4,100	94,661
Fujiya Co., Ltd.	25,000	57,788
Fukuda Corp.	4,000	36,551
Fukuda Denshi Co., Ltd.	1,300	85,571
Fukui Computer Holdings, Inc.	1,000	32,235
Fukushima Industries Corp.	1,000	38,826
Funai Soken Holdings, Inc.	1,500	33,684
Furukawa Electric Co., Ltd.	1,800	80,533
Fuso Chemical Co., Ltd.	1,600	55,621
Futaba Corp.	3,000	51,847
Futaba Industrial Co., Ltd.	4,600	35,845
Future Corp.	4,700	36,327
Gecoss Corp.	3,600	36,699
Geo Holdings Corp.	11,300	119,071
GLORY Ltd.	1,700	57,716
Goldwin, Inc.	500	28,397
Gree, Inc.	7,200	59,615
GS Yuasa Corp.	12,000	53,851
G-Tekt Corp.	3,900	71,697
Gunze Ltd.	16,000	56,921
H2O Retailing Corp.	6,500	108,989
Halows Co., Ltd.	2,500	52,393
Hanwa Co., Ltd.	7,000	48,731
Harmonic Drive Systems, Inc.	100	3,440
Haseko Corp.	8,600	109,179
Hazama Ando Corp.	11,700	84,515
Hearts United Group Co., Ltd.	700	9,860
Heiwa Corp.	400	8,701
Heiwado Co., Ltd.	5,500	118,939
Hibiya Engineering Ltd.	2,900	45,693
HIS Co., Ltd.	700	19,783
Hisaka Works Ltd.	6,100	51,774
Hitachi Kokusai Electric, Inc.	1,900	44,862
Hitachi Maxell Ltd.	1,300	25,519
Hitachi Transport System Ltd.	1,500	33,860
Hitachi Zosen Corp.	5,100	24,084
Hokuetsu Kishu Paper Co., Ltd.	3,000	23,052
Hokuhoku Financial Group, Inc.	3,200	47,010
Horiba Ltd.	300	18,366
Hosiden Corp.	6,400	72,697
House Foods Group, Inc.	6,300	158,083
Ibiden Co., Ltd.	2,300	41,224
Ichibanya Co., Ltd.	1,300	43,314
Ichiyoshi Securities Co., Ltd.	6,100	48,525
Icom, Inc.	3,900	93,142
Idec Corp.	1,400	19,341
IDOM, Inc.	6,500	35,743
Inaba Denki Sangyo Co., Ltd.	2,400	88,307
Inabata & Co., Ltd.	6,700	81,852
Infocom Corp.	2,400	46,656
Information Services International-Dentsu Ltd.	2,900	69,705

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Iriso Electronics Co., Ltd.	100	$7,783
Ishihara Sangyo Kaisha Ltd.	2,400	23,014
Ito En Ltd.	5,200	215,043
Itochu Enex Co., Ltd.	2,300	18,878
Itochu Techno-Solutions Corp.	4,200	143,160
Itochu-Shokuhin Co., Ltd.	900	38,641
Itoham Yonekyu Holdings, Inc.	12,600	117,752
Itoki Corp.	5,800	38,859
Iwatani Corp.	9,000	58,754
Iyo Bank Ltd.	8,400	60,450
Izumi Co., Ltd.	3,000	163,341
JAC Recruitment Co., Ltd.	1,500	21,860
Jafco Co., Ltd.	700	26,862
Jamco Corp.	200	4,683
Japan Cash Machine Co., Ltd.	4,600	47,890
Japan Lifeline Co., Ltd.	400	14,826
Japan Material Co., Ltd.	300	5,307
Japan Pulp & Paper Co., Ltd.	8,000	28,533
Jeol Ltd.	2,000	10,005
Jimoto Holdings, Inc.	6,100	10,851
JINS, Inc.	1,000	58,510
J-Oil Mills, Inc.	1,100	40,027
Joshin Denki Co., Ltd.	9,000	114,257
Joyful Honda Co., Ltd.	3,200	107,630
JSP Corp.	2,900	71,014
Justsystems Corp.	1,500	22,483
JVC Kenwood Corp.	13,200	34,683
K&O Energy Group, Inc.	3,100	50,132
Kadokawa Dwango Corp.	3,800	47,110
Kaga Electronics Co., Ltd.	5,200	95,736
Kagome Co., Ltd.	1,300	41,494
Kaken Pharmaceutical Co., Ltd.	500	28,804
Kameda Seika Co., Ltd.	600	31,151
Kamei Corp.	6,700	80,461
Kanamoto Co., Ltd.	2,100	57,643
Kandenko Co., Ltd.	9,000	91,828
Kanematsu Corp.	45,000	88,172
Kanematsu Electronics Ltd.	2,700	83,743
Kansai Super Market Ltd.	6,100	89,779
Kanto Denka Kogyo Co., Ltd.	600	4,897
Kappa Create Co., Ltd.	5,400	61,289
Kasai Kogyo Co., Ltd.	4,800	58,683
Katakura Industries Co., Ltd.	900	10,442
Kato Sangyo Co., Ltd.	5,400	136,865
KATO WORKS Co., Ltd.	300	8,749
Kawasaki Kisen Kaisha Ltd.	36,000	93,291
Keihin Corp.	8,700	119,325
Keiyo Co., Ltd.	3,600	23,502
Kenko Mayonnaise Co., Ltd.	2,400	68,479
Kewpie Corp.	100	2,609
Key Coffee, Inc.	2,600	51,390
Kinden Corp.	12,500	191,648
Kintetsu Department Store Co., Ltd.	9,000	29,011
Kintetsu World Express, Inc.	4,700	72,272
Kisoji Co., Ltd.	3,000	68,804
Kissei Pharmaceutical Co., Ltd.	2,700	69,286
Kitz Corp.	7,600	62,653

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
KNT-CT Holdings Co., Ltd.	31,000	$39,467
Koa Corp.	2,200	38,736
Koatsu Gas Kogyo Co., Ltd.	4,900	34,112
Kobayashi Pharmaceutical Co., Ltd.	1,700	100,235
Kobe Bussan Co., Ltd.	800	31,025
Kohnan Shoji Co., Ltd.	3,700	71,093
Kokuyo Co., Ltd.	7,200	95,632
Komeri Co., Ltd.	3,200	81,134
Komori Corp.	3,600	47,556
Konishi Co., Ltd.	5,200	71,931
Konoike Transport Co., Ltd.	2,400	34,196
Koshidaka Holdings Co., Ltd.	1,500	34,321
Kotobuki Spirits Co., Ltd.	900	31,002
K’s Holdings Corp.	9,400	193,517
Kumagai Gumi Co., Ltd.	22,000	68,334
Kura Corp.	2,300	104,461
Kurabo Industries Ltd.	17,000	40,217
Kureha Corp.	600	30,014
Kuroda Electric Co., Ltd.	6,900	131,832
KYB Corp.	19,000	92,813
Kyodo Printing Co., Ltd.	6,000	20,533
Kyoei Steel Ltd.	700	10,618
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,500	105,409
Kyokuto Securities Co., Ltd.	5,600	82,420
KYORIN Holdings, Inc.	3,400	70,026
Kyowa Exeo Corp.	5,000	83,070
Kyudenko Corp.	2,600	92,262
Laox Co., Ltd.	2,500	11,445
Lasertec Corp.	700	10,208
LIFE Corp.	1,700	45,850
Lifull Co., Ltd.	3,700	23,586
Lintec Corp.	1,900	45,034
Macnica Fuji Electronics Holdings, Inc.	6,600	96,303
Maeda Kosen Co., Ltd.	5,100	71,193
Maeda Road Construction Co., Ltd.	5,000	101,264
Makino Milling Machine Co., Ltd.	2,000	16,470
Mandom Corp.	1,000	52,190
Mani, Inc.	1,200	33,914
Mars Engineering Corp.	1,500	31,977
Marudai Food Co., Ltd.	16,000	74,257
Maruha Nichiro Corp.	2,400	68,695
Marusan Securities Co., Ltd.	4,300	33,934
Maruwa Co., Ltd.	1,200	44,424
Maruzen Showa Unyu Co., Ltd.	4,000	16,181
Marvelous, Inc.	2,900	32,443
Matsuda Sangyo Co., Ltd.	4,500	59,363
Matsumotokiyoshi Holdings Co., Ltd.	3,200	187,232
Matsuya Co., Ltd.	5,400	47,637
Matsuya Foods Co., Ltd.	3,000	112,551
Max Co., Ltd.	5,000	72,686
MCJ Co., Ltd.	7,400	84,123
Megmilk Snow Brand Co., Ltd.	3,000	90,745
Meidensha Corp.	2,000	6,736
Meiko Network Japan Co., Ltd.	3,800	47,144
Meitec Corp.	2,200	93,463
Melco Holdings, Inc.	2,900	83,530
Menicon Co., Ltd.	600	18,880

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Micronics Japan Co., Ltd.	1,100	$10,528
Mie Bank Ltd.	1,100	22,397
Milbon Co., Ltd.	700	38,492
Mimasu Semiconductor Industry Co., Ltd.	1,300	21,457
Ministop Co., Ltd.	5,000	102,167
Mirait Holdings Corp.	2,300	23,280
Miroku Jyoho Service Co., Ltd.	2,800	58,301
Misawa Homes Co., Ltd.	8,200	72,560
Mitsuba Corp.	700	12,060
Mitsubishi Nichiyu Forklift Co., Ltd.	9,300	56,598
Mitsubishi Paper Mills Ltd.	700	4,671
Mitsubishi Pencil Co., Ltd.	300	17,309
Mitsubishi Research Institute, Inc.	1,400	39,314
Mitsubishi Shokuhin Co., Ltd.	3,600	107,431
Mitsubishi Steel Manufacturing Co., Ltd.	9,000	19,991
Mitsuboshi Belting Ltd.	4,000	42,041
Mitsui High-Tec, Inc.	4,300	48,028
Mitsui Home Co., Ltd.	7,000	47,088
Mitsui Sugar Co., Ltd.	1,600	47,458
Mitsui-Soko Holdings Co., Ltd.	6,000	17,011
Miura Co., Ltd.	1,100	21,454
Mizuno Corp.	16,000	90,727
Mochida Pharmaceutical Co., Ltd.	400	28,280
Modec, Inc.	2,000	45,833
Morinaga & Co., Ltd.	2,100	125,147
Morinaga Milk Industry Co., Ltd.	19,000	159,549
MOS FOOD SERVICES, Inc.	1,400	43,106
MTI Ltd.	400	2,366
Nagase & Co., Ltd.	12,700	181,183
Nagatanien Holdings Co., Ltd.	1,000	12,668
Nakanishi, Inc.	500	20,316
Nakayama Steel Works Ltd.	4,000	23,621
NEC Networks & System Integration Corp.	5,900	131,105
NET One Systems Co., Ltd.	13,800	131,832
Neturen Co., Ltd.	5,900	53,326
NHK Spring Co., Ltd.	13,800	145,165
Nichias Corp.	11,000	130,709
Nichicon Corp.	6,100	59,761
Nichiden Corp.	1,900	61,675
Nichiha Corp.	2,600	94,257
NichiiGakkan Co., Ltd.	3,700	35,380
Nichirei Corp.	4,600	131,666
Nifco, Inc.	600	30,664
Nihon Kohden Corp.	2,600	58,010
NIHON NOHYAKU Co., Ltd.	2,400	14,194
Nihon Parkerizing Co., Ltd.	5,700	84,252
Nihon Trim Co., Ltd.	1,200	44,533
Nihon Unisys Ltd.	9,300	157,281
Nippo Corp.	6,000	122,059
Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	95,307
Nippon Ceramic Co., Ltd.	500	11,919
Nippon Denko Co., Ltd.	10,400	35,872
Nippon Densetsu Kogyo Co., Ltd.	2,200	45,013
Nippon Flour Mills Co., Ltd.	6,100	96,719
Nippon Gas Co., Ltd.	2,100	70,348
Nippon Kanzai Co., Ltd.	2,500	42,460
Nippon Kayaku Co., Ltd.	7,000	97,210

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Nippon Koei Co., Ltd.	800	$21,743
Nippon Light Metal Holdings Co., Ltd.	14,900	34,845
Nippon Seiki Co., Ltd.	3,000	62,980
Nippon Shinyaku Co., Ltd.	600	34,998
Nippon Shokubai Co., Ltd.	100	6,104
Nippon Signal Company Ltd.	3,700	35,513
Nippon Soda Co., Ltd.	15,000	76,388
Nippon Steel & Sumikin Bussan Corp.	1,100	51,946
Nippon Suisan Kaisha Ltd.	10,500	54,799
Nishimatsu Construction Co., Ltd.	13,000	71,485
Nishimatsuya Chain Co., Ltd.	9,200	97,109
Nishio Rent All Co., Ltd.	600	16,767
Nissan Shatai Co., Ltd.	6,900	69,530
Nisshinbo Holdings, Inc.	3,300	31,197
Nissin Corp.	17,000	66,772
Nissin Electric Co., Ltd.	1,700	19,402
Nissin Kogyo Co., Ltd.	6,600	104,348
Nitta Corp.	1,100	32,926
Nittetsu Mining Co., Ltd.	900	45,264
Nitto Boseki Co., Ltd.	23,000	113,391
Nitto Kogyo Corp.	4,400	71,393
Nitto Kohki Co., Ltd.	2,000	45,779
Noevir Holdings Co., Ltd.	1,800	84,027
NOF Corp.	5,000	64,921
Nohmi Bosai Ltd.	5,800	79,393
Nojima Corp.	6,900	108,842
Nomura Co., Ltd.	2,800	59,110
Noritake Co., Ltd.	1,000	30,655
Noritz Corp.	5,000	94,492
NS Solutions Corp.	2,900	69,548
NS United Kaiun Kaisha Ltd.	15,000	30,880
NSD Co., Ltd.	1,900	33,728
NTN Corp.	23,000	105,291
NuFlare Technology, Inc.	400	26,293
Obara Group, Inc.	200	10,835
Ohsho Food Service Corp.	1,500	55,327
Oiles Corp.	4,800	82,521
Okabe Co., Ltd.	7,200	64,751
OKAMOTO INDUSTRIES, Inc.	2,000	23,621
Okamura Corp.	9,400	84,621
Oki Electric Industry Co., Ltd.	7,400	108,979
Okuma Corp.	7,000	62,763
Okumura Corp.	8,000	53,887
Okuwa Co., Ltd.	9,000	96,298
Onward Holdings Co., Ltd.	14,000	100,876
Optex Group Co., Ltd.	600	20,126
Organo Corp.	8,000	40,163
Osaka Soda Co., Ltd.	8,000	36,262
Osaki Electric Co., Ltd.	10,000	78,194
OSJB Holdings Corp.	8,700	22,624
Oyo Corp.	3,100	41,511
PAL Group Holdings Co., Ltd.	1,300	32,139
PALTAC Corp.	1,900	66,907
PanaHome Corp.	14,000	155,359
Paramount Bed Holdings Co., Ltd.	500	21,648
PC Depot Corp.	15,500	84,113
Penta-Ocean Construction Co., Ltd.	10,600	60,202

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Pigeon Corp.	900	$31,043
Pilot Corp.	200	7,783
Piolax, Inc.	3,300	83,044
Pioneer Corp.	14,100	25,335
Plenus Co., Ltd.	4,300	89,456
Press Kogyo Co., Ltd.	21,600	96,932
Prestige International, Inc.	3,400	35,182
Prima Meat Packers Ltd.	25,000	139,278
Proto Corp.	3,500	53,535
Raito Kogyo Co., Ltd.	2,100	23,171
Relia, Inc.	4,300	47,446
Rengo Co., Ltd.	1,400	7,850
Right On Co., Ltd.	9,200	83,485
Riken Corp.	1,000	42,935
Riken Vitamin Co., Ltd.	100	3,986
Ringer Hut Co., Ltd.	1,000	21,707
Riso Kagaku Corp.	2,900	58,969
Rock Field Co., Ltd.	3,900	70,851
Rohto Pharmaceutical Co., Ltd.	2,800	58,250
Rokko Butter Co., Ltd.	100	2,429
Roland DG Corp.	4,000	94,736
Royal Holdings Co., Ltd.	4,500	95,932
Ryobi Ltd.	9,000	36,325
Ryosan Co., Ltd.	3,600	129,860
Ryoyo Electro Corp.	3,700	53,955
S Foods, Inc.	2,700	92,153
Sac’s Bar Holdings, Inc.	6,500	70,253
Saint Marc Holdings Co., Ltd.	1,600	49,120
Saizeriya Co., Ltd.	5,300	151,223
Sakai Chemical Industry Co., Ltd.	8,000	29,833
Sakai Moving Service Co., Ltd.	800	29,002
Sakata INX Corp.	5,300	83,699
Sakata Seed Corp.	1,800	57,454
San-A Co., Ltd.	400	18,203
San-Ai Oil Co., Ltd.	9,700	87,234
Sangetsu Corp.	1,200	21,237
Sanken Electric Co., Ltd.	2,000	8,235
Sanki Engineering Co., Ltd.	5,700	60,526
Sankyo Tateyama, Inc.	3,200	46,519
Sankyu, Inc.	16,000	99,828
Sanrio Co., Ltd.	600	11,209
Sanwa Holdings Corp.	6,500	71,720
Sanyo Chemical Industries Ltd.	600	27,792
Sanyo Denki Co., Ltd.	5,000	46,456
Sanyo Special Steel Co., Ltd.	9,000	47,214
Sapporo Holdings Ltd.	1,100	31,883
Sato Holdings Corp.	2,600	59,019
Sawai Pharmaceutical Co., Ltd.	300	16,226
SCREEN Holdings Co., Ltd.	3,600	261,996
SEIKAGAKU Corp.	600	9,627
Seino Holdings Co., Ltd.	11,500	144,230
Seiren Co., Ltd.	6,500	95,901
Sekisui Jushi Corp.	2,900	53,339
Sekisui Plastics Co., Ltd.	8,000	60,244
Senko Group Holdings Co., Ltd.	6,100	37,399
Senshukai Co., Ltd.	8,500	61,860
Shibuya Corp.	300	9,264

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Shikoku Chemicals Corp.	4,000	$48,144
SHIMA SEIKI MFG., Ltd.	200	9,354
Shimachu Co., Ltd.	3,000	69,941
Shindengen Eletric Mfg. Co., Ltd.	1,000	4,957
Shin-Etsu Polymer Co., Ltd.	16,400	119,502
Shinko Electric Industries Co., Ltd.	7,500	59,729
Shinko Plantech Co., Ltd.	8,200	59,603
Shinmaywa Industries Ltd.	15,000	120,135
Shinnihon Corp.	5,700	53,063
Ship Healthcare Holdings, Inc.	1,400	38,998
Shizuoka Gas Co., Ltd.	8,600	59,482
Showa Corp.	4,900	47,695
Showa Denko K.K.	5,600	108,865
Showa Sangyo Co., Ltd.	11,000	58,004
Siix Corp.	2,200	92,172
Sinanen Holdings Co., Ltd.	2,400	47,372
Sinko Industries Ltd.	2,700	46,296
Sintokogio Ltd.	3,500	35,585
Skylark Co., Ltd.	13,100	205,933
SMK Corp.	5,000	17,246
Sogo Medical Co., Ltd.	200	8,795
Sojitz Corp.	16,300	39,297
Square Enix Holdings Co., Ltd.	2,000	63,386
Star Micronics Co., Ltd.	1,500	22,090
Starts Corp, Inc.	900	21,974
Starzen Co., Ltd.	1,100	45,589
Studio Alice Co., Ltd.	2,700	58,193
Sugi Holdings Co., Ltd.	3,100	165,147
Sumitomo Bakelite Co., Ltd.	23,000	159,910
Sumitomo Densetsu Co., Ltd.	4,500	59,973
Sumitomo Forestry Co., Ltd.	5,300	84,417
Sumitomo Mitsui Construction Co., Ltd.	76,800	85,988
Sumitomo Riko Co., Ltd.	7,900	81,532
Sumitomo Seika Chemicals Co., Ltd.	1,200	53,255
Systena Corp.	2,200	46,225
Tachi-S Co., Ltd.	3,400	59,312
Tadano Ltd.	5,900	72,345
Taihei Dengyo Kaisha Ltd.	2,000	22,321
Taiho Kogyo Co., Ltd.	1,800	22,689
Taikisha Ltd.	1,900	52,239
Taiyo Holdings Co., Ltd.	400	17,734
Taiyo Yuden Co., Ltd.	300	4,261
Takamatsu Construction Group Co., Ltd.	3,600	90,886
Takara Bio, Inc.	100	1,364
Takara Holdings, Inc.	11,900	123,781
Takara Standard Co., Ltd.	4,300	70,897
Takasago International Corp.	1,600	57,427
Takasago Thermal Engineering Co., Ltd.	4,400	70,638
Takeuchi Manufacturing Co., Ltd.	2,800	46,368
Takuma Co., Ltd.	11,600	108,930
Tamron Co., Ltd.	5,300	96,381
Tanseisha Co., Ltd.	7,000	71,801
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	84,424
TechnoPro Holdings, Inc.	1,700	68,998
TEIKOKU SEN-I Co., Ltd.	1,400	22,981
Tekken Corp.	7,000	21,174
Temp Holdings Co., Ltd.	11,600	229,067

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Tenma Corp.	3,300	$58,938
T-Gaia Corp.	9,000	166,185
The Japan Steel Works Ltd.	1,900	27,552
The Japan Wool Textile Co., Ltd.	9,400	72,823
The Nippon Road Co., Ltd.	5,000	26,591
The Nisshin Oillio Group Ltd.	19,000	112,199
The Oita Bank Ltd.	2,000	7,404
The Pack Corp.	1,100	32,876
TIS, Inc.	3,200	92,749
TKC Corp.	1,100	31,386
Toa Corp.	1,900	34,432
Toagosei Co., Ltd.	10,700	120,188
Tocalo Co., Ltd.	600	19,449
Toda Corp.	10,000	63,025
TOEI Co., Ltd.	1,000	9,372
Toenec Corp.	5,000	28,939
Toho Holdings Co., Ltd.	6,500	131,819
Toho Zinc Co., Ltd.	2,000	7,693
Tokai Carbon Co., Ltd.	4,600	23,592
Tokai Corp.	2,800	109,977
Tokai Holdings Corp.	8,200	60,343
Tokai Rika Co., Ltd.	4,500	82,564
Token Corp.	1,700	152,885
Tokuyama Corp.	9,000	39,819
Tokyo Broadcasting System Holdings, Inc.	9,500	157,404
Tokyo Ohka Kogyo Co., Ltd.	2,700	94,957
Tokyo Seimitsu Co., Ltd.	2,400	82,456
Tokyo Steel Manufacturing Co., Ltd.	7,000	55,558
Tokyu Construction Co., Ltd.	5,500	48,072
Tomy Co., Ltd.	4,600	59,063
TOPCON Corp.	500	9,133
Toppan Forms Co., Ltd.	12,700	132,906
Topre Corp.	2,900	82,090
Topy Industries Ltd.	1,300	34,287
Toridoll Holdings Corp.	1,300	32,937
Torii Pharmaceutical Co., Ltd.	2,500	60,903
Toshiba Machine Co., Ltd.	15,000	66,095
Toshiba Plant Systems & Services Corp.	8,900	132,435
Toshiba TEC Corp.	36,000	199,585
Tosho Printing Co., Ltd.	2,000	9,156
Tosoh Corp.	33,000	280,388
Totetsu Kogyo Co., Ltd.	1,400	43,801
Toyo Construction Co., Ltd.	3,600	13,490
Toyo Corp.	2,500	23,679
Toyo Ink SC Holdings Co., Ltd.	10,000	50,293
Toyo Kanetsu K.K.	11,000	31,088
Toyo Kohan Co., Ltd.	10,400	36,529
Toyo Tanso Co., Ltd.	3,100	53,323
Toyota Boshoku Corp.	12,500	241,196
TPR Co., Ltd.	1,700	57,178
Trancom Co., Ltd.	1,400	74,330
Transcosmos, Inc.	3,500	75,404
Trusco Nakayama Corp.	3,100	69,418
TS Tech Co., Ltd.	8,300	233,449
TSI Holdings Co., Ltd.	18,300	120,623
Tsubakimoto Chain Co.	4,000	34,239
Tsugami Corp.	4,000	28,641

	SHARES	FAIR VALUE
Japan - 30.9% (continued)
Tsukada Global Holdings, Inc.	1,200	$6,057
Tsukishima Kikai Co., Ltd.	2,700	29,353
Tsukui Corp.	5,800	36,031
Tsumura & Co.	1,200	43,828
Tsurumi Manufacturing Co., Ltd.	2,200	34,604
Tsutsumi Jewelry Co., Ltd.	700	13,235
TV Asahi Holdings Corp.	8,100	141,741
Ube Industries Ltd.	14,000	33,246
UKC Holdings Corp.	1,200	21,432
Ulvac, Inc.	300	16,632
Union Tool Co.	200	5,977
Unipres Corp.	3,500	80,587
United Super Markets Holdings, Inc.	15,200	148,500
United, Inc.	300	6,601
Valor Holdings Co., Ltd.	4,100	93,846
Vector, Inc.	700	10,271
Vital KSK Holdings, Inc.	8,300	71,121
Wacoal Holdings Corp.	13,000	166,682
Wacom Co., Ltd.	3,700	11,693
Wakita & Co., Ltd.	7,400	81,250
Warabeya Nichiyo Holdings Co., Ltd.	4,700	130,497
Watami Co., Ltd.	11,000	137,562
Welcia Holdings Co., Ltd.	7,100	259,639
Wowow, Inc.	900	26,533
Xebio Holdings Co., Ltd.	8,200	133,125
Yahagi Construction Co., Ltd.	10,000	80,181
Yakuodo Co., Ltd.	1,100	33,422
YAMABIKO Corp.	7,300	83,316
Yamato Kogyo Co., Ltd.	3,900	93,565
Yamazen Corp.	15,900	156,344
Yellow Hat Ltd.	3,900	93,917
Yodogawa Steel Works Ltd.	3,900	106,172
Yokogawa Bridge Holdings Corp.	1,500	20,736
Yondoshi Holdings, Inc.	1,900	45,343
Yonex Co., Ltd.	2,600	23,664
Yoshinoya Holdings Co., Ltd.	9,000	145,625
Yuasa Trading Co., Ltd.	3,700	113,589
Yurtec Corp.	8,000	53,381
Yusen Logistics Co., Ltd.	10,200	92,376
Yushin Precision Equipment Co., Ltd.	1,900	46,681
ZENRIN Co., Ltd.	400	9,748
Zensho Holdings Co., Ltd.	10,000	182,122
Zeon Corp.	7,000	71,485
ZERIA Pharmaceutical Co., Ltd.	3,900	59,864
Zojirushi Corp.	4,400	51,926

		40,537,476

Luxembourg - 0.4%
Aperam, S.A.	3,103	148,738
SAF-Holland, S.A.	2,796	48,794
Senvion, S.A. (a)	4,481	65,187
Subsea 7, S.A.	24,616	353,975

		616,694

Marshall Islands (c) - 0.0%
VTTI Energy Partners LP	105	2,047

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Netherlands - 1.6%
Aalberts Industries N.V.	6,078	$245,799
Accell Group N.V.	5,948	199,416
Arcadis N.V.	2,061	36,430
ASR Nederland N.V.	5,865	188,233
BE Semiconductor Industries N.V.	188	10,057
Brunel International N.V.	11,263	173,654
Corbion N.V.	551	16,718
IMCD N.V.	222	12,215
Kendrion N.V.	2,478	96,538
Koninklijke BAM Groep N.V.	9,259	49,114
Philips Lighting N.V. (b) (Cost: $468,610; Original Acquisition Date: 05/12/2017)	13,123	486,479
PostNL N.V.	52,815	258,145
Refresco Group N.V. (b) (Cost: $87,522; Original Acquisition Date: 05/12/2017)	4,473	88,361
SBM Offshore N.V.	4,764	73,371
SIF Holding N.V.	1,198	24,877
TKH Group N.V.	1,196	60,002
TomTom N.V. (a)	9,646	98,466

		2,117,875

Netherlands Antilles (c) - 0.0%
Sapiens International Corp. N.V. (a)	1,518	19,435

Norway - 0.7%
Aker ASA	329	12,110
Aker Solutions ASA	17,243	84,998
Atea ASA	2,659	32,414
Austevoll Seafood ASA	19,150	162,052
B2Holding ASA	12,043	22,805
Borregaard ASA	7,280	85,730
Europris ASA (b) (Cost: $37,092; Original Acquisition Date: 05/26/2017)	8,425	36,395
Kongsberg Automotive ASA (a)	62,312	48,600
Leroy Seafood Group ASA	18,950	102,047
Norway Royal Salmon ASA	6,107	105,888
Salmar ASA	2,579	69,807
TGS-Nopec Geophysical Co. ASA	8,482	176,681

		939,527

Portugal - 0.6%
Altri, SGPS, S.A.	7,516	36,643
Banco Comercial Portugues, S.A. - Class R (a)	329,436	85,117
Corticeira Amorim SGPS, S.A.	4,640	63,174
CTT-Correios de Portugal, S.A.	1,583	9,635
Mota-Engil SGPS, S.A.	16,615	50,768
Nos SGPS, S.A.	26,142	159,843
REN-Redes Energeticas Nacionais, SGPS, S.A. (a)	3,837	12,383
Semapa-Sociedade de Investimento e Gestao	9,915	184,558
Sonae SGPS, S.A.	67,530	69,564
The Navigator Company, S.A.	13,558	61,379

		733,064

Spain - 1.9%
Applus Services, S.A.	13,490	172,756
Cia de Distribucion Integral Logista Holdings SA	12,495	337,503

	SHARES	FAIR VALUE
Spain - 1.9% (continued)
CIE Automotive, S.A.	1,318	$31,388
Construcciones y Auxiliar de Ferrocarriles, S.A.	3,880	165,192
Corp Financiera Alba, S.A.	517	30,316
Ebro Foods, S.A.	4,734	111,837
Ence Energia y Celulosa, S.A.	9,426	37,114
Faes Farma, S.A.	14,905	52,073
Fomento de Construcciones y Contratas, S.p.A. (a)	18,296	201,830
Gamesa Corp Tecnologica, S.A.	12,562	284,913
Global Dominion Access, S.A. (a)	3,149	13,089
Grupo Catalana Occidente, S.A.	5,421	224,954
Indra Sistemas, S.A. (a)	4,456	61,820
Liberbank, S.A. (a)	106,772	141,173
Melia Hotels International S.A.	3,238	49,451
Miquel y Costas & Miquel, S.A.	1,679	60,016
NH Hotel Group, S.A. (a)	6,284	36,778
Papeles y Cartones de Europa, S.A.	7,991	69,570
Promotora de Informaciones, S.A. - Class A	1,695	5,427
Tecnicas Reunidas, S.A.	8,594	331,040
Tubacex, S.A.	7,143	29,729
Viscofan, S.A.	165	10,089

		2,458,058

Sweden - 3.8%
AcadeMedia AB (a)(b) (Cost: $31,851; Original Acquisition Date: 05/10/2017)	4,949	33,595
Attendo AB (b) (Cost: $61,004; Original Acquisition Date: 05/10/2017)	5,280	62,086
Axfood AB	16,850	281,887
B&B Tools AB - B Shares	5,498	122,088
Betsson AB	4,057	36,993
Bilia AB - A Shares	5,565	111,090
BillerudKorsnas AB	12,193	194,439
BioGaia AB - B Shares	826	34,166
Bossard Holding AG	250	49,249
Bravida Holding AB	6,884	49,107
Byggmax Group AB	11,375	75,254
Camurus AB	895	12,434
CAPIO AB	3,409	20,200
Clas Ohlson AB - B Shares	4,959	87,011
Cloetta AB - B Shares	7,007	30,797
Concentric AB	3,198	50,593
Dometic Group AB	4,513	37,048
Dustin Group AB (b) (Cost: $31,077; Original Acquisition Date: 05/10/2017)	3,678	31,315
Fingerprint Cards AB - Class B (a)	41,612	135,971
Granges AB	9,103	85,360
Gunnebo AB	4,124	23,060
Haldex AB (a)	2,749	37,322
Hexpol AB	11,609	120,880
Holmen AB - B Shares	6,112	274,750
Indutrade AB	3,129	73,442
Intrum Justitia AB	1,437	48,642
JM AB	9,524	358,216
KappAhl AB	12,003	65,875
Lifco AB - B Shares	1,271	37,393
Lindab International AB	3,631	39,897
Loomis AB - Class B	7,868	296,473

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Sweden - 3.8% (continued)
Mekonomen AB	5,696	$109,445
Mycronic AB	5,743	58,478
NCC AB - B Shares	5,837	163,195
New Wave Group AB	9,145	62,868
Nobia AB	24,784	269,187
Nobina AB (b) (Cost: $88,152; Original Acquisition Date: 05/10/2017)	14,103	89,245
Peab AB	27,001	320,294
Ratos AB - B Shares	13,973	68,648
RaySearch Laboratories AB (a)	1,132	31,128
Rexidor Hotel Group AB	3,651	12,644
Saab AB - Class B	1,556	80,956
SAS AB (a)	19,932	36,693
Scandi Standard AB	173	1,095
Scandic Hotels Group AB (b) (Cost: $193,256; Original Acquisition Date: 05/10/2017)	15,418	197,794
SSAB AB - A Shares (a)	47,873	195,372
SSAB AB - B Shares (a)	65,915	219,555
Sweco AB	5,101	132,992
Trelleborg AB - B Shares	521	12,253
Vitrolife AB	184	11,517

		4,989,992

Switzerland - 4.0%
APG SGA, S.A.	100	50,152
Ascom Holding AG	619	12,271
Autoneum Holding AG	945	268,557
Bell Food Group AG	200	90,031
BKW Energie AG	1,166	70,907
Bobst Group, S.A.	1,826	184,193
Bucher Industries AG	732	238,256
Burkhalter Holding AG	253	36,570
Cembra Money Bank AG	1,127	106,178
Conzzeta AG	130	128,852
dormakaba Holding AG	295	266,354
EDAG Engineering Group AG	855	15,612
Emmi AG	288	223,162
Feintool International Holding AG	199	25,683
Flughafen Zurich AG	206	51,045
Forbo Holding AG	60	99,055
Georg Fischer AG	376	354,629
Gurit Holding AG	138	133,362
Huber + Suhner AG	1,007	70,959
Implenia AG	2,221	171,755
Inficon Holding AG	233	121,967
Kardex AG	699	74,479
Komax Holding AG	88	24,554
Kudelski, S.A.	4,762	84,074
Logitech International, S.A.	5,681	207,638
Mobilezone Holding AG	14,024	218,639
OC Oerlikon Corp AG	787	9,994
Oriflame Holding AG	5,425	222,146
Orior AG	1,115	86,801
Panalpina Welttransport Holding AG	2,116	290,348
Rieter Holding AG	874	197,170
Schmolz + Bickenbach AG (a)	45,907	41,710

	SHARES	FAIR VALUE
Switzerland - 4.0% (continued)
Schweiter Technologies AG	79	$99,428
SFS Group AG	1,074	124,083
Siegfried Holding AG	128	37,004
Straumann Holding AG	221	122,417
Sulzer AG	105	12,239
Sunrise Communications Group AG (b) (Cost: $122,379; Original Acquisition Date: 05/30/2017)	1,478	122,842
Tecan Group AG	394	74,484
u-blox Holding AG	96	19,804
Valora Holding AG	763	251,300
Vontobel Holding AG	1,380	86,130
Walter Meier AG	649	29,684
Ypsomed Holding AG	51	11,005
Zehnder Group AG	2,174	77,214

		5,244,737

United Kingdom - 0.3%
Dialog Semiconductor PLC (a)	5,890	281,171
Zeal Network SE	3,748	110,206

		391,377

TOTAL COMMON STOCKS (Cost $88,872,233)		89,297,014

PREFERRED STOCKS - 0.1%

Germany - 0.1%
Draegerwerk AG & Co. KGaA - Preference Shares	438	51,343
Sartorius AG	606	61,779

TOTAL PREFERRED STOCKS (Cost $110,219)		113,122

SHORT-TERM INVESTMENTS - 16.2%

Money Market Funds - 16.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.64% (d)	4,102,957	4,102,957
First American Government Obligations Fund - Class Z - 0.65% (d)	4,347,957	4,347,957
First American Treasury Obligations Fund - Class Z - 0.64% (d)	4,347,956	4,347,956
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.67% (d)	4,347,956	4,347,956
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.65% (d)	4,102,956	4,102,956

TOTAL SHORT-TERM INVESTMENTS (Cost $21,249,782)		21,249,782

TOTAL INVESTMENTS (Cost $110,232,234) - 84.3%		110,659,918

OTHER ASSETS IN EXCESS OF LIABILITIES - 15.7%		20,604,442

TOTAL NET ASSETS - 100.0%		$131,264,360

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Security is restricted to resale. The Portfolio’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at May 31, 2017 was $1,620,358, which represents 1.2% of net assets.
(c)	Rounds to zero.
(d)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
DAX Index, June 2017 Settlement	1	$354,924	$420
Mini MSCI EAFE Index, June 2017 Settlement	177	16,690,215	16,255
S&P/TSX 60 Index, June 2017 Settlement	8	1,072,036	(3,203)
Nikkei 225 Index, June 2017 Settlement	44	3,907,359	4,301

TOTAL FUTURES CONTRACTS PURCHASED		$22,024,534	$17,773

Total Return Swaps

COUNTERPARTY	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	TERMINATION DATE	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION/ (DEPRECIATION)
Morgan Stanley	888 Holdings PLC (a)	Receive	6/1/2020	$146,647	39,146	$4,570
Goldman Sachs	888 Holdings PLC (a)	Receive	6/1/2022	27,264	7,278	817
Morgan Stanley	Abcam PLC (a)	Receive	6/1/2020	82,924	6,574	569
Goldman Sachs	Abcam PLC (a)	Receive	6/1/2022	732	58	9
Morgan Stanley	Acacia Mining PLC (a)	Receive	6/1/2020	90,316	24,390	1,609
Morgan Stanley	Advanced Medical Solutions (a)	Receive	6/1/2020	41,677	11,330	1,445
Goldman Sachs	Advanced Medical Solutions (a)	Receive	6/1/2022	7,835	2,130	30
Morgan Stanley	Air France KLM (a)	Receive	6/1/2020	206,941	18,330	3,019
Morgan Stanley	Alten SA (a)	Receive	6/1/2020	186,763	2,096	619
Goldman Sachs	Alten SA (a)	Receive	6/1/2022	17,197	193	19
Morgan Stanley	Amec Foster Wheeler PLC (a)	Receive	6/1/2020	24,567	3,746	(608)
Morgan Stanley	Asos PLC (a)	Receive	6/1/2020	290,122	3,509	5,511
Goldman Sachs	Asos PLC (a)	Receive	6/1/2022	83	1	2
Morgan Stanley	Assystem (a)	Receive	6/1/2020	78,603	2,058	(1,888)
Goldman Sachs	Assystem (a)	Receive	6/1/2022	10,694	280	(325)
Morgan Stanley	Aveva Group PLC (a)	Receive	6/1/2020	79,672	3,194	(2,115)
Goldman Sachs	Aveva Group PLC (a)	Receive	6/1/2022	1,023	41	(9)
Morgan Stanley	Axway Software SA (a)	Receive	6/1/2020	34,802	955	489
Goldman Sachs	Axway Software SA (a)	Receive	6/1/2022	2,186	60	66
Morgan Stanley	Beneteau (a)	Receive	6/1/2020	159,379	9,186	3,920
Goldman Sachs	Beneteau (a)	Receive	6/1/2022	7,634	440	417
Morgan Stanley	Boiron SA (a)	Receive	6/1/2020	50,844	512	1,170
Goldman Sachs	Boiron SA (a)	Receive	6/1/2022	12,115	122	112
Morgan Stanley	Bonduelle SCA (a)	Receive	6/1/2020	77,192	2,071	405
Goldman Sachs	Bonduelle SCA (a)	Receive	6/1/2022	8,088	217	(169)
Morgan Stanley	Boohoo.com PLC (a)	Receive	6/1/2020	2,644	977	216
Morgan Stanley	Booker Group PLC (a)	Receive	6/1/2020	536,527	208,729	(3,430)
Goldman Sachs	Booker Group PLC (a)	Receive	6/1/2022	1,732	674	(5)
Morgan Stanley	Bourbon Corp. (a)	Receive	6/1/2020	34,491	3,028	(120)
Goldman Sachs	Bourbon Corp. (a)	Receive	6/1/2022	1,743	153	(7)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	TERMINATION DATE	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION/ (DEPRECIATION)
Morgan Stanley	Bovis Homes Group PLC (a)	Receive	6/1/2020	$114,510	9,745	$(750)
Goldman Sachs	Bovis Homes Group PLC (a)	Receive	6/1/2022	940	80	(6)
Morgan Stanley	Brewin Dolphin Holdings PLC (a)	Receive	6/1/2020	102,379	23,467	1,977
Morgan Stanley	Brown Group PLC (a)	Receive	6/1/2020	59,724	16,151	2,654
Goldman Sachs	Brown Group PLC (a)	Receive	6/1/2022	44	12	3
Morgan Stanley	C&C Group PLC (a)	Receive	6/1/2020	24,671	6,450	119
Morgan Stanley	Cape PLC (a)	Receive	6/1/2020	35,360	11,423	(151)
Goldman Sachs	Cape PLC (a)	Receive	6/1/2022	62	20	—
Morgan Stanley	Card Factory PLC (a)	Receive	6/1/2020	24,736	5,755	(215)
Morgan Stanley	Carillion PLC (a)	Receive	6/1/2020	101,657	38,790	(12)
Goldman Sachs	Carillion PLC (a)	Receive	6/1/2022	605	231	(2)
Morgan Stanley	Centamin PLC (a)	Receive	6/1/2020	627,722	292,609	(1,392)
Goldman Sachs	Centamin PLC (a)	Receive	6/1/2022	764	356	(12)
Morgan Stanley	CGG SA (a)	Receive	6/1/2020	41,210	7,426	(352)
Morgan Stanley	Chemring Group PLC (a)	Receive	6/1/2020	43,057	18,514	(115)
Goldman Sachs	Chemring Group PLC (a)	Receive	6/1/2022	4,716	2,028	12
Morgan Stanley	Clinigen Group PLC (a)	Receive	6/1/2020	26,581	2,318	62
Morgan Stanley	Close Brothers Group PLC (a)	Receive	6/1/2020	61,183	2,966	(483)
Morgan Stanley	CMC Markets PLC (a)	Receive	6/1/2020	53,711	32,824	166
Goldman Sachs	CMC Markets PLC (a)	Receive	6/1/2022	6,699	4,094	(54)
Morgan Stanley	Coface SA (a)	Receive	6/1/2020	49,409	6,075	787
Morgan Stanley	Compagnie Des Alpes (a)	Receive	6/1/2020	69,076	2,388	(714)
Goldman Sachs	Compagnie Des Alpes (a)	Receive	6/1/2022	13,451	465	312
Morgan Stanley	Conviviality PLC (a)	Receive	6/1/2020	46,052	10,451	1,341
Goldman Sachs	Conviviality PLC (a)	Receive	6/1/2022	176	40	11
Morgan Stanley	Costain Group PLC (a)	Receive	6/1/2020	104,739	16,787	2,196
Goldman Sachs	Costain Group PLC (a)	Receive	6/1/2022	22,911	3,672	766
Morgan Stanley	Crest Nicholson Holdings (a)	Receive	6/1/2020	105,295	12,941	1,333
Goldman Sachs	Crest Nicholson Holdings (a)	Receive	6/1/2022	195	24	3
Morgan Stanley	Cvs Group PLC (a)	Receive	6/1/2020	55,255	3,048	1,484
Morgan Stanley	Dart Group PLC (a)	Receive	6/1/2020	62,997	7,823	10
Goldman Sachs	Dart Group PLC (a)	Receive	6/1/2022	443	55	4
Morgan Stanley	Debenhams PLC (a)	Receive	6/1/2020	112,739	174,651	(1,168)
Goldman Sachs	Debenhams PLC (a)	Receive	6/1/2022	30,036	46,530	56
Morgan Stanley	Derichebourg (a)	Receive	6/1/2020	95,871	14,090	5,011
Goldman Sachs	Derichebourg (a)	Receive	6/1/2022	5,559	817	(233)
Morgan Stanley	Devoteam SA (a)	Receive	6/1/2020	67,929	857	(187)
Goldman Sachs	Devoteam SA (a)	Receive	6/1/2022	6,183	78	(48)
Morgan Stanley	Dialight PLC (a)	Receive	6/1/2020	28,284	2,121	(263)
Goldman Sachs	Dialight PLC (a)	Receive	6/1/2022	3,694	277	57
Morgan Stanley	Diploma PLC (a)	Receive	6/1/2020	186,695	12,949	580
Goldman Sachs	Diploma PLC (a)	Receive	6/1/2022	22,376	1,552	97
Morgan Stanley	Drax Group PLC (a)	Receive	6/1/2020	131,217	29,417	3,335
Morgan Stanley	Dunelm Group PLC (a)	Receive	6/1/2020	191,680	23,765	3,719
Morgan Stanley	Ei Group PLC (a)	Receive	6/1/2020	86,373	47,126	(836)
Goldman Sachs	Ei Group PLC (a)	Receive	6/1/2022	176	96	2
Morgan Stanley	Electrocomponents PLC (a)	Receive	6/1/2020	335,526	44,401	15,194
Morgan Stanley	Elementis PLC (a)	Receive	6/1/2020	96,869	25,036	14
Goldman Sachs	Elementis PLC (a)	Receive	6/1/2022	12	3	—
Morgan Stanley	Emis Group PLC (a)	Receive	6/1/2020	32,464	2,689	(98)
Goldman Sachs	Emis Group PLC (a)	Receive	6/1/2022	72	6	—
Morgan Stanley	Entertainment One Ltd. (a)	Receive	6/1/2020	24,606	7,814	(315)
Morgan Stanley	Euler Hermes Group (a)	Receive	6/1/2020	61,103	581	(469)
Morgan Stanley	Euronext N.V. (a)	Receive	6/1/2020	61,247	1,171	233
Morgan Stanley	Evraz PLC (a)	Receive	6/1/2020	299,638	122,399	(6,500)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	TERMINATION DATE	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION/ (DEPRECIATION)
Goldman Sachs	Evraz PLC (a)	Receive	6/1/2022	$81,916	33,462	$(874)
Morgan Stanley	Faurecia (a)	Receive	6/1/2020	738,124	14,061	(3,175)
Morgan Stanley	Fenner PLC (a)	Receive	6/1/2020	72,188	17,900	503
Morgan Stanley	Ferrexpo PLC (a)	Receive	6/1/2020	276,769	125,107	(4,584)
Goldman Sachs	Ferrexpo PLC (a)	Receive	6/1/2022	148	67	—
Morgan Stanley	Fevertree Drinks PLC (a)	Receive	6/1/2020	8,263	365	350
Morgan Stanley	Firstgroup PLC (a)	Receive	6/1/2020	153,064	79,304	509
Morgan Stanley	Fnac Darty SA (a)	Receive	6/1/2020	135,618	1,945	(6)
Morgan Stanley	Forterra PLC (a)	Receive	6/1/2020	46,227	13,425	615
Goldman Sachs	Forterra PLC (a)	Receive	6/1/2022	15,595	4,529	246
Morgan Stanley	Galliford Try PLC (a)	Receive	6/1/2020	159,815	9,923	(6)
Goldman Sachs	Galliford Try PLC (a)	Receive	6/1/2022	467	29	—
Morgan Stanley	Gaztransport et Techniga SA (a)	Receive	6/1/2020	85,593	2,168	384
Goldman Sachs	Gaztransport et Techniga SA (a)	Receive	6/1/2022	27,281	691	(218)
Morgan Stanley	GL Events (a)	Receive	6/1/2020	37,291	1,478	(415)
Goldman Sachs	GL Events (a)	Receive	6/1/2022	7,468	296	19
Morgan Stanley	Go-Ahead Group PLC (a)	Receive	6/1/2020	7,785	330	(30)
Goldman Sachs	Go-Ahead Group PLC (a)	Receive	6/1/2022	47	2	(1)
Morgan Stanley	Greggs PLC (a)	Receive	6/1/2020	162,284	11,566	1,564
Goldman Sachs	Greggs PLC (a)	Receive	6/1/2022	30,784	2,194	505
Morgan Stanley	Groupe Crit (a)	Receive	6/1/2020	21,696	261	30
Goldman Sachs	Groupe Crit (a)	Receive	6/1/2022	10,059	121	(20)
Morgan Stanley	Halfords Group PLC (a)	Receive	6/1/2020	217,330	46,429	(2,991)
Goldman Sachs	Halfords Group PLC (a)	Receive	6/1/2022	43,022	9,191	148
Morgan Stanley	Haulotte Group (a)	Receive	6/1/2020	26,808	1,570	1,448
Goldman Sachs	Haulotte Group (a)	Receive	6/1/2022	3,347	196	101
Morgan Stanley	Havas SA (a)	Receive	6/1/2020	344,714	33,636	(253)
Morgan Stanley	Hays PLC (a)	Receive	6/1/2020	161,128	74,929	1,168
Morgan Stanley	Henderson Group PLC (a)	Receive	6/1/2020	133,123	44,185	(17)
Morgan Stanley	Hochschild Mining PLC (a)	Receive	6/1/2020	189,620	51,386	1,328
Morgan Stanley	Hostelworld Group PLC (a)	Receive	6/1/2020	5,472	1,179	297
Morgan Stanley	Howden Joinery Group PLC (a)	Receive	6/1/2020	322,171	55,198	(3,030)
Goldman Sachs	Howden Joinery Group PLC (a)	Receive	6/1/2022	2,060	353	(32)
Morgan Stanley	ID Logistics Group (a)	Receive	6/1/2020	42,286	279	84
Goldman Sachs	ID Logistics Group (a)	Receive	6/1/2022	7,275	48	10
Morgan Stanley	Inchcape PLC (a)	Receive	6/1/2020	317,282	30,141	(6,346)
Goldman Sachs	Inchcape PLC (a)	Receive	6/1/2022	347	33	(16)
Morgan Stanley	Indivior PLC (a)	Receive	6/1/2020	132,831	31,653	1,790
Goldman Sachs	Indivior PLC (a)	Receive	6/1/2022	457	109	11
Morgan Stanley	Interparfums SA (a)	Receive	6/1/2020	42,491	1,038	1,583
Goldman Sachs	Interparfums SA (a)	Receive	6/1/2022	3,807	93	305
Morgan Stanley	Iomart Group PLC (a)	Receive	6/1/2020	20,365	5,251	76
Goldman Sachs	Iomart Group PLC (a)	Receive	6/1/2022	12	3	—
Morgan Stanley	Ipsen (a)	Receive	6/1/2020	135,302	1,073	3,197
Morgan Stanley	Ipsos (a)	Receive	6/1/2020	172,289	4,382	110
Morgan Stanley	J D Wetherspoon PLC (a)	Receive	6/1/2020	58,190	4,389	229
Morgan Stanley	Jackpotjoy PLC (a)	Receive	6/1/2020	13,703	1,786	47
Morgan Stanley	Jacquet Metal Service (a)	Receive	6/1/2020	36,546	1,237	405
Goldman Sachs	Jacquet Metal Service (a)	Receive	6/1/2022	4,638	157	65
Morgan Stanley	JD Sports Fashion PLC (a)	Receive	6/1/2020	581,484	100,046	(1,635)
Goldman Sachs	JD Sports Fashion PLC (a)	Receive	6/1/2022	96,273	16,564	221
Morgan Stanley	John Menzies PLC (a)	Receive	6/1/2020	75,919	8,299	631
Goldman Sachs	John Menzies PLC (a)	Receive	6/1/2022	8,444	923	48
Morgan Stanley	John Wood Group PLC (a)	Receive	6/1/2020	366,365	39,741	(16,070)
Goldman Sachs	John Wood Group PLC (a)	Receive	6/1/2022	2,646	287	(172)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	TERMINATION DATE	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION/ (DEPRECIATION)
Morgan Stanley	Just Eat PLC (a)	Receive	6/1/2020	$37,281	4,309	$846
Morgan Stanley	Kainos Group PLC (a)	Receive	6/1/2020	10,602	3,543	(173)
Goldman Sachs	Kainos Group PLC (a)	Receive	6/1/2022	1,568	524	(167)
Morgan Stanley	KCOM Group PLC (a)	Receive	6/1/2020	50,577	41,649	561
Goldman Sachs	KCOM Group PLC (a)	Receive	6/1/2022	5,643	4,647	134
Morgan Stanley	Latecoere (a)	Receive	6/1/2020	14,412	3,394	(17)
Morgan Stanley	Lisi SA (a)	Receive	6/1/2020	120,069	2,735	2,284
Goldman Sachs	Lisi SA (a)	Receive	6/1/2022	15,014	342	321
Morgan Stanley	Maisons Du Monde SA (a)	Receive	6/1/2020	111,418	2,951	657
Morgan Stanley	Majestic Wine PLC (a)	Receive	6/1/2020	23,188	4,825	63
Goldman Sachs	Majestic Wine PLC (a)	Receive	6/1/2022	8,160	1,698	240
Morgan Stanley	Manitou BF SA (a)	Receive	6/1/2020	40,663	1,267	810
Goldman Sachs	Manitou BF SA (a)	Receive	6/1/2022	3,819	119	172
Morgan Stanley	Marshalls PLC (a)	Receive	6/1/2020	166,924	31,430	6,864
Goldman Sachs	Marshalls PLC (a)	Receive	6/1/2022	37,872	7,131	2,035
Morgan Stanley	Mersen SA (a)	Receive	6/1/2020	73,248	2,455	659
Goldman Sachs	Mersen SA (a)	Receive	6/1/2022	19,662	659	708
Morgan Stanley	Metropole Television SA (a)	Receive	6/1/2020	356,298	14,961	(266)
Morgan Stanley	MGI Coutier (a)	Receive	6/1/2020	135,775	3,179	(1,858)
Goldman Sachs	MGI Coutier (a)	Receive	6/1/2022	11,489	269	(207)
Morgan Stanley	Mitie Group PLC (a)	Receive	6/1/2020	130,591	41,848	516
Morgan Stanley	Moneysupermarket.com (a)	Receive	6/1/2020	176,527	39,291	3,758
Goldman Sachs	Moneysupermarket.com (a)	Receive	6/1/2022	94	21	3
Morgan Stanley	Morgan Advanced Materials PLC (a)	Receive	6/1/2020	29,882	7,767	(369)
Morgan Stanley	National Express Group PLC (a)	Receive	6/1/2020	49,410	10,345	154
Morgan Stanley	Naturex (a)	Receive	6/1/2020	98	1	1
Morgan Stanley	Neopost SA (a)	Receive	6/1/2020	226,536	5,086	3,694
Morgan Stanley	Nex Group PLC (a)	Receive	6/1/2020	218,769	26,345	(8,123)
Morgan Stanley	Northgate PLC (a)	Receive	6/1/2020	37,239	5,443	(36)
Morgan Stanley	Origin Enterprises PLC (a)	Receive	6/1/2020	38,445	5,111	(470)
Goldman Sachs	Origin Enterprises PLC (a)	Receive	6/1/2022	4,318	574	(100)
Morgan Stanley	Oxford Instruments PLC (a)	Receive	6/1/2020	20,010	1,408	(245)
Morgan Stanley	Pagegroup PLC (a)	Receive	6/1/2020	365,784	60,288	(5,508)
Goldman Sachs	Pagegroup PLC (a)	Receive	6/1/2022	285	47	(4)
Morgan Stanley	Paragon Group Companies PLC (a)	Receive	6/1/2020	220,485	37,511	(5,611)
Morgan Stanley	Pets At Home Group PLC (a)	Receive	6/1/2020	199,394	93,002	5,411
Goldman Sachs	Pets At Home Group PLC (a)	Receive	6/1/2022	37,209	17,355	1,650
Morgan Stanley	Pierre & Vacances (a)	Receive	6/1/2020	4,242	81	6
Goldman Sachs	Pierre & Vacances (a)	Receive	6/1/2022	838	16	(21)
Morgan Stanley	Plastic Omnium (a)	Receive	6/1/2020	85,196	2,293	(2,588)
Morgan Stanley	Plus500 Ltd. (a)	Receive	6/1/2020	155,395	23,556	5,478
Goldman Sachs	Plus500 Ltd. (a)	Receive	6/1/2022	28,432	4,310	1,440
Morgan Stanley	Polypipe Group PLC (a)	Receive	6/1/2020	49,617	9,226	15
Morgan Stanley	Rank Group PLC (a)	Receive	6/1/2020	36,322	12,843	249
Goldman Sachs	Rank Group PLC (a)	Receive	6/1/2022	3,315	1,172	143
Morgan Stanley	Redcentric PLC (a)	Receive	6/1/2020	69,246	64,752	(916)
Goldman Sachs	Redcentric PLC (a)	Receive	6/1/2022	3,927	3,672	(143)
Morgan Stanley	Redde PLC (a)	Receive	6/1/2020	59,955	28,032	(1,481)
Goldman Sachs	Redde PLC (a)	Receive	6/1/2022	7,439	3,478	(315)
Morgan Stanley	Redrow PLC (a)	Receive	6/1/2020	257,707	35,685	(3,685)
Goldman Sachs	Redrow PLC (a)	Receive	6/1/2022	563	78	(15)
Morgan Stanley	Renishaw PLC (a)	Receive	6/1/2020	97,209	2,038	2,003
Morgan Stanley	Restaurant Group PLC (a)	Receive	6/1/2020	61,702	13,149	3,436

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Schedule of Investments	as of May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	TERMINATION DATE	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION/ (DEPRECIATION)
Goldman Sachs	Restaurant Group PLC (a)	Receive	6/1/2022	$1,976	421	$277
Morgan Stanley	Rotork PLC (a)	Receive	6/1/2020	62,997	20,753	(1,221)
Goldman Sachs	Rotork PLC (a)	Receive	6/1/2022	149	49	(3)
Morgan Stanley	RPS Group PLC (a)	Receive	6/1/2020	61,976	17,428	403
Goldman Sachs	RPS Group PLC (a)	Receive	6/1/2022	188	53	4
Morgan Stanley	Rubis (a)	Receive	6/1/2020	168,597	1,455	(550)
Goldman Sachs	Rubis (a)	Receive	6/1/2022	116	1	(2)
Morgan Stanley	Sartorius Stedim Biotech (a)	Receive	6/1/2020	12,274	156	107
Morgan Stanley	SIG PLC (a)	Receive	6/1/2020	245,671	123,653	14,630
Morgan Stanley	Softcat PLC (a)	Receive	6/1/2020	117,626	20,987	654
Morgan Stanley	Sopra Steria Group (a)	Receive	6/1/2020	36,773	232	(53)
Morgan Stanley	Spectris PLC (a)	Receive	6/1/2020	163,723	4,863	1,583
Goldman Sachs	Spectris PLC (a)	Receive	6/1/2022	269	8	8
Morgan Stanley	SPIE SA (a)	Receive	6/1/2020	228,417	8,194	2,193
Morgan Stanley	Spirax-Sarco Engineering PLC (a)	Receive	6/1/2020	49,429	676	31
Morgan Stanley	SRE Groupe SA (a)	Receive	6/1/2020	73,217	2,544	1,079
Goldman Sachs	SRE Groupe SA (a)	Receive	6/1/2022	33,270	1,156	1,074
Morgan Stanley	SSP Group PLC (a)	Receive	6/1/2020	73,768	11,754	(133)
Morgan Stanley	Stagecoach Group PLC (a)	Receive	6/1/2020	24,686	9,059	73
Morgan Stanley	Stallergenes Greer PLC (a)	Receive	6/1/2020	896	22	—
Morgan Stanley	Stock Spirits Group PLC (a)	Receive	6/1/2020	22,597	10,022	1,004
Goldman Sachs	Stock Spirits Group PLC (a)	Receive	6/1/2022	2,142	950	171
Morgan Stanley	Supergroup PLC (a)	Receive	6/1/2020	39,828	1,993	(430)
Goldman Sachs	Supergroup PLC (a)	Receive	6/1/2022	60	3	(1)
Morgan Stanley	SVG Capital PLC (a)	Receive	6/1/2020	28,870	3,030	18
Goldman Sachs	SVG Capital PLC (a)	Receive	6/1/2022	12,958	1,360	7
Morgan Stanley	Synergie SA (a)	Receive	6/1/2020	18,831	417	(174)
Goldman Sachs	Synergie SA (a)	Receive	6/1/2022	2,258	50	(53)
Morgan Stanley	Synthomer PLC (a)	Receive	6/1/2020	40,281	6,203	245
Morgan Stanley	Talktalk Telecom Group (a)	Receive	6/1/2020	175,664	76,810	2,558
Morgan Stanley	Tarkett (a)	Receive	6/1/2020	7,734	155	267
Morgan Stanley	Technicolor SA (a)	Receive	6/1/2020	122,195	23,709	(900)
Morgan Stanley	Telecom Plus PLC (a)	Receive	6/1/2020	110,445	6,489	1,504
Goldman Sachs	Telecom Plus PLC (a)	Receive	6/1/2022	16,731	983	390
Morgan Stanley	Telit Communications PLC (a)	Receive	6/1/2020	182,322	42,526	(4,977)
Goldman Sachs	Telit Communications PLC (a)	Receive	6/1/2022	24,026	5,604	(1,610)
Morgan Stanley	Trigano Sa (a)	Receive	6/1/2020	71,942	659	(513)
Goldman Sachs	Trigano Sa (a)	Receive	6/1/2022	11,681	107	(205)
Morgan Stanley	Ubisoft Entertainment (a)	Receive	6/1/2020	191,735	3,446	4,155
Morgan Stanley	UDG Healthcare PLC (a)	Receive	6/1/2020	49,518	4,707	364
Morgan Stanley	Vedanta Resources PLC (a)	Receive	6/1/2020	84,871	10,772	(5,070)
Morgan Stanley	Vesuvius PLC (a)	Receive	6/1/2020	35,399	4,741	1,079
Morgan Stanley	Vicat (a)	Receive	6/1/2020	147,560	2,003	3,281
Morgan Stanley	Victrex PLC (a)	Receive	6/1/2020	73,420	2,951	(1,046)
Goldman Sachs	Victrex PLC (a)	Receive	6/1/2022	25	1	(1)
Morgan Stanley	Virbac SA (a)	Receive	6/1/2020	73,274	446	(1,443)
Goldman Sachs	Virbac SA (a)	Receive	6/1/2022	24,972	152	(816)
Morgan Stanley	WH Smith PLC (a)	Receive	6/1/2020	285,645	12,427	975
Goldman Sachs	WH Smith PLC (a)	Receive	6/1/2022	1,425	62	(2)
Morgan Stanley	Worldline SA (a)	Receive	6/1/2020	25,796	734	328
Morgan Stanley	WS Atkins PLC (a)	Receive	6/1/2020	10,001	373	(9)

				$18,779,432		$52,880

(a)	Foreign issue total return swap.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2017

Statement of Assets and Liabilities	May 31, 2017

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO
ASSETS:
Investments, at fair value(1)	$644,744,786	$478,253,804
Dividends and interest receivable	826,691	390,738
Receivable for fund shares sold	2,618,424	1,957,904
Receivable from Adviser	153,439	134,076
Cash	4,936	53,942
Deferred offering expenses (See Note 6)	1,237	—
Other assets	97	74
Total assets	648,349,610	480,790,538
LIABILITIES:
Variation Margin Payable	15,573	5,726
Payable for investment securities purchased	31,945,878	57,394,335
Payable for Chief Compliance Officer compensation	4,971	4,971
Payable for fund shares redeemed	62,926	60,618
Payable to Custodian	3,799	2,787
Accrued distribution fees	70,720	51,184
Deferred offering expenses (See Note 6)	—	6,680
Other accrued expenses	170,164	150,948
Total liabilities	32,274,031	57,677,249
Total net assets	$616,075,579	$423,113,289

NET ASSETS CONSIST OF:
Capital stock	$606,338,023	$424,908,215
Accumulated net investment income	1,400,467	724,819
Accumulated net realized gain	399,931	705,311
Unrealized appreciation (depreciation) on:
Investments	7,952,735	(3,182,429)
Futures contracts	(15,577)	(42,627)
Total net assets	$616,075,579	$423,113,289

Net Assets	$616,075,579	$423,113,289
Shares outstanding	60,881,175	43,110,826
Net asset value, offering and redemption price per share	$10.12	$9.81

(1) Cost of Investments	$636,792,051	$481,436,233

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Statement of Assets and Liabilities	May 31, 2017

	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO
ASSETS:
Investments, at fair value(1)	$335,512,111	$110,659,918
Unrealized appreciation on swap contracts	300,871	167,352
Dividends and interest receivable	102,598	31,696
Receivable for fund shares sold	2,779,602	1,209,003
Receivable from Adviser	140,765	103,702
Cash	9,500,000	2,350,000
Foreign currencies, at value(2)	170,132,787	53,109,450
Collateral held at broker	3,011,741	791,074
Total assets	521,480,475	168,422,195
LIABILITIES:
Unrealized depreciation on swap contracts	398,468	114,472
Payable for investment securities purchased	146,560,751	36,916,134
Payable for Chief Compliance Officer compensation	4,991	4,991
Payable for fund shares redeemed	17,170	22,456
Payable to Custodian	1,803	494
Accrued distribution fees	18,029	4,943
Deferred offering expenses (See Note 6)	5,664	5,664
Other accrued expenses	111,350	88,681
Total liabilities	147,118,226	37,157,835
Total net assets	$374,362,249	$131,264,360

NET ASSETS CONSIST OF:
Capital stock	$370,324,685	$129,584,157
Accumulated net investment income	2,177,768	287,962
Accumulated net realized gain	775,599	677,673
Unrealized appreciation (depreciation) on:
Investments	(176,526)	(167,737)
Foreign currency translation	1,155,240	811,652
Futures contracts	203,080	17,773
Swap contracts	(97,597)	52,880
Total net assets	$374,362,249	$131,264,360

Net Assets	$374,362,249	$131,264,360
Shares outstanding	36,373,294	12,672,948
Net asset value, offering and redemption price per share	$10.29	$10.36

(1) Cost of Investments	$335,169,579	$110,232,234
(2) Cost of foreign currencies	168,698,875	53,017,011

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2017

Statement of Operations	For the Period Ended May 31, 2017

	ELEMENTS U.S. PORTFOLIO(1)	ELEMENTS U.S. SMALL CAP PORTFOLIO(1)
INVESTMENT INCOME:
Dividend income	$1,315,194	$624,181
Interest income	85,273	100,638
Total investment income	1,400,467	724,819
EXPENSES:
Advisory fees (See Note 4)	231,136	284,020
Distribution (12b-1) fees	77,045	56,804
Federal and state registration fees	69,935	49,056
Audit and tax related fees	32,084	32,084
Fund accounting and administration fees	28,531	32,889
Legal fees	22,512	20,012
Offering costs	10,693	9,110
Chief Compliance Officer compensation	9,971	9,971
Transfer agency fees and expenses	8,926	8,726
Custody fees	3,852	2,840
Other expenses	10,249	10,550
Total expenses before Adviser waiver	504,934	516,062
Expenses waived by Adviser (See Note 4)	(504,934)	(516,062)
Total net expenses	—	—
Net investment income	1,400,467	724,819
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	77,593	227,496
Futures contracts	322,338	477,815
Net change in unrealized appreciation (depreciation) on:
Investments	7,952,735	(3,182,429)
Futures contracts	(15,577)	(42,627)
Net realized and unrealized gain (loss)	8,337,089	(2,519,745)
Net increase (decrease) in net assets resulting from operations	$9,737,556	$(1,794,926)

(1)	The Portfolio commenced operations on April 3, 2017.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Statement of Operations	For the Period Ended May 31, 2017

	ELEMENTS INTERNATIONAL PORTFOLIO(1)	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO(1)
INVESTMENT INCOME:
Dividend income	$70,165	$40,557
Interest income	45,292	11,139
Total investment income	115,457	51,696
EXPENSES:
Advisory fees (See Note 4)	81,132	27,188
Federal and state registration fees	42,873	15,013
Audit and tax related fees	32,054	32,054
Distribution (12b-1) fees	18,029	4,943
Legal fees	11,511	11,511
Fund accounting and administration fees	11,004	16,195
Transfer agency fees and expenses	6,708	6,708
Chief Compliance Officer compensation	4,991	4,991
Offering costs	4,507	4,507
Custody fees	1,803	494
Other expenses	7,286	7,286
Total expenses before Adviser waiver	221,898	130,890
Expenses waived by Adviser (See Note 4)	(221,898)	(130,890)
Total net expenses	—	—
Net investment income	115,457	51,696
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Foreign currency translation	2,062,311	236,266
Futures contracts	775,599	677,673
Net change in unrealized appreciation (depreciation) on:
Investments	(176,526)	(167,737)
Foreign currency translation	1,155,240	811,652
Futures contracts	203,080	17,773
Swap contracts	(97,597)	52,880
Net realized and unrealized gain	3,922,107	1,628,507
Net increase in net assets resulting from operations	$4,037,564	$1,680,203

(1)	The Portfolio commenced operations on May 1, 2017.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2017

Statement of Changes in Net Assets

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO
	PERIOD ENDED MAY 31, 2017(1)	PERIOD ENDED MAY 31, 2017(1)
OPERATIONS:
Net investment income	$1,400,467	$724,819
Net realized gain on:
Investments	77,593	227,496
Futures contracts	322,338	477,815
Net change in unrealized appreciation (depreciation) on:
Investments	7,952,735	(3,182,429)
Futures contracts	(15,577)	(42,627)
Net increase (decrease) in net assets resulting from operations	9,737,556	(1,794,926)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	608,890,382	425,844,395
Cost of shares redeemed	(2,552,359)	(936,180)
Net increase in net assets from capital share transactions	606,338,023	424,908,215
Total increase in net assets	616,075,579	423,113,289

NET ASSETS:
Beginning of period	—	—
End of period	$616,075,579	$423,113,289

Accumulated net investment income	$1,400,467	$724,819

(1)	The Portfolio commenced operations on April 3, 2017.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2017

Statement of Changes in Net Assets

	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO
	PERIOD ENDED MAY 31, 2017(1)	PERIOD ENDED MAY 31, 2017(1)
OPERATIONS:
Net investment income	$115,457	$51,696
Net realized gain on:
Foreign currency translation	2,062,311	236,266
Futures contracts	775,599	677,673
Net change in unrealized appreciation (depreciation) on:
Investments	(176,526)	(167,737)
Foreign currency translation	1,155,240	811,652
Futures contracts	203,080	17,773
Swap contracts	(97,597)	52,880
Net increase in net assets resulting from operations	4,037,564	1,680,203

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	373,924,019	135,785,017
Cost of shares redeemed	(3,599,334)	(6,200,860)
Net increase in net assets from capital share transactions	370,324,685	129,584,157
Total increase in net assets	374,362,249	131,264,360

NET ASSETS:
Beginning of period	—	—
End of period	$374,362,249	$131,264,360

Accumulated net investment income	$2,177,768	$287,962

(1)	The Portfolio commenced operations on May 1, 2017.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2017

Financial Highlights	May 31, 2017

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(3)	Net Realized and Unrealized Gains (Losses)	Total Income (Loss) from Investment Operations
Elements U.S. Portfolio
Period Ended May 31, 2017(1)	$10.00	0.03	0.09	0.12
Elements U.S. Small Cap Portfolio
Period Ended May 31, 2017(1)	$10.00	0.02	(0.21)	(0.19)
Elements International Portfolio
Period Ended May 31, 2017(2)	$10.00	0.01	0.28	0.29
Elements International Small Cap Portfolio
Period Ended May 31, 2017(2)	$10.00	0.01	0.35	0.36
(1)	The Portfolio commenced operations on April 3, 2017.
(2)	The Portfolio commenced operations on May 1, 2017.
(3)	Net investment income per share has been calculated based on average shares outstanding during the period. Net investment income per share is net of fees and expenses that were voluntarily waived or reimbursed by the Adviser, and the Adviser is free to discontinue such waivers or reimbursements at any time.
(4)	Not annualized.
(5)	Annualized.
(6)	Returns shown reflect the reinvestment of all dividends, and are net of fees and expenses, and reflect voluntary waivers and reimbursement of all of the Portfolio’s fees and expenses by Stone Ridge. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2017

Financial Highlights	May 31, 2017

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Voluntary Expense Waiver)		Ratio of Expenses to Average Net Assets (After Voluntary Expense Waiver)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Voluntary Expense Waiver)		Ratio of Net Investment Income to Average Net Assets (After Voluntary Expense Waiver)		Portfolio Turnover Rate

—	—	—	$10.12	1.20	%(4)	$616,076	0.66	%(5)	0.00	%(5)	1.16	%(5)	1.82	%(5)	0.40	%(4)

—	—	—	$9.81	(1.90	)%(4)	$423,113	0.91	%(5)	0.00	%(5)	0.37	%(5)	1.28	%(5)	0.01	%(4)

—	—	—	$10.29	2.90	%(4)	$374,362	1.23	%(5)	0.00	%(5)	(0.59	)%(5)	0.64	%(5)	0.00	%(4)

—	—	—	$10.36	3.60	%(4)	$131,264	2.65	%(5)	0.00	%(5)	(1.60	)%(5)	1.05	%(5)	0.00	%(4)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2017

Notes to Financial Statements	May 31, 2017

1. Organization

Stone Ridge Trust (the “Trust”) is an open-end management investment company, organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio and the Elements International Small Cap Portfolio, each a “Portfolio” and collectively the “Elements Portfolios.”

Each Portfolio is non-diversified. The Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio commenced operations on April 3, 2017. The Elements International Portfolio and the Elements International Small Cap Portfolio commenced operations on May 1, 2017. Each Portfolio offers one class of shares with no front-end or back-end sales charges and a 0.10% 12b-1 fee to investors. No Portfolio charges redemption fees. Each Portfolio has an unlimited number of authorized shares.

The investment objective of each Portfolio is to seek long-term capital appreciation. The Elements U.S. Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of U.S. companies. The Elements U.S. Small Cap Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of U.S. small capitalization companies. The Elements International Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of companies associated with countries with developed markets. The Elements International Small Cap Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of small capitalization companies associated with countries with developed markets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Elements Portfolios in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Elements Portfolios are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

(a) Investment Valuation and Fair Value Measurement The Board of Trustees has approved procedures pursuant to which each Elements Portfolio will value its investments (the “Valuation Procedures”). The Board of Trustees has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board of Trustees.

Listed below is a summary of certain of the methods generally used currently to value investments of each Elements Portfolio under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Portfolios’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Elements Portfolios	Annual Report	May 31, 2017

Notes to Financial Statements	May 31, 2017

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments’ total returns. Other non-exchange traded derivatives, such as FX forwards, are generally valued on the basis of valuations provided by a pricing service.

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the Valuation Date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources (ii) valuations provided by a third-party pricing agent, (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values used to determine the Portfolio’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Elements Portfolios adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Portfolio can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the

Elements Portfolios	Annual Report	May 31, 2017

Notes to Financial Statements	May 31, 2017

fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Elements Portfolios’ investments as of May 31, 2017.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Portfolio (1)
Assets
Common Stocks	$569,072,024	$—	$—	$569,072,024
Real Estate Investment Trusts	1,144,339	—	—	1,144,339
U.S. Government Notes	—	5,002,090	—	5,002,090
Money Market Funds	39,566,316	—	—	39,566,316
U.S. Treasury Bills	—	29,960,017	—	29,960,017

Total Assets	$609,782,679	$34,962,107	$—	$644,744,786
Other Financial Instruments*
Unrealized depreciation on futures contracts	$(15,577)	$—	$—	$(15,577)

Total	$(15,577)	$—	$—	$(15,577)

Elements U.S. Small Cap Portfolio (1)
Assets
Common Stocks	$395,240,005	$—	$—	$395,240,005
Real Estate Investment Trusts	1,308,670	—	—	1,308,670
Rights	73,118	—	—	73,118
U.S. Government Notes	—	5,001,090	—	5,001,090
Money Market Funds	66,639,284	—	—	66,639,284
U.S. Treasury Bills	—	9,991,637	—	9,991,637

Total Assets	$463,261,077	$14,992,727	$—	$478,253,804
Other Financial Instruments*
Unrealized depreciation on futures contracts	$(42,627)	$—	$—	$(42,627)

Total	$(42,627)	$—	$—	$(42,627)

Elements International Portfolio (1)
Assets
Common Stocks	$264,934,233	$—	$—	$264,934,233
Preferred Stocks	838,367	—	—	838,367
Money Market Funds	69,739,511	—	—	69,739,511

Total Assets	$335,512,111	$—	$—	$335,512,111
Other Financial Instruments*
Unrealized appreciation on futures contracts	$204,945	$—	$—	$204,945
Unrealized depreciation on futures contracts	(1,865)	—	—	(1,865)
Unrealized appreciation on swap contracts	—	300,871	—	300,871
Unrealized depreciation on swap contracts	—	(398,468)	—	(398,468)

Total	$203,080	$(97,597)	$—	$105,483

Elements Portfolios	Annual Report	May 31, 2017

Notes to Financial Statements	May 31, 2017

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements International Small Cap Portfolio (1)
Assets
Common Stocks	$89,297,014	$—	$—	$89,297,014
Preferred Stocks	113,122	—	—	113,122
Money Market Funds	21,249,782	—	—	21,249,782

Total Assets	$110,659,918	$—	$—	$110,659,918
Other Financial Instruments*
Unrealized appreciation on futures contracts	$20,976	$—	$—	$20,976
Unrealized depreciation on futures contracts	(3,203)	—	—	(3,203)
Unrealized appreciation on swap contracts	—	167,352	—	167,352
Unrealized depreciation on swap contracts	—	(114,472)	—	(114,472)

Total	$17,773	$52,880	$—	$70,653

*	Other financial instruments are derivatives, such as futures contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	The Portfolio measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended May 31, 2017, the Portfolio did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Derivative Transactions — All of the Elements Portfolios engaged in futures transactions while the Elements International Portfolio and Elements International Small Cap Portfolio also engaged in swaps transactions. These transactions were for speculative purposes, to maintain liquidity or to earn an enhanced return during the fiscal period ended May 31, 2017.

Futures Contracts — All of the Elements Portfolios engage in transactions in futures contracts and options on futures contracts. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. The Portfolios also are authorized to purchase or sell call and put options on futures contracts. The Portfolios may maintain margin for non-U.S. futures transactions directly with its broker or the clearinghouse.

The average notional amount of futures contracts during the fiscal period ended May 31, 2017, were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO
Long futures contracts
Equity index contracts	$21,699,900	$45,995,705	$30,135,538	$22,024,534
Total long futures contracts	$21,699,900	$45,995,705	$30,135,538	$22,024,534

Total Return Swaps — All of the Elements Portfolios may enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of

Elements Portfolios	Annual Report	May 31, 2017

Notes to Financial Statements	May 31, 2017

the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. The average amount of long total return swaps held during the period ended May 31, 2017 was $76,663,125 for the Elements International Portfolio and $18,779,432 for the Elements International Small Cap Portfolio.

Statement of Assets and Liabilities — Values of Derivatives at May 31, 2017

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements International Portfolio
Futures
Equity index contracts	Net assets—Unrealized appreciation*	$204,945

Total return swaps
Equity contracts	Unrealized appreciation on open swap contracts*	300,871

Elements International Small Cap Portfolio
Futures
Equity index contracts	Net assets—Unrealized appreciation*	20,976

Total return swaps
Equity contracts	Unrealized appreciation on open swap contracts**	167,352

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Schedule of Investments.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Portfolio
Futures
Equity index contracts	Net assets—Unrealized depreciation*	$15,577

Elements U.S. Small Cap Portfolio
Futures
Equity index contracts	Net assets—Unrealized depreciation*	42,627

Elements International Portfolio
Futures
Equity index contracts	Net assets—Unrealized depreciation*	1,865

Total return swaps
Equity contracts	Unrealized depreciation on open swap contracts**	398,468

Elements International Small Cap Portfolio
Futures
Equity index contracts	Net assets—Unrealized depreciation*	3,203

Total return swaps
Equity contracts	Unrealized depreciation on open swap contracts*	114,472

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Schedule of Investments.

Elements Portfolios	Annual Report	May 31, 2017

Notes to Financial Statements	May 31, 2017

The effect of derivative instruments on the Statement of Operations for the period ended May 31, 2017.

AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	TOTAL
Elements U.S. Portfolio
Equity index contracts	$322,338	$322,338
Elements U.S. Small Cap Portfolio
Equity index contracts	477,815	477,815
Elements International Portfolio
Equity index contracts	775,599	775,599
Elements International Small Cap Portfolio
Equity index contracts	677,673	677,673

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL
Elements U.S. Portfolio
Equity index contracts	$(15,577)	$—	$(15,577)
Elements U.S. Small Cap Portfolio
Equity index contracts	(42,627)	—	(42,627)
Elements International Portfolio
Equity index contracts	203,080	—	203,080
Equity contracts	—	(97,597)	(97,597)
Elements International Small Cap Portfolio
Equity index contracts	17,773	—	17,773
Equity contracts	—	52,880	52,880

(b) Offsetting on the Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Elements Portfolios are each subject to a netting arrangement, which governs the terms of certain transactions with select counterparties. The netting arrangement allows the Elements Portfolios to individually close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangement also specifies collateral posting arrangements at prearranged exposure levels. Under the netting agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

Elements Portfolios	Annual Report	May 31, 2017

Notes to Financial Statements	May 31, 2017

ELEMENTS INTERNATIONAL PORTFOLIO

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Assets:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Total return swap contracts	$300,871	$—	$300,871	$(300,871)	$—	$—
	$300,871	$—	$300,871	$(300,871)	$—	$—

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Liabilities:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Total return swap contracts	$398,468	$—	$398,468	$(300,871)	$(97,597)	$—
	$398,468	$—	$398,468	$(300,871)	$(97,597)	$—

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Assets:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Total return swap contracts	$167,352	$—	$167,352	$(114,472)	$—	$52,880
	$167,352	$—	$167,352	$(114,472)	$—	$52,880

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Liabilities:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Total return swap contracts	$114,472	$—	$114,472	$(114,472)	$—	$—
	$114,472	$—	$114,472	$(114,472)	$—	$—

Actual collateral pledged may be more than reported in order to satisfy broker requirements.

(c) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business, the Elements Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Elements Portfolios’ maximum exposure under these arrangements cannot be known; however, the Elements Portfolios expect any risk of loss to be remote.

(e) Federal Income Taxes The Elements Portfolios intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Elements Portfolios will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

Elements Portfolios	Annual Report	May 31, 2017

Notes to Financial Statements	May 31, 2017

(f) Distributions to Shareholders The Elements Portfolios intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Elements Portfolios each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(g) Foreign Securities and Currency Transactions The Elements Portfolios’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Elements Portfolios isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains (losses) on foreign currency translation and change in unrealized appreciation (depreciation) on foreign currency translation related items on the Elements Portfolios’ statement of operations.

The Elements International Portfolio and the Elements International Small Cap Portfolio invest primarily in foreign issued securities. Investments in foreign (non-U.S.) issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing directly or indirectly in foreign securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.

If the Elements Portfolios invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Elements Portfolios are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(h) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(i) Restricted Securities The Elements Portfolios may invest a portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

(j) REIT Distributions The character of distributions received from real estate investment trusts (“REITs”) held by the Elements Portfolios is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Elements Portfolios to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Elements Portfolios’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Portfolios intend to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income and capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share. Permanent differences for the period ended May 31, 2017 were primarily attributable to differences in the book and tax treatment of foreign currencies realized gains and losses.

Elements Portfolios	Annual Report	May 31, 2017

Notes to Financial Statements	May 31, 2017

For the period ended May 31, 2017, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Portfolios’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Elements US Portfolio	—	—	—
Elements US Small Cap Portfolio	—	—	—
Elements International Portfolio	2,062,311	(2,062,311)	—
Elements International Small Cap Portfolio	236,266	(236,266)	—

As of May 31, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

	ELEMENTS US PORTFOLIO	ELEMENTS US SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO
Tax cost of Investments	636,826,913	481,436,235	335,174,387	110,267,579
Unrealized Appreciation	22,049,090	14,818,449	6,430,599	2,310,908
Unrealized Depreciation	(14,131,217)	(18,000,880)	(6,092,875)	(1,918,569)
Net unrealized appreciation (depreciation)	7,917,873	(3,182,431)	337,724	392,339

Undistributed Ordinary Income	1,635,626	1,126,392	2,182,576	623,881
Undistributed Long-Term Capital Gains	184,057	261,113	977,301	398,075
Total distributable earnings	1,819,683	1,387,505	3,159,877	1,021,956

Post-October Capital Loss/Late Year Ordinary Loss Deferral	—	—	—	—
Other Temporary Differences	—	—	539,963	265,908
Total accumulated gain/(loss)	9,737,556	(1,794,926)	4,037,564	1,680,203

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily attributable to passive foreign investments and wash sales loss deferrals.

There are no capital loss carryovers for the period ended May 31, 2017.

Post-October capital losses represent losses realized on investments transactions from November 1, 2016 through May 31, 2017 that, in accordance with federal income tax regulations, a Portfolio may elect to defer and treat as arising in the following year. Late year ordinary losses represent ordinary and certain specified losses on investments transactions from January 1, 2017 through May 31, 2017 that, in accordance with federal income tax regulations, a Portfolio may elect to defer and treat as arising in the following year. The Elements Portfolios did not have post-October capital losses or late year ordinary losses for the period ended May 31, 2017.

There were no distributions during the period ended May 31, 2017.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the period ended May 31, 2017. The period ended May 31, 2017 is the only open tax year subject to examination. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Portfolios did not incur any interest or penalties.

Elements Portfolios	Annual Report	May 31, 2017

Notes to Financial Statements	May 31, 2017

4. Agreements

(a) Investment Management Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the Elements Portfolios’ investment adviser. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Elements Portfolios.

As compensation for its services, the Adviser is paid by each of the Elements Portfolios a fee, computed daily and paid monthly in arrears, at the annual rate of 0.30% of the average daily net assets for the Elements U.S. Portfolio, 0.50% of the average daily net assets for the Elements U.S. Small Cap Portfolio, 0.45% of the average daily net assets for the Elements International Portfolio, and 0.55% of the average daily net assets of the International Small Cap Portfolio.

For the Elements Portfolios, the Adviser has voluntarily waived its management fee and/or paid or otherwise borne operating and other expenses, with the result that the Elements Portfolios’ total annual fund operating expense ratio through May 31, 2017 was 0.00%.

As of May 31, 2017, the amounts waived or reimbursed by the Adviser with respect to the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, and the Elements International Small Cap Portfolio were $504,934, $516,062, $221,898, and $130,890, respectively. The Adviser is not eligible to recover the previously waived or reimbursed expenses since the expenses were waived or reimbursed on a voluntary basis.

(b) Custodian, Administrator and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Elements Portfolios’ distributor.

5. Distribution Plan

The Elements Portfolios pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of shares (“distribution fees”) and/or in connection with personal services rendered to shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by each Elements Portfolio pursuant to Rule 12b-1 under the 1940 Act. The maximum annual rate at which the distribution and/or servicing fees may be paid under the 12b-1 Plan (calculated as a percentage of each Portfolio’s average daily net assets) is 0.25%. Each Portfolio currently pays a rate of 0.10% unless authorized by the Board of Trustees to pay a higher rate (not to exceed 0.25%). Because 12b-1 fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

6. Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized to expense over twelve months on a straight-line basis. The offering costs incurred were $9,456 for the Elements U.S. Portfolio, $15,790 for the Elements U.S. Small Cap Portfolio, $10,171 for the Elements International Portfolio, and $10,171 for the Elements International Small Cap Portfolio.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

Elements Portfolios	Annual Report	May 31, 2017

Notes to Financial Statements	May 31, 2017

8. Investment Transactions

For the period ended May 31, 2017, aggregate purchases and sales of securities (excluding short-term securities) by the Elements Portfolios were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO
Purchases	$569,386,642	$407,025,100	$265,431,973	$88,984,381
Sales	2,142,281	23,372	1,905	1,930

9. Capital Share Transactions

ELEMENTS U.S. PORTFOLIO	PERIOD ENDED MAY 31, 2017(1)
Shares sold	61,134,269
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(253,094)
Net increase in shares	60,881,175
Shares outstanding:
Beginning of period	—
End of period	60,881,175

ELEMENTS U.S. SMALL CAP PORTFOLIO	PERIOD ENDED MAY 31, 2017(1)
Shares sold	43,205,365
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(94,539)
Net increase in shares	43,110,826
Shares outstanding:
Beginning of period	—
End of period	43,110,826

ELEMENTS INTERNATIONAL PORTFOLIO	PERIOD ENDED MAY 31, 2017(2)
Shares sold	36,727,462
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(354,168)
Net increase in shares	36,373,294
Shares outstanding:
Beginning of period	—
End of period	36,373,294

Elements Portfolios	Annual Report	May 31, 2017

Notes to Financial Statements	May 31, 2017

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	PERIOD ENDED May 31, 2017(2)
Shares sold	13,283,032
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(610,084)
Net increase in shares	12,672,948
Shares outstanding:
Beginning of period	—
End of period	12,672,948

(1)	The Portfolio commenced operations on April 3, 2017.
(2)	The Portfolio commenced operations on May 1, 2017.

10. Subsequent Events Evaluation

In preparing these financial statements, the Elements Portfolios have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. Other than the event disclosed below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Elements Emerging Markets Portfolio commenced operations on June 1, 2017. The Elements Emerging Markets’ Portfolio investment objective is to seek long-term capital appreciation and seeks to achieve its objective by investing in a broad and diverse group of securities associated with countries with emerging or frontier markets.

Elements Portfolios	Annual Report	May 31, 2017

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Stone Ridge Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Elements U.S Portfolio, Elements U.S Small Cap Portfolio, Elements International Portfolio and Elements International Small Cap Portfolio (four of the portfolios constituting Stone Ridge Trust) (collectively the Funds), as of May 31, 2017, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Stone Ridge Trust at May 31, 2017, the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, PA

July 26, 2017

Elements Portfolios	Annual Report	May 31, 2017

Expense Examples (Unaudited)

As a shareholder of the Elements Portfolios (each a “Portfolio”, together the “Portfolios”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Portfolio expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 3, 2017 through May 31, 2017 for the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio and from May 1, 2017 through May 31, 2017 for the Elements International Portfolio and the Elements International Small Cap Portfolio.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Portfolios’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each Portfolio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Elements U.S. Portfolio

	BEGINNING ACCOUNT VALUE APRIL 3, 2017	ENDING ACCOUNT VALUE MAY 31, 2017	EXPENSES PAID DURING PERIOD* APRIL 3, 2017 – MAY 31, 2017
Actual	$1,000.00	$1,012.00	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,008.08	$0.00

*	Expenses are equal to the share class’s annualized since inception expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 59/365 to reflect the partial year period. Expenses are zero because all fees and expenses were voluntarily waived or reimbursed by the Adviser, and the Adviser is free to discontinue such waivers or reimbursements at any time.

Elements Portfolios	Annual Report	May 31, 2017

Expense Examples (Unaudited)

Elements U.S. Small Cap Portfolio

	BEGINNING ACCOUNT VALUE APRIL 3, 2017	ENDING ACCOUNT VALUE MAY 31, 2017	EXPENSES PAID DURING PERIOD* APRIL 3, 2017 – MAY 31, 2017
Actual	$1,000.00	$981.00	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,008.08	$0.00

*	Expenses are equal to the share class’s annualized since inception expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 59/365 to reflect the partial year period. Expenses are zero because all fees and expenses were voluntarily waived or reimbursed by the Adviser, and the Adviser is free to discontinue such waivers or reimbursements at any time.

Elements International Portfolio

	BEGINNING ACCOUNT VALUE MAY 1, 2017	ENDING ACCOUNT VALUE MAY 31, 2017	EXPENSES PAID DURING PERIOD* MAY 1, 2017 – MAY 31, 2017
Actual	$1,000.00	$1,029.00	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,004.25	$0.00

*	Expenses are equal to the share class’s annualized since inception expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 31/365 to reflect the partial year period. Expenses are zero because all fees and expenses were voluntarily waived or reimbursed by the Adviser, and the Adviser is free to discontinue such waivers or reimbursements at any time.

Elements International Small Cap Portfolio

	BEGINNING ACCOUNT VALUE MAY 1, 2017	ENDING ACCOUNT VALUE MAY 31, 2017	EXPENSES PAID DURING PERIOD* MAY 1, 2017 – MAY 31, 2017
Actual	$1,000.00	$1,036.00	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,004.25	$0.00

*	Expenses are equal to the share class’s annualized since inception expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 31/365 to reflect the partial year period. Expenses are zero because all fees and expenses were voluntarily waived or reimbursed by the Adviser, and the Adviser is free to discontinue such waivers or reimbursements at any time.

Elements Portfolios	Annual Report	May 31, 2017

Additional Information (Unaudited)

1. Board Approval of Management Agreement

The 1940 Act requires that the Board of Trustees (the “Board”) of the Trust, including a majority of the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the 1940 Act, approve any new investment management agreement for a registered investment company, such as the investment management agreement (the “Initial Agreement”) between the Adviser and the Trust, on behalf of the Portfolios, each a series of the Trust. At an in-person meeting held January 24, 2017, the Board, including all of the Independent Trustees, considered and approved the Initial Agreement for a two-year period. In its consideration of the Initial Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Initial Agreement. In determining whether to approve the Initial Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the investment management services to be provided by the Adviser, including management of each Portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, technology and personnel needed to implement each Portfolio’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities. The Board considered other services to be provided by the Adviser, including proxy voting, monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Portfolios. In addition, the Board considered the qualifications and professional backgrounds of the Adviser’s personnel who would provide significant advisory or other services to each Portfolio under the Initial Agreement and analyzed the Adviser’s ongoing ability to service the Portfolios through such personnel. Based on this and the related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported approval of the Initial Agreement.

The Board noted that the Portfolios had not yet commenced operations and that, therefore, there was no performance to consider at that time.

In considering the cost of services to be provided and the potential benefits to be realized by the Adviser from its relationship with each Portfolio, the Board considered the fees to be paid under the Initial Agreement and the projected expense ratio for each Portfolio, and considered the Adviser’s anticipated voluntary expense waivers/reimbursements. In considering the appropriateness of the advisory fees and expense ratios applicable to the Portfolios, the Board also compared this data against corresponding information for certain funds included in the Morningstar categories to which the Portfolios’ administrator believed the Portfolios would be assigned. The Board noted that the Investment Manager had requested that each Portfolio’s benchmark, asset size and share class be used as screening factors in identifying each Portfolio’s peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser would derive from the Initial Agreement. The Board also noted that the Adviser may receive reputational and other fallout benefits from its relationships with the Portfolios. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements applicable to each of the Portfolios were fair and reasonable and that the costs of the services to be provided by the Adviser and the related benefits to the Adviser in respect of its relationships with the Portfolios supported approval of the Initial Agreement.

After reviewing this and related information, the Board considered the extent to which economies of scale in the provision of services by the Adviser might be realized as the Portfolios grew. The Board, including the Independent Trustees, concluded that it would consider ways and the extent to which economies of scale might be shared between the Adviser and shareholders of the Portfolios after the Portfolios had been in operation for a period of time.

Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters, the Board, including the Independent Trustees, concluded that the Initial Agreement should be approved for a two-year period.

Elements Portfolios	Annual Report	May 31, 2017

Additional Information (Unaudited)

2. Disclosure Regarding Trustees and Officers

Independent Trustees(1)
NAME (YEAR OF BIRTH AND ADDRESS)(2)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(3)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(4)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Jeffery Ekberg (1965)	Trustee	since 2012	Principal, TPG Capital, L.P (private equity firm), until 2011; Chief Financial Officer, Newbridge Capital, LLC (private equity firm) until 2011	17	None.

Daniel Charney (1970)	Trustee	since 2012	Head of Equities, Cowen Group (financial services firm), since 2012; Jefferies & Co. (investment bank) until 2011	17	None.

Interested Trustee
NAME (YEAR OF BIRTH AND ADDRESS)(2)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(3)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(4)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Ross Stevens(5) (1969)	Trustee, Chairman	since 2012	Founder, Chief Executive Officer and President of Stone Ridge since 2012; Investment Committee and Co-Head of Portfolio Managers Committee; Magnetar Capital (investment advisory firm) until 2012	17	None.

(1)	Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act.
(2)	Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.
(3)	Each Trustee serves until resignation or removal from the Board.
(4)	Fund complex includes Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV and Stone Ridge Trust V, other investment companies managed by the Adviser.
(5)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

The Statement of Additional Information includes additional information about each Portfolio’s Trustees and is available free of charge upon request by call the Elements Portfolios toll free at 1.855.609.3680

Elements Portfolios	Annual Report	May 31, 2017

Additional Information (Unaudited)

Officers of the Trust
NAME (YEAR OF BIRTH) AND ADDRESS(1)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since 2012	Founder of Stone Ridge Asset Management LLC, Chief Executive Officer and President of the Adviser, since 2012; prior to that Magnetar Capital (investment advisory firm) (Investment Committee and Co-Head of Portfolio Managers Committee).

Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary and Chief Legal Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016; prior to that Associate at Ropes & Gray LLP (law firm).

Patrick Kelly (1978)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since 2012	Chief Operating Officer of the Adviser, since 2012; prior to that Chief Operating Officer of Quantitative Strategies at Magnetar Capital (investment advisory firm).

Robert Gutmann (1982)	Vice President	since 2012	Head of Product Development & Execution of the Adviser, since 2012; prior to that Head of Delta-One Synthetic Solutions Group at RBC Capital Markets.

Yan Zhao (1985)	Assistant Secretary	since 2012	Head of Reinsurance of the Adviser, since 2012; prior to that Consultant at Boston Consulting Group (consulting firm).

Richard Taylor (1980)	Assistant Treasurer	since 2015	Head of Operations of the Adviser, since 2013; prior to that Budget Analyst at Integrated Rehabilitation and Recovery Care Service (construction firm) and Head of Operations at Ruby Capital Partners LLP (investment advisory firm).

(1)	Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.
(2)	The term of office of each officer is indefinite.

3. Shareholder Notification of Federal Tax Status

Pursuant to Section 853 of the Internal Revenue Code, the following Portfolios elect to pass-through to shareholders the credit for taxes paid to eligible foreign countries, which may be less than the actual amount paid for financial statement purposes:

			PER SHARE
FUND	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	SHARES OUTSTANDING AT 5/31/2017
Elements International Portfolio	78,576	8,412	0.0021602663	0.000231269	36,373,294
Elements International Small Cap Portfolio	47,509	6,953	0.0037488515	0.000548649	12,672,948

Elements Portfolios	Annual Report	May 31, 2017

Additional Information (Unaudited)

4. Availability of Quarterly Portfolio Holdings Schedules

The Elements Portfolios are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Elements Portfolios’ Form N-Q is available without charge on the SEC’s website www.sec.gov and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

5. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Elements Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website www.sec.gov. The Elements Portfolios are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Elements Portfolios	Annual Report	May 31, 2017

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Elements Portfolios P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.elementsfunds.com	XXANNU

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s annual financial statements and are not included as “audit services”. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning including review of the Portfolios’ tax returns, asset diversification and income testing, excise taxes, and fiscal year end income calculations. “All other fees” refer to the aggregate fees for products and services provided by the principal accountant, other than the services reported in the foregoing three categories. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2017	FYE 5/31/2016
Audit Fees	$100,000	N/A
Audit-Related Fees	—	N/A
Tax Fees	27,000	N/A
All Other Fees	—	N/A

To the extent required by applicable law, pre-approval by the audit committee is needed for all audit and permissible non-audit services rendered to the registrant and all permissible non-audit services rendered to Stone Ridge Asset Management LLC (the “Adviser”) or to various entities either controlling, controlled by, or under common control with the Adviser that provide ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. Pre-approval is currently on an engagement-by-engagement basis.

The percentage of fees billed by Ernst & Young, LLP applicable to non-audit services that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits waiver of pre-approval, if certain conditions are satisfied) were as follows:

	FYE 5/31/2017	FYE 5/31/2016
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant. The audit committee of the board of trustees has considered whether the provision of any non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2017	FYE 5/31/2016
Registrant	$27,000	N/A
Registrant’s Investment Adviser	$503,546	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 8/9/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 8/9/17

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 8/9/17

*	Print the name and title of each signing officer under his or her signature.